Document and Entity Information	6 Months Ended
Jul. 31, 2011
Document Type	S-4
Amendment Flag	false
Document Period End Date	Jul 31, 2011
Entity Registrant Name	SAIC, Inc.
Entity Central Index Key	0001336920
Entity Filer Category	Large Accelerated Filer
Science Applications International Corporation [Member]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Jul 31, 2011
Entity Registrant Name	Science Applications International Corporation
Entity Central Index Key	0000353394
Entity Filer Category	Non-accelerated Filer

CONSOLIDATED STATEMENTS OF INCOME (USD $) In Millions, except Per Share data	6 Months Ended		12 Months Ended
	Jul. 31, 2011	Jul. 31, 2010	Jan. 31, 2011	Jan. 31, 2010	Jan. 31, 2009
Revenues	$ 5,284	$ 5,376	$ 10,921	$ 10,580	$ 9,768
Costs and expenses:
Cost of revenues	4,615
Selling, general and administrative expenses	230
Operating income	439	478	947	836	747
Non-operating income (expense):
Interest income	1
Interest expense	(56)
Other income (expense), net	5		2	6	(15)
Income from continuing operations before income taxes	389
Benefit (provision) for income taxes	(147)
Income from continuing operations	242
Discontinued operations (Note 18):
Income from discontinued operations before income taxes	117
Provision for income taxes	(50)
Income from discontinued operations	67
Net income	309
Basic:
Income from continuing operations	$ 0.68
Income from discontinued operations	$ 0.19
Total basic earnings per share	$ 0.87
Diluted:
Income from continuing operations	$ 0.68
Income from discontinued operations	$ 0.19
Total diluted earnings per share	$ 0.87
Science Applications International Corporation [Member]
Revenues	5,284	5,376	10,921	10,580	9,768
Costs and expenses:
Cost of revenues	4,615	4,656	9,476	9,151	8,464
Selling, general and administrative expenses	230	242	498	593	557
Operating income	439	478	947	836	747
Non-operating income (expense):
Interest income	1	1	2	2	20
Interest expense	(60)	(46)	(94)	(98)	(120)
Other income (expense), net	5	(2)	2	6	(15)
Income from continuing operations before income taxes	385	431	857	746	632
Benefit (provision) for income taxes	(144)	(156)	(307)	(281)	(231)
Income from continuing operations	241	275	550	465	401
Discontinued operations (Note 18):
Income from discontinued operations before income taxes	117	54	89	24	1
Provision for income taxes	(50)	(20)	(28)	(7)	17
Income from discontinued operations	67	34	61	17	18
Net income	308	309	611	482	419
As Adjusted [Member]
Revenues		5,376	10,921	10,580	9,768
Costs and expenses:
Cost of revenues		4,656	9,476	9,151	8,464
Selling, general and administrative expenses		242	498	593	557
Operating income		478	947	836	747
Non-operating income (expense):
Interest income		1	2	2	20
Interest expense		(37)	(79)	(76)	(78)
Other income (expense), net		(2)	2	6	(15)
Income from continuing operations before income taxes		440	872	768	674
Benefit (provision) for income taxes		(159)	(314)	(289)	(246)
Income from continuing operations		281	558	479	428
Discontinued operations (Note 18):
Income from discontinued operations before income taxes		54	89	24	1
Provision for income taxes		(20)	(28)	(7)	17
Income from discontinued operations		34	61	17	18
Net income		$ 315	$ 619	$ 496	$ 446
Basic:
Income from continuing operations		$ 0.73	$ 1.48	$ 1.2	$ 1.05
Income from discontinued operations		$ 0.09	$ 0.17	$ 0.05	$ 0.05
Total basic earnings per share		$ 0.82	$ 1.65	$ 1.25	$ 1.1
Diluted:
Income from continuing operations		$ 0.73	$ 1.48	$ 1.19	$ 1.03
Income from discontinued operations		$ 0.09	$ 0.16	$ 0.04	$ 0.05
Total diluted earnings per share		$ 0.82	$ 1.64	$ 1.23	$ 1.08

CONSOLIDATED BALANCE SHEETS (USD $) In Millions	Jul. 31, 2011	Jan. 31, 2011	Jan. 31, 2010	Jan. 31, 2009	Jan. 31, 2008
ASSETS
Cash and cash equivalents	$ 1,336	$ 1,367
Receivables, net	2,124
Inventory, prepaid expenses and other current assets	307
Total current assets	3,767
Property, plant and equipment (less accumulated depreciation and amortization)	354
Intangible assets, net	196	211	105
Goodwill	1,674	1,664	1,420	1,236
Deferred income taxes	31
Other assets	91
Total assets	6,113
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable and accrued liabilities	1,222
Accrued payroll and employee benefits	453
Income taxes payable	20
Notes payable and long-term debt, current portion	553	3	3
Total current liabilities	2,248
Notes payable and long-term debt, net of current portion	1,299
Other long-term liabilities	143
Commitments and contingencies
Stockholders' equity:
Common stock
Additional paid-in capital	1,989
Retained earnings	437
Accumulated other comprehensive loss	(3)	(7)
Total stockholders' equity	2,423	2,491
Total liabilities and stockholders' equity	6,113
Science Applications International Corporation [Member]
ASSETS
Cash and cash equivalents	1,336	1,367	861	936	1,096
Receivables, net	2,124	2,069	2,013
Inventory, prepaid expenses and other current assets	307	382	282
Assets of discontinued operations		49	56
Total current assets	3,767	3,867	3,212
Property, plant and equipment (less accumulated depreciation and amortization)	354	359	387
Intangible assets, net	196	211	105
Goodwill	1,674	1,664	1,420
Deferred income taxes	31	51	103
Other assets	91	71	68
Total assets	6,113	6,223	5,295
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable and accrued liabilities	1,202	1,198	1,148
Accrued payroll and employee benefits	453	511	491
Income taxes payable	20
Notes payable and long-term debt, current portion	553	3	3
Liabilities of discontinued operations		29	40
Total current liabilities	2,228	1,741	1,682
Notes payable and long-term debt, net of current portion	1,299	1,849	1,103
Note payable to SAIC, Inc.	122	489	927
Other long-term liabilities	143	135	195
Stockholders' equity:
Common stock
Additional paid-in capital	233	233	233
Retained earnings	2,091	1,783	1,172
Accumulated other comprehensive loss	(3)	(7)	(17)
Total stockholders' equity	2,321	2,009	1,388	899	689
Total liabilities and stockholders' equity	6,113	6,223	5,295
As Adjusted [Member]
ASSETS
Cash and cash equivalents		1,367	861	936	1,096
Receivables, net		2,069	2,013
Inventory, prepaid expenses and other current assets		382	282
Assets of discontinued operations		49	56
Total current assets		3,867	3,212
Property, plant and equipment (less accumulated depreciation and amortization)		359	387
Intangible assets, net		211	105
Goodwill		1,664	1,420
Deferred income taxes		51	103
Other assets		71	68
Total assets		6,223	5,295
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable and accrued liabilities		1,205	1,172
Accrued payroll and employee benefits		511	491
Notes payable and long-term debt, current portion		3	3
Liabilities of discontinued operations		29	40
Total current liabilities		1,748	1,706
Notes payable and long-term debt, net of current portion		1,849	1,103
Other long-term liabilities		135	195
Commitments and contingencies
Stockholders' equity:
Preferred stock
Common stock
Additional paid-in capital		2,090	2,096
Retained earnings		408	212
Accumulated other comprehensive loss		(7)	(17)
Total stockholders' equity		2,491	2,291	2,083	1,868
Total liabilities and stockholders' equity		$ 6,223	$ 5,295

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Millions, except Share data	Jul. 31, 2011	Jan. 31, 2011	Jan. 31, 2010
Property, plant and equipment, accumulated depreciation and amortization	$ 421	$ 398
Preferred stock, par or stated value per share		$ 0.0001	$ 0.0001
Preferred stock, shares authorized		10,000,000	10,000,000
Preferred stock, shares issued		0	0
Preferred stock, shares outstanding		0	0
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	2,000,000,000	2,000,000,000	2,000,000,000
Common stock, shares issued	342,000,000	362,000,000	388,000,000
Common stock, shares outstanding	342,000,000	362,000,000	388,000,000
Science Applications International Corporation [Member]
Property, plant and equipment, accumulated depreciation and amortization	$ 421	$ 398
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	10,000	10,000	10,000
Common stock, shares issued	5,000	5,000	5,000
Common stock, shares outstanding	5,000	5,000	5,000

CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY AND COMPREHENSIVE INCOME (USD $) In Millions, except Share data		Science Applications International Corporation [Member] Shares Of Common Stock [Member]	Science Applications International Corporation [Member] Additional Paid-In Capital [Member] USD ( $)	Science Applications International Corporation [Member] Retained Earnings [Member] USD ( $)	Science Applications International Corporation [Member] Accumulated Other Comprehensive Loss [Member] USD ( $)	Science Applications International Corporation [Member] Comprehensive Income [Member] USD ( $)	Science Applications International Corporation [Member] USD ( $)	Shares Of Common Stock [Member]	Shares of Preferred stock [Member]	Additional Paid-In Capital [Member] USD ( $)	Retained Earnings [Member] USD ( $)	Accumulated Other Comprehensive Loss [Member] USD ( $)	Comprehensive Income [Member] USD ( $)	Total USD ( $)
Balance, value (As Adjusted [Member])										$ 1,804	$ 67	$ (3)		$ 1,868
Balance, value at Jan. 31, 2008			233	459	(3)		689
Balance, shares (As Adjusted [Member])								179,000,000	234,000,000
Balance, shares at Jan. 31, 2008		5,000
Net income (As Adjusted [Member])											446		446	446
Net income				419		419	419
Other comprehensive income, net of tax (As Adjusted [Member])												(21)	(21)	(21)
Other comprehensive income, net of tax					(21)	(21)	(21)
In-kind dividend				(188)			(188)							188
Issuances of stock, value (As Adjusted [Member])										235				235
Issuances of stock, shares (As Adjusted [Member])									24,000,000
Repurchases of stock, value (As Adjusted [Member])										(239)	(356)			(595)
Repurchases of stock, shares (As Adjusted [Member])								(20,000,000)	(11,000,000)
Conversion of preferred stock to common stock (As Adjusted [Member])								51,000,000	(51,000,000)
Adjustments for income tax benefits from stock-based compensation (As Adjusted [Member])										56				56
Stock-based compensation (As Adjusted [Member])										94				94
Balance, value (As Adjusted [Member])										1,950	157	(24)	425	2,083
Balance, value at Jan. 31, 2009			233	690	(24)	398	899
Balance, shares (As Adjusted [Member])								210,000,000	196,000,000
Balance, shares at Jan. 31, 2009		5,000
Net income (As Adjusted [Member])	[1]													117
Net income							114
Balance, value at Apr. 30, 2009
Balance, value (As Adjusted [Member])										1,950	157	(24)	425	2,083
Balance, value at Jan. 31, 2009			233	690	(24)	398	899
Balance, shares (As Adjusted [Member])								210,000,000	196,000,000
Balance, shares at Jan. 31, 2009		5,000
Net income (As Adjusted [Member])											496		496	496
Net income				482		482	482
Other comprehensive income, net of tax (As Adjusted [Member])												7	7	7
Other comprehensive income, net of tax					7	7	7
Issuances of stock, value (As Adjusted [Member])										177				177
Issuances of stock, shares (As Adjusted [Member])								3,000,000	13,000,000
Repurchases of stock, value (As Adjusted [Member])										(173)	(441)			(614)
Repurchases of stock, shares (As Adjusted [Member])								(28,000,000)	(6,000,000)
Conversion of preferred stock to common stock (As Adjusted [Member])								203,000,000	(203,000,000)
Adjustments for income tax benefits from stock-based compensation (As Adjusted [Member])										36				36
Stock-based compensation (As Adjusted [Member])										106				106
Balance, value (As Adjusted [Member])										2,096	212	(17)	503	2,291
Balance, value at Jan. 31, 2010			233	1,172	(17)	489	1,388
Balance, shares (As Adjusted [Member])								388,000,000
Balance, shares at Jan. 31, 2010		5,000
Balance, value at Oct. 31, 2009
Net income (As Adjusted [Member])	[1]													121
Net income							118
Balance, value (As Adjusted [Member])														2,291
Balance, value at Jan. 31, 2010			233				1,388
Balance, shares at Jan. 31, 2010		5,000
Net income (As Adjusted [Member])	[2]													125
Net income							122
Balance, value at Apr. 30, 2010
Balance, value (As Adjusted [Member])														2,291
Balance, value at Jan. 31, 2010			233				1,388
Balance, shares at Jan. 31, 2010		5,000
Net income (As Adjusted [Member])														315
Net income							309
Other comprehensive income, net of tax (As Adjusted [Member])														4
Balance, value at Jul. 31, 2010
Balance, value (As Adjusted [Member])										2,096	212	(17)	503	2,291
Balance, value at Jan. 31, 2010			233	1,172	(17)	489	1,388
Balance, shares (As Adjusted [Member])								388,000,000
Balance, shares at Jan. 31, 2010		5,000
Net income (As Adjusted [Member])											619		619	619
Net income				611		611	611
Other comprehensive income, net of tax (As Adjusted [Member])												10	10	10
Other comprehensive income, net of tax					10	10	10
Issuances of stock, value (As Adjusted [Member])										83				83
Issuances of stock, shares (As Adjusted [Member])								9,000,000
Repurchases of stock, value (As Adjusted [Member])										(202)	(423)			(625)
Repurchases of stock, shares (As Adjusted [Member])								(35,000,000)
Adjustments for income tax benefits from stock-based compensation (As Adjusted [Member])										11				11
Stock-based compensation (As Adjusted [Member])										102				102
Balance, value (As Adjusted [Member])										2,090	408	(7)	629	2,491
Balance, value at Jan. 31, 2011			233	1,783	(7)	621	2,009
Balance, shares (As Adjusted [Member])								362,000,000
Balance, shares at Jan. 31, 2011		5,000
Balance, value at Oct. 31, 2010
Net income (As Adjusted [Member])	[2]													131
Net income							131
Balance, value (As Adjusted [Member])												(7)		2,491
Balance, value at Jan. 31, 2011			233	1,783	(7)	621	2,009			2,090	408			2,491
Balance, shares at Jan. 31, 2011		5,000						362,000,000
Net income				308		308	308				309		309	309
Other comprehensive income, net of tax (As Adjusted [Member])												4
Other comprehensive income, net of tax					4	4	4						4	4
Issuances of stock, value										31				31
Issuances of stock, shares								7,000,000
Repurchases of stock, value										(164)	(280)			(444)
Repurchases of stock, shares								(27,000,000)
Adjustments for income tax benefits from stock-based compensation										(12)				(12)
Stock-based compensation										44				44
Balance, value (As Adjusted [Member])												(3)
Balance, value at Jul. 31, 2011			$ 233	$ 2,091	$ (3)	$ 312	$ 2,321			$ 1,989	$ 437		$ 313	$ 2,423
Balance, shares at Jul. 31, 2011								342,000,000

[1]	Income from continuing operations and net income relate to SAIC only, see Science Applications' amounts detailed below.
[2]	Earnings per share are computed independently for each of the quarters presented and therefore may not sum to the total for the fiscal year.

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions	6 Months Ended		12 Months Ended
	Jul. 31, 2011	Jul. 31, 2010	Jan. 31, 2011	Jan. 31, 2010	Jan. 31, 2009
Cash flows from continuing operations:
Net income	$ 309
Income from discontinued operations	(67)
Adjustments to reconcile net income to net cash provided by continuing operations:
Depreciation and amortization	55
Stock-based compensation	43	50	100	103	91
(Gain) loss on sale of assets	(28)
Other items	1
Increase (decrease) in cash and cash equivalents, excluding effects of acquisitions and divestitures, resulting from changes in:
Receivables	(48)
Inventory, prepaid expenses and other current assets	33
Deferred income taxes	1
Other assets	(18)
Accounts payable and accrued liabilities	2
Accrued payroll and employee benefits	(55)
Income taxes payable	(17)
Other long-term liabilities	(1)
Total cash flows provided by continuing operations	210
Cash flows from investing activities of continuing operations:
Expenditures for property, plant and equipment	(30)
Acquisitions of business, net of cash acquired	(26)	(140)	(382)	(256)	(201)
Net payments for purchase price adjustments related to prior year acquisitions	(3)
Proceeds from sale of property, plant and equipment	78
Total cash flows provided by (used in) investing activities of continuing operations	19
Cash flows from financing activities of continuing operations:
Payments on notes payable and long-term debt	(2)
Sales of stock and exercises of stock options	14
Repurchases of stock	(417)
Other items	(2)
Total cash flows provided by (used in) financing activities of continuing operations	(407)
Increase (decrease) in cash and cash equivalents from continuing operations	(178)
Cash flows from discontinued operations:
Cash provided by (used in) operating activities of discontinued operations	(20)
Cash provided by (used in) investing activities of discontinued operations	166
Increase (decrease) in cash and cash equivalents from discontinued operations	146
Effect of foreign currency exchange rate changes on cash and cash equivalents	1
Total increase (decrease) in cash and cash equivalents	(31)
Cash and cash equivalents at beginning of period	1,367
Cash and cash equivalents at end of period	1,336		1,367
Science Applications International Corporation [Member]
Cash flows from continuing operations:
Net income	308	309	611	482	419
Income from discontinued operations	(67)	(34)	(61)	(17)	(18)
Adjustments to reconcile net income to net cash provided by continuing operations:
Depreciation and amortization	55	51	110	90	88
Stock-based compensation	43	50	100	103	91
Impairment losses			4	7	29
(Gain) loss on sale of assets	(28)	1
Other items	1	1	(4)	(7)	(3)
Increase (decrease) in cash and cash equivalents, excluding effects of acquisitions and divestitures, resulting from changes in:
Receivables	(48)	10	(13)	(110)	3
Inventory, prepaid expenses and other current assets	33	(16)	(29)	54	(81)
Deferred income taxes	1	(4)	9	(19)	3
Other assets	(18)	1	(2)	2	(3)
Accounts payable and accrued liabilities	2	(95)	(17)	(24)	60
Accrued payroll and employee benefits	(55)	(22)	23	16	(70)
Income taxes payable	(17)	2	6	21	43
Other long-term liabilities	(1)	(5)	(9)	12	25
Total cash flows provided by continuing operations	209	249	728	610	586
Cash flows from investing activities of continuing operations:
Expenditures for property, plant and equipment	(30)	(35)	(73)	(58)	(58)
Acquisitions of business, net of cash acquired	(26)	(140)	(382)	(256)	(201)
Net payments for purchase price adjustments related to prior year acquisitions	(3)			(2)	(3)
Proceeds from sale of property, plant and equipment	78	1
Other items			10	10	14
Total cash flows provided by (used in) investing activities of continuing operations	19	(174)	(445)	(306)	(248)
Cash flows from financing activities of continuing operations:
Issuance of long-term debt, net of offering costs			742
Payments on notes payable and long-term debt	(2)	(1)	(3)	(18)	(113)
Proceeds from note payable to SAIC, Inc.	466	490	1,298	380	120
Payments on note payable to SAIC, Inc.	(868)	(908)	(1,853)	(782)	(461)
Other items	(2)				(1)
Total cash flows provided by (used in) financing activities of continuing operations	(406)	(419)	184	(420)	(455)
Increase (decrease) in cash and cash equivalents from continuing operations	(178)	(344)	467	(116)	(117)
Cash flows from discontinued operations:
Cash provided by (used in) operating activities of discontinued operations	(20)	8	(11)	35	(16)
Cash provided by (used in) investing activities of discontinued operations	166	81	51	1	(11)
Increase (decrease) in cash and cash equivalents from discontinued operations	146	89	40	36	(27)
Effect of foreign currency exchange rate changes on cash and cash equivalents	1	(2)	(1)	5	(16)
Total increase (decrease) in cash and cash equivalents	(31)	(257)	506	(75)	(160)
Cash and cash equivalents at beginning of period	1,367	861	861	936	1,096
Cash and cash equivalents at end of period	1,336	604	1,367	861	936
As Adjusted [Member]
Cash flows from continuing operations:
Net income		315	619	496	446
Income from discontinued operations		(34)	(61)	(17)	(18)
Adjustments to reconcile net income to net cash provided by continuing operations:
Depreciation and amortization		51	110	90	88
Stock-based compensation		50	100	103	91
Excess tax benefits from stock-based compensation		(13)	(11)	(36)	(56)
Impairment losses			4	7	29
(Gain) loss on sale of assets		1
Other items		1	(4)	(7)	(3)
Increase (decrease) in cash and cash equivalents, excluding effects of acquisitions and divestitures, resulting from changes in:
Receivables		10	(13)	(110)	3
Inventory, prepaid expenses and other current assets		(16)	(29)	54	(81)
Deferred income taxes		(4)	9	(19)	3
Other assets		1	(2)	2	(3)
Accounts payable and accrued liabilities		(96)	(17)	(24)	61
Accrued payroll and employee benefits		(22)	23	16	(70)
Income taxes payable		2	6	21	43
Other long-term liabilities		(5)	(9)	12	25
Total cash flows provided by continuing operations		241	725	588	558
Cash flows from investing activities of continuing operations:
Expenditures for property, plant and equipment		(35)	(73)	(58)	(58)
Acquisitions of business, net of cash acquired		(140)	(382)	(256)	(201)
Net payments for purchase price adjustments related to prior year acquisitions				(2)	(3)
Proceeds from sale of property, plant and equipment		1
Other items			10	10	14
Total cash flows provided by (used in) investing activities of continuing operations		(174)	(445)	(306)	(248)
Cash flows from financing activities of continuing operations:
Issuance of long-term debt, net of offering costs			742
Payments on notes payable and long-term debt		(1)	(3)	(18)	(113)
Sales of stock and exercises of stock options		22	38	58	76
Repurchases of stock		(445)	(601)	(474)	(445)
Excess tax benefits from stock-based compensation		13	11	36	56
Other items					(1)
Total cash flows provided by (used in) financing activities of continuing operations		(411)	187	(398)	(427)
Increase (decrease) in cash and cash equivalents from continuing operations		(344)	467	(116)	(117)
Cash flows from discontinued operations:
Cash provided by (used in) operating activities of discontinued operations		8	(11)	35	(16)
Cash provided by (used in) investing activities of discontinued operations		81	51	1	(11)
Increase (decrease) in cash and cash equivalents from discontinued operations		89	40	36	(27)
Effect of foreign currency exchange rate changes on cash and cash equivalents		(2)	(1)	5	(16)
Total increase (decrease) in cash and cash equivalents		(257)	506	(75)	(160)
Cash and cash equivalents at beginning of period		861	861	936	1,096
Cash and cash equivalents at end of period		$ 604	$ 1,367	$ 861	$ 936

CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $) In Millions	6 Months Ended	12 Months Ended
	Jul. 31, 2010	Jan. 31, 2011	Jan. 31, 2010	Jan. 31, 2009
Cash acquired from acquisition	$ 1	$ 10	$ 8	$ 5
Science Applications International Corporation [Member]
Cash acquired from acquisition	$ 1	$ 10	$ 8	$ 5

Summary Of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jul. 31, 2011	Jan. 31, 2011
Summary Of Significant Accounting Policies
Summary Of Significant Accounting Policies

Note 1—Summary of Significant Accounting Policies:

Nature of Operations and Basis of Presentation

SAIC, Inc. ("SAIC") is a holding company whose direct 100%-owned subsidiary is Science Applications International Corporation ("Science Applications"), a provider of scientific, engineering, systems integration and technical services and solutions in the areas of defense, health, energy, infrastructure, intelligence, surveillance, reconnaissance and cybersecurity to all agencies of the U.S. Department of Defense (DoD), the intelligence community, the U.S. Department of Homeland Security (DHS), and other U.S. Government civil agencies, state and local government agencies, foreign governments and customers in select commercial markets.

The consolidated financial statements of SAIC include the accounts of all majority-owned and 100%-owned subsidiaries, including Science Applications. The consolidated financial statements of Science Applications include the accounts of all its majority-owned and 100%-owned subsidiaries. SAIC does not have separate operations, assets or liabilities independent of Science Applications, except for a note receivable from Science Applications ("the related party note"), on which Science Applications pays interest. From time to time SAIC issues stock to Science Applications employees, which is reflected in SAIC's Statement of Stockholders' Equity and results in an increase to the related party note (see Note 7). All intercompany transactions and accounts have been eliminated in consolidation.

These Combined Notes to Condensed Consolidated Financial Statements apply to both SAIC and Science Applications. As SAIC consolidates Science Applications for financial statement purposes, disclosures that relate to activities of Science Applications also apply to SAIC. References to the "Company" refer collectively to SAIC, Science Applications, and its consolidated subsidiaries.

The accompanying financial information has been prepared by the Company pursuant to the rules and regulations of the U.S. Securities and Exchange Commission (SEC). Certain disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America (GAAP) have been condensed or omitted pursuant to such rules and regulations. These condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and notes thereto for the fiscal year ended January 31, 2011 included in this prospectus. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingencies at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting periods. Estimates have been prepared by management on the basis of the most current and best available information at the time of estimation and actual results could differ from those estimates.

In the opinion of management, the financial information as of July 31, 2011, January 31, 2011 and for the six months ended July 31, 2011 and 2010 reflects all adjustments, which consist of normal recurring adjustments, necessary for a fair presentation thereof. Operating results for the six months ended July 31, 2011 are not necessarily indicative of the results that may be expected for the fiscal year ending January 31, 2012, or any future period.

Unless otherwise noted, references to years are for fiscal years ended January 31. For example, the fiscal year ending January 31, 2012 is referred to as "fiscal 2012" in these notes to condensed consolidated financial statements.

Pension Accounting Change

The Company sponsors a defined benefit pension plan in the United Kingdom for plan participants that primarily performed services on a specific customer contract, which expired. On June 10, 2011, the Company sold certain components of the business, including the component of the business that contained this pension and employed the pension plan participants. The Company has classified the operating results of this business component, including pension expense through the date of sale, as discontinued operations for all periods presented. Pursuant to the definitive sale agreement, the Company retained the assets and obligations of this defined benefit pension plan. As a result of retaining the pension obligation, the remaining components of ongoing pension expense, primarily interest costs and assumed return on plan assets are recorded in continuing operations for periods following the sale.

On February 1, 2011, the Company elected to change its method of recognizing pension expense. Immediately prior to the change, net actuarial gains or losses in excess of 10 percent of the greater of the market-related value of plan assets or the plans' projected benefit obligation (which is referred to as the corridor) were recognized over the average remaining life expectancy of the plan participants. Under the newly adopted accounting method, the Company recognizes all net actuarial gains or losses in excess of the corridor annually in the fourth quarter of each fiscal year and whenever the plan is remeasured. While the historical method of recognizing pension expense was acceptable, the Company believes that the new method is preferable as it eliminates the delay in recognizing actuarial gains and losses in excess of the corridor, resulting in a more timely reflection of the effects of economic and interest rate conditions on plan obligations, investments and assumptions.

This change in accounting was reported through retrospective application of the new method to all periods presented, which have been designated "as adjusted". The effect of the change from inception of the plan to January 31, 2010 resulted in a  $26 million decrease in both retained earnings and net unrecognized actuarial loss on the defined benefit plan, net of tax (a component of accumulated other comprehensive loss). The effect of the change on the previously reported balances as of January 31, 2011 was a  $25 million decrease in both retained earnings and net unrecognized actuarial loss on the defined benefit plan, net of tax (a component of accumulated other comprehensive loss). The accounting change did not have a material impact on the condensed consolidated statements of income for the six months ended July 31, 2011 and 2010.

Discontinued Operations

On June 10, 2011, in order to better align its business portfolio with its strategy, the Company sold certain components of the business, which were historically included in the Company's Commercial segment, primarily focused on providing information technology (IT) services to international oil and gas companies. As described above under "Pension Accounting Change", the Company has classified the operating results of these business components, including pension expense through the date of sale, as discontinued operations for all periods presented.

The pre-sale operating results of the business sold for the periods presented were as follows:

	Six Months Ended July 31
	2011	2010 as adjusted
	(in millions)
Revenues	$69	$103
Costs and expenses:
Cost of revenues	54	84
Selling, general and administrative expenses	8	17

Operating income	$7	$2

During the six months ended July 31, 2011, the Company received proceeds of  $169 million resulting in a preliminary gain on sale before income taxes of  $109 million related to this sale, subject to contractual adjustments. During the six months ended July 31, 2010, the Company recorded a pre-tax gain of  $52 million related to the settlement of an arbitration proceeding brought against Telkom South Africa by the Company's former subsidiary, Telcordia Technologies, Inc. Income from discontinued operations also includes other activity that is immaterial and not reflected above.

Supplementary Cash Flow Information

Supplementary cash flow information, including non-cash investing and financing activities, for the periods presented was as follows:

	Six Months Ended July 31
	2011	2010
	(in millions)
Stock exchanged upon exercise of stock options	$14	$30

Vested stock issued as settlement of annual bonus accruals	$3	$4

Increase (decrease) in accrued stock repurchases	$13	$(24)

Fair value of assets acquired in acquisitions	$29	$167
Less: cash paid in acquisitions, net of cash acquired of $1 million in fiscal 2011	(26)	(140)

Liabilities assumed in acquisitions	$3	$27

Cash paid for interest (including discontinued operations)	$52	$35

Cash paid for income taxes (including discontinued operations)	$121	$157

Accounting Standards Updates Adopted

In the descriptions of accounting standards updates that follow, references to descriptive titles in "italics" relate to the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topics and Subtopics, and their descriptive titles, as appropriate.

In October 2009, the FASB issued an update to "Revenue Recognition—Multiple-Deliverable Revenue Arrangements." This update removed the objective-and-reliable-evidence-of-fair-value criterion from the separation criteria used to determine whether an arrangement involving multiple deliverables contains more than one unit of accounting, replaced references to "fair value" with "selling price" to distinguish from the fair value measurements required under the "Fair Value Measurements and Disclosures" guidance, provided a hierarchy that entities must use to estimate the selling price, eliminated the use of the residual method for allocation, and expanded the ongoing disclosure requirements. This update was effective for the Company beginning February 1, 2011 and was applied prospectively. The adoption of this accounting standard update did not have a material impact on the Company's consolidated financial position and results of operations.

In October 2009, the FASB issued an update to "Software—Multiple-Deliverable Revenue Arrangements." This update amended the existing accounting model for revenue arrangements that include both tangible products and software elements. Tangible products containing software components and nonsoftware components that function together to deliver the tangible product's essential functionality are excluded from the scope of software revenue guidance. In addition, this update provided guidance on how a vendor should allocate consideration to deliverables in an arrangement that includes both tangible products and software and enhanced the disclosure requirements related to these arrangements. This update was effective for arrangements entered into or materially modified by the Company after January 31, 2011 and was applied prospectively. The adoption of this accounting standard update did not have a material impact on the Company's consolidated financial position and results of operations.

Accounting Standards Updates Issued But Not Yet Adopted

Other accounting standards and updates issued but not effective for the Company until after July 31, 2011, are not expected to have a material effect on the Company's consolidated financial position or results of operations.

Subsequent Events

SAIC previously filed its financial statements for the six months ended July 31, 2011 on September 2, 2011. The Company has updated its evaluation of subsequent events through September 18, 2011, which is the date of issuance of these combined financial statements which include Science Applications (a non SEC filer as of September 18, 2011).

Note 1—Summary of Significant Accounting Policies:

Nature of Operations and Basis of Presentation

SAIC, Inc. ("SAIC") is a holding company whose direct, 100%-owned subsidiary is Science Applications International Corporation ("Science Applications"), a provider of scientific, engineering, systems integration and technical services and solutions in the areas of defense, health, energy, infrastructure, intelligence, surveillance, reconnaissance and cybersecurity to all agencies of the U.S. Department of Defense (DoD), the intelligence community, the U.S. Department of Homeland Security (DHS) and other U.S. Government civil agencies, state and local government agencies, foreign governments and customers in select commercial markets.

The consolidated financial statements of SAIC include the accounts of all majority-owned and 100%-owned subsidiaries, including Science Applications. The consolidated financial statements of Science Applications include the accounts of all its majority-owned and 100%-owned subsidiaries. SAIC does not have separate operations, assets or liabilities independent of Science Applications, except for a note receivable from Science Applications (the "related party note"), on which Science Applications pays interest. From time to time, SAIC issues stock to Science Applications employees, which is reflected in SAIC's Statement of Stockholders' Equity and results in an increase to the related party note (see Note 8). All intercompany transactions and accounts have been eliminated in consolidation.

These Combined Notes to Consolidated Financial Statements apply to both SAIC and Science Applications. As SAIC consolidates Science Applications for financial statement purposes, disclosures that relate to activities of Science Applications also apply to SAIC. References to the "Company" refer collectively to SAIC, Science Applications, and its consolidated subsidiaries.

The Company may dispose (or management may commit to plans to dispose) of components of the business, which are reclassified as discontinued operations for all periods presented. Prior year amounts are adjusted for consistency with the current year's presentation (see Note 18).

Unless otherwise noted, references to years are for fiscal years ended January 31. For example, the fiscal year ended January 31, 2011 is referred to as "fiscal 2011" in these combined notes to consolidated financial statements.

Stock Reclassification

In November 2009, SAIC completed a reclassification in which each share of Class A preferred stock was converted into one share of common stock. Shares of Class A preferred stock had the same economic rights as shares of common stock; however, holders of Class A preferred stock were entitled to 10 votes per share while holders of common stock were entitled to one vote per share. This conversion did not impact the Company's consolidated financial position or results of operations, other than increasing the number of SAIC's common shares outstanding and eliminating SAIC's preferred shares outstanding.

Operating Cycle

The Company's operating cycle for long-term contracts may be greater than one year and is measured by the average time intervening between the inception and the completion of those contracts. Contract-related assets and liabilities are classified as current assets and current liabilities.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingencies at the date of the financial statements as well as the reported amounts of revenues and expenses during the reporting periods. Management evaluates these estimates and assumptions on an ongoing basis, including those relating to allowances for doubtful accounts, inventories, fair value and impairment of intangible assets and goodwill, income taxes, estimated profitability of long-term contracts, pension benefits, stock-based compensation expense, contingencies and litigation. Estimates have been prepared by management on the basis of the most current and best available information and actual results could differ from those estimates.

Revenue Recognition Accounting Change

The Company's revenues are generated primarily from contracts with the U.S. Government, commercial customers, and various international, state and local governments or from subcontracts with other contractors engaged in work with such customers. The Company performs under various types of contracts, which include firm-fixed-price, time-and-materials, fixed-price-level-of-effort, cost-plus-fixed-fee, cost-plus-award-fee and cost-plus-incentive-fee contracts.

Accounting Change. Prior to February 1, 2010, the Company recognized revenues on cost-plus-fixed-fee, time-and-materials and fixed-price-level-of-effort contracts with the U.S. Government primarily based on contract costs incurred to date compared with total estimated costs at completion (cost-to-cost method), which is an input method of percentage-of-completion that relied heavily on management's estimates of contract revenues and contract costs at completion. Effective February 1, 2010, the Company changed its method of revenue recognition for cost-plus-fixed-fee, time-and-materials and fixed-price-level-of-effort contracts with the U.S. Government to the methods described below. Contract costs will continue to be expensed as incurred under these contracts.

Cost-plus-fixed-fee contracts—Revenue is recognized on the basis of partial performance as costs are incurred plus an estimate of applicable fees as the Company becomes contractually entitled to reimbursement of costs and the applicable fees pursuant to the guidance in Accounting Standards Codification (ASC) 912-605-25 Contractors-Federal Government—Recognition of Fees Under Cost-Plus-Fixed-Fee Contracts.

Time-and-materials contracts—Revenue is recognized using the percentage-of-completion method of accounting utilizing an output measure to measure progress toward completion based on the hours provided in performance under the contract multiplied by the negotiated contract billing rates, plus the negotiated contract billing rate of any allowable material and subcontract costs and out-of-pocket expenses.

Fixed-price-level-of-effort contracts—These contracts are substantially similar to time-and-materials contracts except they require a specified level of effort over a stated period of time. Accordingly, the Company recognizes revenue in a manner similar to time-and-materials contracts whereby the Company uses the percentage-of-completion method of accounting utilizing an output measure. The Company measures progress toward completion based on the hours provided in performance under the contract multiplied by the negotiated contract billing rates, plus the negotiated contract billing rate of any allowable material costs and out-of-pocket expenses.

The revenue recognition change impacts contracts accounting for approximately two-thirds of the Company's revenues. The Company believes the change is to an alternative accounting principle that is preferable because it better reflects the economic substance and earnings process under these arrangements. This change was facilitated by the implementation of a new information technology system.

Although this change impacts contracts accounting for approximately two-thirds of the Company's revenues, the result of the accounting change was immaterial to the Company's consolidated financial position and results of operations for all periods presented because the resulting measurement of the progress toward completion under the two methods is not significantly different. Accordingly, the cumulative effect of the accounting change was recognized in the consolidated statement of income in the first quarter of fiscal 2011, rather than retrospectively applied to the prior period consolidated financial statements.

Revenue Recognition. Cost-plus-fixed-fee contracts—Revenue is recognized on cost-plus-fixed-fee contracts with the U.S. Government on the basis of partial performance equal to costs incurred plus an estimate of applicable fees earned as the Company becomes contractually entitled to reimbursement of costs and the applicable fees.

Time-and-materials contracts—Revenue is recognized on time-and-materials contracts with the U.S. Government using the percentage-of-completion method of accounting utilizing an output measure of progress. Revenue is recognized on time-and-materials contracts with non-U.S. Government customers using a proportional performance method. Under both of these methods, revenue is recognized based on the hours provided in performance under the contract multiplied by the negotiated contract billing rates, plus the negotiated contract billing rate of any allowable material and subcontract costs and out-of-pocket expenses.

Fixed-price-level-of-effort contracts (FP-LOE)—These contracts are substantially similar to time-and-materials contracts except they require a specified level of effort over a stated period of time. Accordingly, the Company recognizes revenue on FP-LOE contracts with the U.S. Government in a manner similar to time-and-materials contracts whereby the Company measures progress toward completion based on the hours provided in performance under the contract multiplied by the negotiated contract billing rates, plus the negotiated contract billing rate of any allowable material costs and out-of-pocket expenses.

Cost-plus-award-fee/cost-plus-incentive fee contracts—Revenues and fees on these contracts with the U.S. Government are primarily recognized using the percentage-of-completion method of accounting, most often based on the cost-to-cost method. The Company includes an estimate of the ultimate incentive or award fee to be received on the contract in the estimate of contract revenues for purposes of applying the percentage-of-completion method of accounting.

Firm-fixed-price contracts—Revenues and fees on these contracts that are system integration or engineering in nature are primarily recognized using the percentage-of-completion method of accounting utilizing the cost-to-cost method.

Revenues from services and maintenance contracts, notwithstanding contract type, are recognized over the term of the respective contracts as the services are performed and revenue is earned. Revenues from unit-priced contracts are recognized as transactions are processed based on objective measures of output. Revenues from the sale of manufactured products are recorded upon passage of title and risk of loss to the customer, which is generally upon delivery, provided that all other requirements for revenue recognition have been met.

The Company also uses the efforts-expended method of percentage-of-completion using measures such as labor dollars for measuring progress toward completion in situations in which this approach is more representative of the progress on the contract. For example, the efforts-expended method is utilized when there are significant amounts of materials or hardware procured for the contract that is not representative of progress on the contract. Additionally, the Company utilizes the units-of-delivery method under percentage-of-completion on contracts where separate units of output are produced. Under the units-of-delivery method, revenue is generally recognized when the units are delivered to the customer, provided that all other requirements for revenue recognition have been met.

The Company also evaluates its contracts for multiple elements, and when appropriate, separates the contracts into separate units of accounting for revenue recognition.

The Company provides for anticipated losses on contracts by recording an expense during the period in which the losses are determined. Amounts billed and collected but not yet recognized as revenues under certain types of contracts are deferred. Contract costs incurred for U.S. Government contracts, including indirect costs, are subject to audit and adjustment through negotiations between the Company and government representatives. The Company has agreed upon and settled indirect contract costs through fiscal 2004. Revenues on U.S. Government contracts have been recorded in amounts that are expected to be realized upon final settlement.

The Company's accounts receivable include unbilled receivables, which consist of costs and fees billable upon contract completion or the occurrence of a specified event, the majority of which is expected to be billed and collected within one year. The Company does not believe it has significant exposure to credit risk as accounts receivable and the related unbilled amounts are primarily due from the U.S. Government. Unbilled receivables are stated at estimated realizable value. Contract retentions are billed when the Company has negotiated final indirect rates with the U.S. Government and, once billed, are subject to audit and approval by government representatives. Consequently, the timing of collection of retention balances is outside the Company's control. Based on the Company's historical experience, the majority of retention balances are expected to be collected beyond one year.

Contract claims are unanticipated additional costs incurred but not provided for in the executed contract price that the Company seeks to recover from the customer. Such costs are expensed as incurred. Additional revenue related to contract claims is recognized when the amounts are awarded by the customer.

In certain situations, primarily where the Company is not the primary obligor on certain elements of a contract such as the provision of administrative oversight and/or management of government-owned facilities or logistical support services related to other vendors' products, the Company recognizes as revenue the net management fee associated with the services and excludes from its income statement the gross sales and costs associated with the facility or other vendors' products.

Pension Accounting Change

On February 1, 2011, the Company elected to change its method of recognizing pension expense on its defined benefit pension plan in the United Kingdom. Immediately prior to the change, net actuarial gains or losses in excess of 10 percent of the greater of the market-related value of plan assets or the plans' projected benefit obligation (which is referred to as the corridor) were recognized over the average remaining life expectancy of the plan participants. Under the new accounting method, the Company recognizes all net actuarial gains or losses in excess of the corridor annually in the fourth quarter of each fiscal year and whenever a plan is remeasured. While the historical method of recognizing pension expense was acceptable, the Company believes that the new method is preferable as it eliminates the delay in recognizing actuarial gains and losses in excess of the corridor, resulting in a more timely reflection of the effects of economic and interest rate conditions on plan obligations, investments and assumptions.

This change in accounting was reported through retrospective application of the new method to all periods presented, which have been designated "as adjusted". The effect of the change from inception of the plan to January 31, 2008 was a  $20 million and  $22 million decrease in retained earnings and net unrecognized actuarial loss on the defined benefit plan, net of tax (a component of accumulated other comprehensive loss), respectively. The accounting change resulted in an increase (decrease) to net income of  $1 million,  $(1) million, and  $(6) million for fiscal 2011, 2010, and 2009, respectively.

Pre-contract Costs

Costs incurred on projects as pre-contract costs are deferred as assets (inventory, prepaid expenses and other current assets) when the Company has been requested by the customer to begin work under a new arrangement prior to contract execution. The Company records pre-contract costs when formal contracts have not yet been executed, and it is probable that the Company will recover the costs through the issuance of a contract. When the formal contract has been executed, the costs are recorded to the contract and revenue is recognized.

Fair Value of Financial Instruments

The accounting standard for fair value measurements establishes a three-tier value hierarchy, which prioritizes the inputs used in measuring fair value as follows: observable inputs such as quoted prices in active markets (Level 1); inputs other than the quoted prices in active markets that are observable either directly or indirectly (Level 2); and unobservable inputs in which there is little or no market data, which requires the Company to develop its own assumptions (Level 3). The Company utilizes Level 2 inputs in testing assets for recovery upon events or changes in circumstances that indicate the carrying value of those assets may not be recoverable.

The fair value of financial instruments is determined based on quoted market prices, if available, or management's best estimate. It is management's belief that the carrying amounts of the Company's financial instruments, which include cash equivalents and long-term investments in private equity securities, are reasonable estimates of their related fair values. Cash equivalents are recorded at historical cost which equals fair value based on quoted market prices (Level 1 input). Management evaluates its investments for other-than-temporary impairment at each balance sheet date. When testing long-term investments for recovery of carrying value, the fair value of long-term investments in private equity securities is determined using various valuation techniques and factors, such as market prices of comparable companies (Level 2 input), discounted cash flow models (Level 2 input) and recent capital transactions of the portfolio companies being valued (Level 3 input). If management determines that an other-than-temporary decline in the fair value of an investment has occurred, an impairment loss is recognized to reduce the investment to its estimated fair value (Level 2 input). The fair value of long-term debt (Note 7) is determined based on interest rates available for debt with terms and maturities similar to the Company's existing debt arrangements (Level 2 input).

Cash and Cash Equivalents

The Company's cash equivalents were primarily comprised of investments in several large institutional money market funds that invest primarily in bills, notes and bonds issued by the U.S. Treasury, U.S. Government guaranteed repurchase agreements fully collateralized by U.S. Treasury obligations, U.S. Government guaranteed securities and investment-grade corporate securities that have original maturities of three months or less. There are no restrictions on the withdrawal of the Company's cash and cash equivalents.

Restricted Cash

The Company has restricted cash balances, primarily representing advances from a customer, that are restricted as to use for certain expenditures related to that customer's contract. Restricted cash is reflected in inventory, prepaid expenses and other current assets in the Company's consolidated financial statements.

Investments

Investments in affiliates and corporate joint ventures where the Company has a noncontrolling ownership interest representing less than 50% and over which the Company has the ability to exercise significant influence, are accounted for under the equity method of accounting whereby the Company recognizes its proportionate share of the affiliates' net income or loss and does not consolidate the affiliates' assets and liabilities. Equity investments in affiliates over which the Company does not have the ability to exercise significant influence and whose securities do not have a readily determinable fair value are carried at cost or cost net of other-than-temporary impairments.

Inventories

Inventories are valued at the lower of cost or estimated net realizable value. Raw material inventory is valued using the average cost or first-in, first-out methods. Work-in-process inventory includes raw material costs plus labor costs, including fringe benefits, and allocable overhead costs. Finished goods inventory consists primarily of purchased finished goods for resale to customers, such as tires, lubricants and first responder equipment, in addition to manufactured border, port and mobile security products. The Company evaluates inventory against historical and planned usage to determine appropriate provisions for obsolete inventory.

Property, Plant and Equipment

Purchases of property, plant and equipment as well as costs associated with major renewals and betterments are capitalized. Maintenance, repairs and minor renewals and betterments are expensed as incurred. When assets are sold or otherwise disposed of, the cost and related accumulated depreciation or amortization are removed from the accounts and any resulting gain or loss is recognized.

Depreciation is recognized using the methods and estimated useful lives as follows:

	Depreciation method	Estimated useful lives (in years)
Equipment	Straight-line or declining-balance	2-10
Building	Straight-line	20-40
Building improvements and leasehold improvements	Straight-line	Shorter of lease term or 25

The Company evaluates its long-lived assets for potential impairment whenever there is evidence that events or changes in circumstances indicate that the carrying value may not be recoverable and the carrying amount of the asset exceeds its estimated future undiscounted cash flows. When the carrying amount of the asset exceeds its estimated future undiscounted cash flows, an impairment loss is recognized to reduce the asset's carrying amount to its estimated fair value based on the present value of its estimated future cash flows.

Beginning in fiscal 2009, in an effort to improve the Company's cost structure, improve utilization of building space and generate funds for investments in growth initiatives, management committed to a plan to sell certain company-owned facilities. As of January 31, 2011, there were certain facilities that are reported as held for sale within the Corporate and Other segment.

Goodwill and Intangible Assets

The Company evaluates goodwill (see Note 5) for potential impairment annually at the beginning of the fourth quarter, or if events or circumstances indicate that the carrying value may not be recoverable. The goodwill impairment test is a two-step process performed at the reporting unit level. The first step consists of estimating the fair values of each of the reporting units based on a combination of two valuation methods, a market approach and an income approach. Fair value computed using these two methods is determined using a number of factors, including projected future operating results and business plans, economic projections, anticipated future cash flows, comparable market data based on industry grouping, and the cost of capital. The estimated fair values are compared with the carrying values of the reporting units, which include the allocated goodwill. If the fair value is less than the carrying value of a reporting unit, which includes the allocated goodwill, a second step is performed to compute the amount of the impairment by determining an implied fair value of goodwill. The implied fair value of goodwill is the residual fair value derived by deducting the fair value of a reporting unit's identifiable assets and liabilities from its estimated fair value calculated in the first step. The impairment expense represents the excess of the carrying amount of the reporting units' goodwill over the implied fair value of the reporting units' goodwill.

Intangible assets with finite lives are amortized using the method that best reflects how their economic benefits are utilized or, if a pattern of economic benefits cannot be reliably determined, on a straight-line basis over their estimated useful lives. Intangible assets with finite lives are assessed for impairment whenever events or changes in circumstances indicate that the carrying value may not be recoverable. Intangible assets with indefinite lives are not amortized but are assessed for impairment at the beginning of the fourth quarter and whenever events or changes in circumstances indicate that the carrying value may not be recoverable.

Selling, General and Administrative Expenses

The Company classifies indirect costs incurred within or allocated to its Government customers as overhead (included in cost of revenues) and general and administrative expenses in the same manner as such costs are defined in the Company's disclosure statements under U.S. Government Cost Accounting Standards. Effective in fiscal 2011, the Company updated its disclosure statements with the Defense Contract Management Agency, resulting in certain costs being classified differently either as overhead or as general and administrative expenses on a prospective basis. This change has caused a net increase in reported cost of revenues and a net decrease in reporting selling, general and administrative expenses in fiscal 2011 as compared to fiscal 2010; however, total operating costs were not affected by this change. Selling, general and administrative expenses include general and administrative, bid and proposal and internal research and development expenses.

Income Taxes

The Company accounts for income taxes under the asset and liability method in accordance with the accounting standard for income taxes. The asset and liability method requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the carrying amounts and tax bases of assets and liabilities (Note 13). Under this method, changes in tax rates and laws are recognized in income in the period such changes are enacted.

The Company records net deferred tax assets to the extent that it believes these assets will more likely than not be realized. In making such determination, the Company considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax planning strategies and recent results of operations. In the event the Company were to determine that it would be able to realize its deferred income tax assets in the future in excess of their net recorded amount or would no longer be able to realize its deferred income tax assets in the future as currently recorded, the Company would make an adjustment to the valuation allowance which would decrease or increase the provision for income taxes.

The provision for federal, state, foreign and local income taxes is calculated on income before income taxes based on current tax law and includes the cumulative effect of any changes in tax rates from those used previously in determining deferred tax assets and liabilities. Such provision differs from the amounts currently payable because certain items of income and expense are recognized in different reporting periods for financial reporting purposes than for income tax purposes.

The Company recognizes liabilities for uncertain tax positions when it is more likely than not that a tax position will not be sustained upon examination and settlement with various taxing authorities. Liabilities for uncertain tax positions are measured based upon the largest amount of benefit that is greater than 50% likely of being realized upon ultimate settlement. The Company recognizes interest and penalties related to uncertain tax positions in its income tax expense.

Stock-Based Compensation

The Company recognizes the fair value of all stock-based awards, including stock options, granted to employees and directors in exchange for services as compensation expense over the requisite service period, which is typically the vesting period, net of an estimated forfeiture rate.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk primarily consist of cash equivalents and accounts receivable. At January 31, 2011, the Company's cash and cash equivalents, which include investments in several large institutional money market funds that invest primarily in bills, notes and bonds issued by the U.S. Treasury, U.S. Government guaranteed repurchase agreements fully collateralized by U.S. Treasury obligations, U.S. Government guaranteed securities and investment-grade corporate securities, bear both fixed and variable interest rates. Although credit risk is limited, the Company's receivables are concentrated with its principal customers, which are the various agencies of the U.S. Government and customers engaged in work for the U.S. Government.

Foreign Currency

The financial statements of consolidated international subsidiaries, for which the functional currency is not the U.S. dollar, are translated into U.S. dollars using the exchange rate at each balance sheet date for assets and liabilities and a weighted average exchange rate for revenues, expenses, gains and losses. Translation adjustments are recorded as accumulated other comprehensive income (loss) in stockholders' equity. Transaction gains and losses are recognized in the statement of income.

Accounting Standards Updates Adopted

In July 2010, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2010-20, Receivables (Topic 310): Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses, which became effective for the Company during the year ended January 31, 2011. This update expands the disclosure requirements regarding an entity's allowance for credit losses and the quality of its financing receivables. The expanded disclosure requirements do not apply to trade account receivables arising from the sale of goods or services with contractual maturities of one year or less. The majority of the Company's accounts receivable, including unbilled accounts receivable, result from sales to the U.S. Government, which are presumed to be free of credit risk, and have contractual maturities of less than one year. Accordingly, the expanded disclosure requirements are not applicable to the Company's receivables with the U.S. Government.

During the fiscal years presented, the Company adopted various other accounting standards issued by the FASB, none of which had a material effect on the Company's consolidated financial position and results of operations.

Accounting Standards Updates Issued But Not Yet Adopted

In the descriptions of accounting standards updates that follow, references to descriptive titles in "italics" relate to the FASB Accounting Standards Codification Topics and Subtopics, and their descriptive titles, as appropriate.

In October 2009, the FASB issued an update to "Revenue Recognition—Multiple-Deliverable Revenue Arrangements". This update removes the objective-and-reliable-evidence-of-fair-value criterion from the separation criteria used to determine whether an arrangement involving multiple deliverables contains more than one unit of accounting, replaces references to "fair value" with "selling price" to distinguish from the fair value measurements required under the "Fair Value Measurements and Disclosures" guidance, provides a hierarchy that entities must use to estimate the selling price, eliminates the use of the residual method for allocation, and expands the ongoing disclosure requirements. This update is effective for the Company beginning February 1, 2011 and will be applied prospectively. The adoption of this accounting standard update is not expected to have a material impact on the Company's consolidated financial position and results of operations.

In October 2009, the FASB issued an update to "Software—Multiple-Deliverable Revenue Arrangements". This update amends the existing accounting model for revenue arrangements that include both tangible products and software elements. Tangible products containing software components and nonsoftware components that function together to deliver the tangible product's essential functionality are excluded from the scope of software revenue guidance. In addition, this update provides guidance on how a vendor should allocate consideration to deliverables in an arrangement that includes both tangible products and software and enhances the disclosure requirements related to these arrangements. This update is effective for arrangements entered into or materially modified by the Company after January 31, 2011 and will be applied prospectively. The adoption of this accounting standard update is not expected to have a material impact on the Company's consolidated financial position and results of operations.

Other new accounting standards and updates issued but not effective until after January 31, 2011, are not expected to have a significant effect on the Company's consolidated financial position or results of operations.

Subsequent Events

SAIC previously filed its financial statements for the fiscal year ended January 31, 2011 on March 25, 2011. The Company has updated its evaluation of subsequent events through September 18, 2011, which is the date of issuance of these combined annual financial statements which include Science Applications

(a non SEC filer as of September 18, 2011).

Earnings Per Share	6 Months Ended	12 Months Ended
	Jul. 31, 2011	Jan. 31, 2011
Earnings Per Share
Earnings Per Share

Note 2—Earnings Per Share (EPS):

In calculating EPS using the two-class method, the Company is required to allocate a portion of its earnings to its unvested stock awards containing nonforfeitable rights to dividends or dividend equivalents (participating securities). Basic EPS is computed by dividing income less earnings allocable to participating securities by the basic weighted average number of shares outstanding. Diluted EPS is computed similar to basic EPS, except the weighted average number of shares outstanding is increased to include the dilutive effect of outstanding stock options and other stock-based awards.

A reconciliation of the income used to compute basic and diluted EPS for the periods presented was as follows:

	Six Months Ended July 31
	2011	2010 as adjusted
	(in millions)
Basic EPS:
Income from continuing operations, as reported	$242	$281
Less: allocation of undistributed earnings to participating securities	(9)	(10)

Income from continuing operations, for computing basic EPS	$233	$271

Net income, as reported	$309	$315
Less: allocation of undistributed earnings to participating securities	(11)	(11)

Net income, for computing basic EPS	$298	$304

Diluted EPS:
Income from continuing operations, as reported	$242	$281
Less: allocation of undistributed earnings to participating securities	(9)	(10)

Income from continuing operations, for computing diluted EPS	$233	$271

Net income, as reported	$309	$315
Less: allocation of undistributed earnings to participating securities	(11)	(11)

Net income, for computing diluted EPS	$298	$304

A reconciliation of the weighted average number of shares outstanding used to compute basic and diluted EPS for the periods presented was as follows:

	Six Months Ended July 31
	2011	2010
	(in millions)
Basic weighted average number of shares outstanding	342	369
Dilutive common share equivalents—stock options and other stock awards	1	2

Diluted weighted average number of shares outstanding	343	371

Basic and diluted EPS for the periods presented was as follows:

	Six Months Ended July 31
	2011	2010 as adjusted
Basic:
Income from continuing operations	$.68	$.73
Income from discontinued operations	.19	.09

	$.87	$.82

Diluted:
Income from continuing operations	$.68	$.73
Income from discontinued operations	.19	.09

	$.87	$.82

The following stock-based awards were excluded from the weighted average number of shares outstanding used to compute basic and diluted EPS for the periods presented:

	Six Months Ended July 31
	2011	2010
	(in millions)
Antidilutive stock options excluded	22	20

Performance-based stock awards excluded	1	1

Note 2—Earnings per Share:

In calculating EPS using the two-class method, the Company is required to allocate a portion of its earnings to its unvested stock awards containing nonforfeitable rights to dividends or dividend equivalents (participating securities). Basic EPS is computed by dividing income less earnings allocable to participating securities by the basic weighted average number of shares outstanding. Diluted EPS is computed similar to basic EPS, except the weighted average number of shares outstanding is increased to include the dilutive effect of outstanding stock options and other stock-based awards.

A reconciliation of the income used to compute basic and diluted EPS for the years presented was as follows:

	Year Ended January 31
	2011	2010	2009
	as adjusted (in millions)
Basic EPS:
Income from continuing operations, as reported	$558	$479	$428
Less: allocation of undistributed earnings to participating securities	(18)	(14)	(13)

Income from continuing operations, for computing basic EPS	$540	$465	$415

Net income, as reported	$619	$496	$446
Less: allocation of undistributed earnings to participating securities	(20)	(15)	(13)

Net income, for computing basic EPS	$599	$481	$433

Diluted EPS:
Income from continuing operations, as reported	$558	$479	$428
Less: allocation of undistributed earnings to participating securities	(18)	(14)	(12)

Income from continuing operations, for computing diluted EPS	$540	$465	$416

Net income, as reported	$619	$496	$446
Less: allocation of undistributed earnings to participating securities	(20)	(15)	(13)

Net income, for computing diluted EPS	$599	$481	$433

A reconciliation of the weighted average number of shares outstanding used to compute basic and diluted EPS for the years presented was as follows:

	Year Ended January 31
	2011	2010	2009
	(in millions)
Basic weighted average number of shares outstanding	364	386	395
Dilutive common share equivalents—stock options and other stock awards	2	4	7

Diluted weighted average number of shares outstanding	366	390	402

Basic and diluted EPS for the years presented was as follows:

	Year Ended January 31
	2011	2010	2009
	as adjusted
Basic:
Income from continuing operations	$1.48	$1.20	$1.05
Income from discontinued operations	.17	.05	.05

	$1.65	$1.25	$1.10

Diluted:
Income from continuing operations	$1.48	$1.19	$1.03
Income from discontinued operations	.16	.04	.05

	$1.64	$1.23	$1.08

The following stock-based awards were excluded from the weighted average number of shares outstanding used to compute basic and diluted EPS for the years presented:

	Year Ended January 31
	2011	2010	2009
	(in millions)
Antidilutive stock options excluded	19	11	7

Performance-based stock awards excluded	1	1	—

Weighted average number of unvested stock awards outstanding excluded	12	12	12

Composition Of Certain Financial Statement Captions	12 Months Ended
Jan. 31, 2011
Composition Of Certain Financial Statement Captions
Composition Of Certain Financial Statement Captions

Note 3—Composition of Certain Financial Statement Captions:

	January 31
	2011	2010
	as adjusted (in millions)
Receivables, net:
Billed and billable receivables	$1,567	$1,540
Unbillable receivables, including contract retentions	511	483
Less allowance for doubtful accounts	(9)	(10)

	$2,069	$2,013

Inventory, prepaid expenses and other current assets:
Inventories	$116	$125
Prepaid expenses	42	35
Restricted cash	38	28
Deferred income taxes	41	32
Assets held for sale	39	6
Prepaid income taxes and tax refunds	59	19
Other	47	37

	$382	$282

Property, plant and equipment, net:
Computers and other equipment	$289	$263
Buildings and improvements	185	220
Leasehold improvements	185	168
Office furniture and fixtures	55	58
Land	33	44
Construction in progress	10	7

	757	760
Less accumulated depreciation and amortization	(398)	(373)

	$359	$387

Accounts payable and accrued liabilities:
Accounts payable	$457	$484
Accrued liabilities for materials, subcontractors and other items*	630	540
Collections in excess of revenues on uncompleted contracts and deferred revenue	118	148

	$1,205	$1,172

Accrued payroll and employee benefits:
Salaries, bonuses and amounts withheld from employees' compensation	$252	$228
Accrued vacation	247	245
Accrued contributions to employee benefit plans	12	18

	$511	$491

Other long-term liabilities:
Accrued pension liabilities	$20	$42
Deferred compensation	35	39
Liabilities for uncertain tax positions	25	34
Other	55	80

	$135	$195

*	Includes accrued stock repurchases of $7 million and $24 million as of January 31, 2011 and 2010, respectively, which are the sole obligations of SAIC and not reflected in Science Applications' consolidated balance sheet.

Acquisitions	6 Months Ended	12 Months Ended
	Jul. 31, 2011	Jan. 31, 2011
Acquisitions
Acquisitions

Note 4—Acquisitions:

Patrick Energy Services, Inc. On May 13, 2011, the Company acquired all of the outstanding equity interests of Patrick Energy Services, Inc., a provider of performance-based transmission and distribution power system solutions, for a preliminary purchase price of  $25 million paid in cash, subject to contractual adjustments. This acquisition enhances the Company's energy and smart grid services portfolio by adding additional transmission and distribution engineering services to its existing capabilities. The preliminary purchase price allocation resulted in goodwill of  $14 million (all of which is tax deductible) and identifiable finite-lived intangible assets of  $7 million (amortizable over a weighted average life of seven years). The Company has not yet obtained all of the information required to complete the purchase price allocation related to this acquisition. The final purchase price allocation will be completed after the information identified by the Company has been received.

Vitalize Consulting Solutions, Inc. Subsequent to July 31, 2011, the Company acquired all of the outstanding equity interests of Vitalize Consulting Solutions, Inc., a provider of clinical, business and information technology services for healthcare enterprises for a preliminary purchase price of  $190 million paid in cash, subject to contractual adjustments. This acquisition expands the Company's capabilities in both federal and commercial markets to help customers better address electronic health record implementation and optimization demand.

These acquisitions, which individually and in the aggregate were not material business combinations, were both in the Health, Energy and Civil Solutions segment.

Note 4—Acquisitions:

The Company acquires businesses as part of its growth strategy to provide new or enhance existing capabilities and offerings to customers. The Company completed acquisitions during the periods presented which individually and in the aggregate were not considered material business combinations in the year acquired.

Acquisition information for the years presented was as follows:

	Year Ended January 31
	2011	2010	2009
	( $ in millions)
Number of acquisitions	3	6	2
Aggregate purchase price:
Cash consideration (paid and accrued)	$389	$267	$209
Non-cash consideration	—	3	—
Contingent consideration	—	6	—

	$389	$276	$209

The most notable acquisitions in fiscal 2011 included Cloudshield Technologies, Inc. in the Intelligence and Cybersecurity Solutions segment and Reveal Imaging Technologies, Inc. in the Health, Energy and Civil Solutions segment. Cloudshield Technologies, Inc. is a provider of cybersecurity and management services solutions. This acquisition enhanced the Company's cybersecurity offerings and positioned the Company to bring to market deep packet inspection solutions for high speed networks, enabling the Company to better meet emerging customer requirements. Reveal Imaging Technologies, Inc. is a provider of threat detection products and services. This acquisition enhanced the Company's homeland security solutions portfolio by adding U.S. Transportation Security Administration certified explosive detection systems for checked baggage screening to the Company's passenger and cargo inspections systems product offerings.

The most notable acquisitions in fiscal 2010 included R.W. Beck Group, Inc. in the Health, Energy and Civil Solutions segment and Science, Engineering and Technology Associates Corporation in the Intelligence and Cybersecurity Solutions segment. R.W. Beck Group, Inc. is a provider of business, engineering, energy and infrastructure consulting services. This acquisition both enhanced the Company's existing capabilities and offerings in the areas of energy and infrastructure consulting services and provided new capabilities and offerings in disaster preparedness and recovery services. Science, Engineering and Technology Associates Corporation, is a provider of intelligence, surveillance and reconnaissance information technologies. This acquisition enhanced the Company's service offerings and capabilities by adding information technologies that detect human behaviors to identify human-borne suicide bombers.

The most notable acquisitions in fiscal 2009 included SM Consulting, Inc. in the Intelligence and Cybersecurity Solutions segment and Icon Systems, Inc. in the Defense Solutions segment. SM Consulting, Inc. is a provider of language translation, interpretation and training, and other consulting services to federal, state and local governments and commercial customers. While this acquisition enhanced the Company's existing capabilities and offerings, it also expanded the Company's relationships with DoD customers in adjacent markets for these services. Icon Systems, Inc. is a provider of laser-based systems and products for military training and testing. This acquisition enhanced the Company's wireless live training offerings.

Purchase price allocations for the years presented were as follows:

	Year Ended January 31
	2011	2010	2009
	( $ in millions)
Purchase price allocations:
Goodwill:
Tax deductible goodwill	$16	$77	$178
Non-tax deductible goodwill	227	105	1
Identifiable intangible assets:
Customer relationships (finite-lived)	$9	$33	$22
Software and technology (finite-lived)	110	17	1
In-process research and development (indefinite-lived)	27	3	—

Weighted average lives of finite-lived intangibles:
Customer relationships	2 years	5 years	4 years
Software and technology	8 years	8 years	7 years
All finite-lived intangible assets	7 years	6 years	4 years

Goodwill And Intangible Assets	6 Months Ended	12 Months Ended
	Jul. 31, 2011	Jan. 31, 2011
Goodwill And Intangible Assets
Goodwill And Intangible Assets

Note 5—Goodwill and Intangible Assets:

Effective February 1, 2011, the Company redefined its Government and Commercial reportable segments into the following: Defense Solutions (DS); Health, Energy and Civil Solutions (HECS); and Intelligence and Cybersecurity Solutions (ICS) (see Note 8). The carrying value of goodwill by segment at January 31, 2011 has been recast to give effect to the change in reportable segments and for discontinued operations ( $14 million).

The changes in the carrying value of goodwill by segment for the six months ended July 31, 2011 were as follows:

	DS	HECS	ICS	Total
	(in millions)
Goodwill at January 31, 2011	$405	$634	$625	$1,664
Acquisitions	—	14	—	14
Adjustments	—	1	(5)	(4)

Goodwill at July 31, 2011	$405	$649	$620	$1,674

Goodwill adjustments for the six months ended July 31, 2011 resulted from the finalization of purchase price allocations related to prior year acquisitions.

Intangible assets, including those arising from preliminary estimates of assets acquired relating to acquisitions, for the periods presented consisted of the following:

	July 31, 2011			January 31, 2011
	Gross carrying value	Accumulated amortization	Net carrying value	Gross carrying value	Accumulated amortization	Net carrying value
	(in millions)
Finite-lived intangible assets:
Customer relationships	$127	$76	$51	$121	$65	$56
Software and technology	169	48	121	157	37	120
Other	2	1	1	2	1	1

Total finite-lived intangible assets	298	125	173	280	103	177
Indefinite-lived intangible assets:
In-process research and development	19	—	19	30	—	30
Trade names	4	—	4	4	—	4

Total indefinite-lived intangible assets	23	—	23	34	—	34

Total intangible assets	$321	$125	$196	$314	$103	$211

Amortization expense related to finite-lived intangible assets was  $22 million and  $17 million for the six months ended July 31, 2011 and 2010, respectively.

There were no goodwill or intangible asset impairment losses during the six months ended July 31, 2011 and 2010.

The estimated annual amortization expense related to finite-lived intangible assets as of July 31, 2011 was as follows:

Fiscal Year Ending January 31
(in millions)
2012 (remainder of the fiscal year)	$20
2013	36
2014	32
2015	23
2016	19
2017	14
2018 and thereafter	29

$173

Actual amortization expense in future periods could differ from these estimates as a result of future acquisitions, divestitures, impairments, the outcome and timing of completion of in-process research and development projects (the assets of which will become amortizable upon completion and placement into service, or will be impaired if abandoned), adjustments to preliminary valuations of intangible assets and other factors.

Note 5—Goodwill and Intangible Assets:

Effective February 1, 2011, the Company redefined its Government and Commercial reportable segments into the following: Defense Solutions (DS); Health, Energy and Civil Solutions (HECS); and Intelligence and Cybersecurity Solutions (ICS) (see Note 17). The carrying value of goodwill by segment at January 31, 2009 has been recast to give effect to the change in reportable segments and for discontinued operations ( $13 million).

The changes in the carrying value of goodwill by segment were as follows:

	DS	HECS	ICS	Total
	(in millions)
Goodwill at January 31, 2009	$378	$410	$448	$1,236
Acquisitions	2	105	74	181
Foreign currency translation	—	1	—	1
Adjustments	2	—	—	2

Goodwill at January 31, 2010	$382	$516	$522	$1,420
Acquisitions	—	140	103	243
Adjustments	23	(22)	—	1

Goodwill at January 31, 2011	$405	$634	$625	$1,664

Goodwill adjustments in fiscal 2011 and 2010 resulted from the finalization of purchase price allocations related to prior year acquisitions.

Intangible assets, including those arising from preliminary estimates of assets acquired relating to acquisitions, consisted of the following:

	January 31
	2011			2010
	Gross carrying value	Accumulated amortization	Net carrying value	Gross carrying value	Accumulated amortization	Net carrying value
	(in millions)
Finite-lived intangible assets:
Customer relationships	$121	$65	$56	$117	$47	$70
Software and technology	157	37	120	58	31	27
Other	2	1	1	2	1	1

Total finite-lived intangible assets	280	103	177	177	79	98
Indefinite-lived intangible assets:
In-process research and development	30	—	30	3	—	3
Trade names	4	—	4	4	—	4

Total indefinite-lived intangible assets	34	—	34	7	—	7

Total intangible assets	$314	$103	$211	$184	$79	$105

Finite-lived intangible assets with a gross carrying value of  $17 million became fully amortized in fiscal 2011 and are no longer reflected in the gross carrying value after becoming fully amortized.

The estimated annual amortization expense related to finite-lived intangible assets as of January 31, 2011 was as follows:

Year Ending January 31
(in millions)
2012	$40
2013	32
2014	28
2015	20
2016	17
2017 and thereafter	40

$177

Actual amortization expense in future periods could differ from these estimates as a result of future acquisitions, divestitures, impairments, the outcome and timing of completion of in-process research and development projects (the assets of which will become amortizable upon completion and placement into service, or will be impaired if abandoned), adjustments to preliminary valuations of intangible assets and other factors.

Revolving Credit Facility	12 Months Ended
Jan. 31, 2011
Revolving Credit Facility
Revolving Credit Facility

Note 6—Revolving Credit Facility:

Science Applications had an unused revolving credit facility at January 31, 2011 providing for  $750 million in unsecured borrowing capacity at interest rates determined, at its option, based on either LIBOR plus a margin or a defined base rate through fiscal 2013. This credit facility was fully and unconditionally guaranteed by SAIC. As of January 31, 2011 and 2010, there were no borrowings outstanding under the revolving credit facility.

The revolving credit facility contained certain customary representations and warranties, as well as certain affirmative and negative covenants. The financial covenants contained in the revolving credit facility required the maintenance of a ratio of consolidated funded debt to earnings before interest, taxes, depreciation and amortization (EBITDA) adjusted for other items as defined in the credit facility of not more than 3.0 to 1.0 and a ratio of EBITDA adjusted for other items as defined in the credit facility to interest expense of greater than 3.5 to 1.0 for a period of four trailing fiscal quarters. The Company was in compliance with these financial covenants as of January 31, 2011.

Other covenants restricted certain of the Company's activities, including among other things, its ability to create liens, dispose of certain assets and merge or consolidate with other entities and to declare and pay a dividend on SAIC's stock. The revolving credit facility also contained certain customary events of default, including, among others, defaults based on certain bankruptcy and insolvency events, nonpayment, cross-defaults to other debt, breach of specified covenants, Employee Retirement Income Security Act (ERISA) events, material monetary judgments, change of control events and the material inaccuracy of the Company's representations and warranties.

Subsequent to January 31, 2011, the Company amended and restated the revolving credit facility. The amended and restated agreement executed by SAIC and fully and unconditionally guaranteed by Science Applications provides a  $750 million revolving credit facility with similar terms maturing in fiscal 2016.

Notes Payable And Long-Term Debt	12 Months Ended
Jan. 31, 2011
Notes Payable And Long-Term Debt
Notes Payable And Long-Term Debt

Note 7—Notes Payable and Long-Term Debt:

The Company's notes payable and long-term debt consisted of the following for the years presented:

			January 31
	Stated interest rate	Effective interest rate	2011	2010
			( $ in millions)
SAIC senior unsecured notes:
$450 million notes issued in fiscal 2011, which mature in December 2020	4.45%	4.59%	$448	$—
$300 million notes issued in fiscal 2011, which mature in December 2040	5.95%	6.03%	300	—
Science Applications senior unsecured notes:
$550 million notes issued in fiscal 2003, which mature in July 2012	6.25%	6.50%	550	549
$250 million notes issued in fiscal 2003, which mature in July 2032	7.13%	7.43%	248	248
$300 million notes issued in fiscal 2004, which mature in July 2033	5.50%	5.78%	296	296
Other notes payable due on various dates through fiscal 2017	0%-3.1%	Various	10	13

Total notes payable and long-term debt			1,852	1,106
Less current portion			3	3

Total notes payable and long-term debt, net of current portion			$1,849	$1,103

Fair value of notes payable and long-term debt			$1,930	$1,165

Interest is payable on the Company's senior unsecured notes on a semi-annual basis with principal payments due on maturity. The note discounts, issuance costs and the loss on the settlement of related treasury lock contracts are amortized to interest expense, which results in an effective interest rate that is higher than the stated interest rate of the notes.

The senior unsecured notes contain customary restrictive covenants, including, among other things, restrictions on the Company's ability to create liens and enter into sale and leaseback transactions. The Company was in compliance with all covenants as of January 31, 2011.

Maturities of notes payable and long-term debt are as follows:

Year Ending January 31	Total
(in millions)
2012	$3
2013	553
2014	1
2015	1
2016	1
2017 and thereafter	1,301

Total principal payments	1,860
Less unamortized discount	8

$1,852

Related Party Transactions	6 Months Ended	12 Months Ended
	Jul. 31, 2011	Jan. 31, 2011
Related Party Transactions
Related Party Transactions

Note 7—Related Party Transactions:

Science Applications has fully and unconditionally guaranteed the obligations of SAIC under its  $450 million 4.45% notes and  $300 million 5.95% notes. These notes have been reflected as debt of Science Applications.

Science Applications has fully and unconditionally guaranteed any borrowings under SAIC's amended and restated revolving credit facility maturing in fiscal 2016. SAIC has fully and unconditionally guaranteed the obligations of Science Applications under its  $300 million 5.5% notes,  $550 million 6.25% notes and  $250 million 7.13% notes.

SAIC has loaned cash to Science Applications and issues stock to employees of Science Applications. In addition, Science Applications may pay certain expenses on behalf of SAIC which are reflected in the related party note. The related party note bears interest based on LIBOR plus a market-based premium and is paid on a monthly basis or, upon approval by SAIC, increases the related party note balance. Portions of the related party note may be repaid at any time prior to maturity in fiscal 2013, which will be automatically extended for successive one-year periods unless SAIC or Science Applications provides prior notice to the other party.

Note 8—Related Party Transactions:

Science Applications has fully and unconditionally guaranteed the obligations of SAIC under its  $450 million 4.45% notes and  $300 million 5.95% notes. These notes have been reflected as debt of Science Applications.

Science Applications has fully and unconditionally guaranteed any borrowings under SAIC's amended and restated revolving credit facility maturing in fiscal 2016. SAIC has fully and unconditionally guaranteed the obligations of Science Applications under its  $300 million 5.5% notes,  $550 million 6.25% notes and  $250 million 7.13% notes.

SAIC has loaned cash to Science Applications and issues stock to employees of Science Applications. In addition, Science Applications may pay certain expenses on behalf of SAIC which are reflected in the related party note. The related party note bears interest based on LIBOR plus a market-based premium and is paid on a monthly basis or, upon approval by SAIC, increases the related party note balance. Portions of the related party note may be repaid at any time prior to maturity in fiscal 2013, which will be automatically extended for successive one-year periods unless SAIC or Science Applications provides prior notice to the other party.

Financial Instruments	6 Months Ended	12 Months Ended
	Jul. 31, 2011	Jan. 31, 2011
Financial Instruments
Financial Instruments

Note 6—Financial Instruments:

The Company's cash equivalents were primarily comprised of investments in several large institutional money market funds that invest primarily in bills, notes and bonds issued by the U.S. Treasury, U.S. Government guaranteed repurchase agreements fully collateralized by U.S. Treasury obligations, U.S. Government guaranteed securities and investment-grade corporate securities that have original maturities of three months or less. There are no restrictions on the withdrawal of the Company's cash and cash equivalents. The Company's cash equivalents are recorded at historical cost which equals fair value based on quoted market prices (Level 1 input as defined by the accounting standard for fair value measurements).

The Company utilizes foreign currency forward contracts to manage foreign currency exchange rate risk related to receipts from customers, payments to suppliers and certain intercompany transactions denominated in currencies other than the Company's (or one of its subsidiaries') functional currency. As of July 31, 2011, outstanding foreign currency forward contracts had an immaterial aggregate notional amount and an immaterial fair value, which is estimated using an income approach based on the present value of the forward rate less the contract rate multiplied by the notional amount (Level 2 input). Since the foreign currency forward contracts do not qualify as cash flow hedges in accordance with the accounting standard for derivative and hedging instruments, gains and losses are recognized in earnings immediately. During the six months ended July 31, 2011 and 2010, the Company recognized net gains from foreign currency forward contracts (included in other income (expense), net) of less than  $1 million. The Company does not use derivatives for trading or speculative purposes.

During the first quarter of fiscal 2012, the Company amended and restated its revolving credit facility. The amended and restated revolving credit facility provides for  $750 million in unsecured borrowing capacity at interest rates determined, at the Company's option, based on either LIBOR plus a margin or a defined base rate through fiscal 2016. As of July 31, 2011 and January 31, 2011, there were no borrowings outstanding under the revolving credit facility.

The revolving credit facility contains certain customary representations and warranties, as well as certain affirmative and negative covenants. The financial covenants contained in the revolving credit facility require that, for a period of four trailing fiscal quarters, the Company maintains a ratio of consolidated funded debt to earnings before interest, taxes, depreciation and amortization (EBITDA) adjusted for other items as defined in the credit facility of not more than 3.0 to 1.0 and a ratio of EBITDA adjusted for other items as defined in the credit facility to interest expense of greater than 3.5 to 1.0. The Company was in compliance with these financial covenants as of July 31, 2011.

Other covenants restrict certain of the Company's activities, including among other things, its ability to create liens, dispose of certain assets and merge or consolidate with other entities. The revolving credit facility also contains certain customary events of default, including, among others, defaults based on certain bankruptcy and insolvency events, nonpayment, cross-defaults to other debt, breach of specified covenants, Employee Retirement Income Security Act (ERISA) events, material monetary judgments, change of control events and the material inaccuracy of the Company's representations and warranties.

The Company's notes payable and long-term debt consisted of the following:

	Stated interest rate	Effective interest rate	July 31, 2011	January 31, 2011
			( $ in millions)
SAIC senior unsecured notes:
$450 million notes issued in fiscal 2011, which mature in December 2020	4.45%	4.59%	$448	$448
$300 million notes issued in fiscal 2011, which mature in December 2040	5.95%	6.03%	300	300
Science Applications senior unsecured notes:
$550 million notes issued in fiscal 2003, which mature in July 2012	6.25%	6.50%	550	550
$250 million notes issued in fiscal 2003, which mature in July 2032	7.13%	7.43%	248	248
$300 million notes issued in fiscal 2004, which mature in July 2033	5.50%	5.78%	296	296
Other notes payable due on various dates through fiscal 2017	0%-3.1%	Various	10	10

Total notes payable and long-term debt			1,852	1,852
Less current portion			553	3

Total notes payable and long-term debt, net of current portion			$1,299	$1,849

Fair value of notes payable and long-term debt			$2,010	$1,930

The fair value of long-term debt is determined based on interest rates available for debt with terms and maturities similar to the Company's existing debt arrangements (Level 2 input as defined by the accounting standard for fair value measurements).

The senior unsecured notes contain customary restrictive covenants, including, among other things, restrictions on the Company's ability to create liens and enter into sale and leaseback transactions. The Company was in compliance with all covenants as of July 31, 2011.

Note 9—Financial Instruments:

The Company is exposed to certain market risks which are inherent in certain transactions entered into during the normal course of business. These transactions include sales contracts denominated in foreign currencies, investments in equity securities and exposure to changing interest rates. The Company uses a risk management policy to assess and manage cash flow and fair value exposures. The policy permits the use of derivative instruments with certain restrictions. The Company does not hold derivative instruments for trading or speculative purposes.

Foreign Currency Forward Contracts

Although the majority of the Company's transactions are denominated in U.S. dollars, some transactions are denominated in foreign currencies. The Company utilizes foreign currency forward contracts to manage foreign currency exchange rate risk related to receipts from customers, payments to suppliers and certain intercompany transactions denominated in currencies other than the Company's (or one of its subsidiaries') functional currency. The Company enters into foreign currency forward contracts from time to time to fix, or limit the adverse impact on, the amount of firmly committed and forecasted non-functional payments, receipts and intercompany transactions related to its ongoing business and operational financing activities. As of January 31, 2011, outstanding foreign currency forward contracts had an aggregate notional amount of  $3 million with an immaterial fair value, which is estimated using an income approach based on the present value of the forward rate less the contract rate multiplied by the notional amount (Level 2 input). Since the foreign currency forward contracts do not qualify as cash flow hedges in accordance with the accounting standard for derivative and hedging instruments, gains and losses are recognized in earnings immediately. During the years ended January 31, 2011 and 2010, the Company recognized net gains from foreign currency forward contracts (included in other income, net) of  $1 million.

Retirement Plans	12 Months Ended
Jan. 31, 2011
Retirement Plans
Retirement Plans

Note 10—Retirement Plans:

Defined Contribution Plans

The Company sponsors several defined contribution plans, including the SAIC Retirement Plan (SRP) which is both a 401(k) plan and an employee stock ownership plan, in which most employees are eligible to participate. These plans allow eligible participants to contribute a portion of their income through payroll deductions and the Company may also make discretionary contributions. The Company contributions expensed for defined contribution plans was  $159 million,  $162 million and  $159 million in fiscal 2011, 2010 and 2009, respectively.

Deferred Compensation Plans

The Company maintains two deferred compensation plans for the benefit of certain management or highly compensated employees or directors and allows eligible participants to elect to defer all or a portion of their annual bonus, sign-on bonus or certain other bonuses. Directors may also elect to defer their director fees. The Company makes no contributions to the Keystaff Deferral Plan but maintains participant accounts for deferred amounts and interest earned. Interest is accrued based on the Moody's Seasoned Corporate Bond Rate (4.44% to 5.84% during fiscal 2011). Deferred balances are generally paid upon termination. Under the Key Executive Stock Deferral Plan (KESDP), eligible participants may elect to defer in share units all or a portion of their bonus awards granted under the 2006 Equity Incentive Plan (Note 11) and prior plans. The Company makes no contributions to the accounts of KESDP participants. Benefits from the KESDP are payable in shares of the Company's stock that may be held in a trust for the purpose of funding benefit payments to KESDP participants. Deferred balances will generally be paid upon retirement or termination.

Beginning in January 2011, the Company sponsored a 401(k) Excess Deferral Plan (Excess Plan) for the benefit of certain management or highly compensated employees that allows participants to elect to defer up to 20% of their eligible salary once the participant has met the contribution limit imposed on the SAIC Retirement Plan. The Company will make a matching contribution to participants who have received a reduced Company contribution in the SAIC Retirement Plan due to the participant's deferral of salary into the Excess Plan. As of January 31, 2011, there have been no participant deferrals or Company contributions related to the Excess Plan.

Defined Benefit Plans

The Company sponsors a defined benefit pension plan in the United Kingdom for plan participants that primarily performed services on a specific customer contract, which expired in March 2010. During the first quarter of fiscal 2012, the Company committed to a plan and entered into a definitive agreement to sell the component of the business that contained this pension and employed the pension plan participants. The Company completed the sale in June 2011. The Company has classified the operating results of this business component, including pension expense through the date of sale, as discontinued operations for all periods presented. Under terms of the definitive agreement, the Company retained the assets and obligations of this defined benefit pension plan. As a result of retaining the pension obligation, the remaining components of ongoing pension expense, primarily interest costs and assumed return on plan assets are recorded in continuing operations. The Company will have continuing defined benefit pension obligations with respect to certain plan participants. However as of May 2011, benefits are no longer accruing under the plan.

Funded Status. The following tables set forth the funded status and amounts recognized in the consolidated balance sheets for this plan.

	Year Ended January 31
	2011	2010
	(in millions)
Change in projected benefit obligation:
Projected benefit obligation at beginning of year	$136	$99
Service cost	1	3
Interest cost	7	7
Plan participants' contributions	—	1
Actuarial loss (gain)	(1)	18
Benefits paid	(3)	(4)
Contractual termination benefits	1	1
Curtailments	(8)	—
Foreign exchange rate changes	(2)	11

Projected benefit obligation at end of year	$131	$136

Change in plan assets:
Fair value of plan assets at beginning of year	$94	$64
Actual return on plan assets	11	17
Company contributions	10	9
Plan participants' contributions	—	1
Benefits paid	(3)	(4)
Foreign exchange rate changes	(1)	7

Fair value of plan assets at end of year	$111	$94

Funded status at end of year	$(20)	$(42)

	January 31
	2011	2010
	as adjusted (in millions)
Accumulated benefit obligation	$130	$127
Amounts recognized in the consolidated balance sheets consist of:
Accrued pension liability (other long-term liabilities)	$(20)	$(42)
Amounts recognized in accumulated other comprehensive loss consist of:
Net actuarial loss (pretax)	$—	$14

The components of the Company's net periodic benefit cost, included as income from discontinued operations, for this plan were as follows:

	Year Ended January 31
	2011	2010	2009
	as adjusted (in millions)
Service cost	$1	$3	$3
Interest cost	7	7	7
Expected return on plan assets	(7)	(5)	(7)
Amortization of actuarial loss	—	4	10
Contractual termination benefits	1	1	—

	$2	$10	$13

Actuarial Assumptions. The weighted-average assumptions used in determining the benefit obligations and the net periodic benefit cost of pension were as follows:

	January 31
	2011	2010
Assumptions used to determine benefit obligations at the plan's measurement date:
Discount rate	5.6%	5.5%
Rate of compensation increase	4.4	4.3

	Year Ended January 31
	2011	2010	2009
Assumptions used to determine net periodic benefit cost:
Discount rate	5.5%	6.2%	6.2%
Expected long-term rate of return on plan assets	6.8	6.7	7.2
Rate of compensation increase	4.3	4.3	4.3

The overall expected long-term rate of return on plan assets assumption represents the expected average earnings on funds invested or to be invested by the plan. This return is based on a variety of factors including long-term historical market returns for each asset class in the plan and review of peer data. A weighting of these asset class returns, based on the actual allocation of the asset classes in the plan as of the beginning of the fiscal year, was performed to determine an overall expected long-term rate of return on plan assets.

Plan Assets. The following tables set forth the fair value of plan assets and related level of inputs used to determine the fair value of plan assets in each asset class as defined by the accounting standard for fair value measurements (Note 1):

January 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1 inputs)	Significant Other Observable Inputs (Level 2 inputs)	Significant Unobservable Inputs (Level 3 inputs)	Total
	(in millions)
Asset class:
International equity securities	$—	$44	$—	$44
United Kingdom government bonds	—	10	—	10
Corporate bonds	—	17	—	17
Cash	40	—	—	40

	$40	$71	$—	$111

January 31, 2010	Quoted Prices in Active Markets for Identical Assets (Level 1 inputs)	Significant Other Observable Inputs (Level 2 inputs)	Significant Unobservable Inputs (Level 3 inputs)	Total
	(in millions)
Asset class:
International equity securities	$—	$60	$—	$60
United Kingdom government bonds	—	14	—	14
Corporate bonds	—	20	—	20

	$—	$94	$—	$94

The plan's assets consist of investments in pooled funds that contain investments with values based on quoted market prices, but for which the pools are not valued on a daily quoted market basis (Level 2 inputs).

The overall investment strategy for pension plan assets is to utilize a total return investment approach whereby a mix of equity securities and fixed-income securities are used to produce a sufficient level of diversification and investment return over the long term for a prudent level of risk. Risk tolerance is established through consideration of plan demographics, plan liabilities, plan funded status and overall corporate financial condition. Consideration is also given to industry practices, long-term historical and prospective capital market returns, volatility, correlations among asset classes and relationships between the plan assets and liabilities. The assets are invested in liquid investments to satisfy benefit obligations as they become due. The investment portfolio contains a diversified blend of equity securities and fixed-income securities. As of January 31, 2011, the Company's target asset allocation was 60% and 40% of total plan assets for equity securities and fixed-income securities, respectively. However, a large portion of plan assets was held as cash at January 31, 2011 in anticipation of a transfer of plan assets and obligations to a successor contractor.

Cash Flows. In fiscal 2012, the Company expects to contribute approximately  $6 million to the defined benefit pension plan. The estimated annual benefit payments are expected to be  $3 million for each of the years in fiscal 2012 to 2016. Total estimated benefit payments for fiscal 2017 through 2021 are expected to be  $16 million.

Other

The Company also sponsors a defined benefit pension plan for employees working on one U.S. Government contract. As part of the contractual agreement, the customer reimburses the Company for contributions made to the plan that are allowable under government contract cost accounting requirements. If the Company were to cease being the contractor as a result of a recompetition process, this defined benefit pension plan and related plan assets and liabilities would transfer to the new contractor. If the contract expires or is terminated with no transfer of the plan to a successor contractor, any amount by which plan liabilities exceed plan assets, as of that date, will be reimbursed by the U.S. Government customer. Since the Company is not responsible for the current or future funded status of this plan, no assets or liabilities arising from its funded status are recorded in the Company's consolidated financial statements and no amounts associated with this plan are included in the defined benefit plan disclosures above.

Stock-Based Compensation	6 Months Ended	12 Months Ended
	Jul. 31, 2011	Jan. 31, 2011
Stock-Based Compensation
Stock-Based Compensation

Note 3—Stock-Based Compensation:

Total Stock-Based Compensation. Total stock-based compensation expense for the periods presented was as follows:

	Six Months Ended July 31
	2011	2010
	(in millions)
Stock options	$10	$11
Vesting stock awards	35	36
Performance-based stock awards	(2)	3

Total stock-based compensation expense	$43	$50

Stock Options. Stock options granted during the six months ended July 31, 2011 and 2010 have terms of seven years and five years, respectively, and a vesting period of four years, except for stock options granted to the Company's outside directors, which have a vesting period of one year.

The fair value of the Company's stock option awards is estimated on the date of grant using the Black-Scholes option-pricing model. The weighted average grant-date fair value and assumptions used to determine the fair value of stock options granted for the periods presented were as follows:

	Six Months Ended July 31
	2011	2010
Weighted average grant-date fair value	$4.21	$3.96
Expected term (in years)	4.9	3.8
Expected volatility	23.4%	25.1%
Risk-free interest rate	2.2%	2.1%
Dividend yield	0%	0%

Stock option activity for the six months ended July 31, 2011 was as follows:

	Shares of stock under stock options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
	(in millions)		(in years)	(in millions)
Outstanding at January 31, 2011	25.0	$17.31	2.1	$11
Options granted	3.9	16.92
Options forfeited or expired	(2.0)	15.94
Options exercised	(4.4)	14.69		8

Outstanding at July 31, 2011	22.5	17.88	2.6	—

Exercisable at July 31, 2011	10.3	18.09	1.6	—

Vesting Stock Awards. Vesting stock award activity for the six months ended July 31, 2011 was as follows:

	Shares of stock under stock awards	Weighted average grant- date fair value
	(in millions)
Unvested stock awards at January 31, 2011	11.7	$18.03
Awards granted	5.6	16.91
Awards forfeited	(0.7)	17.81
Awards vested	(3.6)	17.93

Unvested stock awards at July 31, 2011	13.0	17.58

The fair value of vesting stock awards that vested during the six months ended July 31, 2011 and 2010 was  $61 million and  $53 million, respectively.

Performance-Based Stock Awards. Performance-based stock award activity for the six months ended July 31, 2011 was as follows:

	Expected number of shares of stock to be issued under performance- based stock awards	Weighted average grant- date fair value
	(in millions)
Outstanding at January 31, 2011	1.0	$17.89
Awards granted	0.5	16.92
Adjustments to expected number of shares of stock to be issued	(0.3)	18.33

Outstanding at July 31, 2011	1.2	17.32

Adjustments to the expected number of shares of stock to be issued are due to changes in the expected level of achievement of the performance goals over the life of the awards. As of July 31, 2011, there have been no vesting events for performance-based stock awards.

Note 11—Stock-Based Compensation:

Plan Summaries. At January 31, 2011, the Company had stock-based compensation awards outstanding under the following plans: the 2006 Equity Incentive Plan, the Management Stock Compensation Plan, the Stock Compensation Plan and the 2006 Employee Stock Purchase Plan (ESPP). SAIC issues new shares upon the issuance of stock awards or exercise of stock options under these plans.

The 2006 Equity Incentive Plan provides the Company's and its affiliates' employees, directors and consultants the opportunity to receive various types of stock-based compensation and cash awards. As of January 31, 2011, the Company has issued stock options, vested stock awards, restricted stock awards, performance-based awards and cash awards under this plan. The 2006 Equity Incentive Plan provides that in the event of the Company's merger with or into another corporation, a sale of substantially all of its assets or another change of control transaction as determined by the plan administrator, the successor entity may assume or substitute all outstanding awards. If the successor entity does not assume or substitute all outstanding awards, the vesting of all awards will accelerate and any repurchase rights on awards will terminate. If a successor entity assumes or substitutes all awards and a participant is involuntarily terminated by the successor entity for any reason other than death, disability or cause within 18 months following the change of control, all outstanding awards of the terminated participant will immediately vest and be exercisable for a period of six months following termination. In the event of a change of control, the vesting of all awards held by non-employee directors of the Company will accelerate. Stock awards granted under the plan generally vest or become exercisable 20%, 20%, 20%, and 40% after one, two, three and four years, respectively. As of January 31, 2011, 121 million shares of SAIC's stock were reserved for future issuance under the 2006 Equity Incentive Plan.

The Company has a Management Stock Compensation Plan and a Stock Compensation Plan, together referred to as the Stock Compensation Plans. The board of directors may at any time amend or terminate the Stock Compensation Plans. The Stock Compensation Plans provide for awards in share units to eligible employees. Benefits from these plans are payable in shares of SAIC's stock that are held in a trust for the purpose of funding benefit payments to the plans' participants. The fair value of the awards granted under the Stock Compensation Plans, which are vesting share unit awards, is based on the fair value of the award on the date of grant. Compensation expense is measured at grant date and generally recognized over the vesting period of four or seven years depending upon the initial date of grant. For awards granted prior to January 1, 2006, participants' interests in these share units vest on a seven year schedule at the rate of one-third at the end of each of the fifth, sixth and seventh years following the date of the award. Awards granted on or after January 1, 2006 vest 100% after four years following the date of the award. Upon a change in control of the Company (as defined by the Stock Compensation Plans), participant accounts will become fully vested and shares of SAIC stock held in the accounts will be immediately distributed. The Stock Compensation Plans do not provide for a maximum number of shares available for future issuance.

The Company has an ESPP which allows eligible employees to purchase shares of SAIC's stock at a discount of up to 15% of the fair market value on the date of purchase. During the three years ended January 31, 2011, the discount was 5% of the fair market value on the date of purchase thereby resulting in the ESPP being non-compensatory. As of January 31, 2011, 28 million shares of SAIC's stock were authorized and reserved for future issuance under the ESPP.

Stock-Based Compensation and Related Tax Benefits Recognized. Stock-based compensation and related tax benefits recognized under all plans were as follows:

	Year Ended January 31
	2011	2010	2009
	(in millions)
Stock-based compensation expense:
Stock options	$19	$30	$28
Vesting stock awards	75	69	62
Vested stock awards	1	1	1
Performance-based stock awards	5	3	—

Total stock-based compensation expense recorded in continuing operations	$100	$103	$91

Total stock-based compensation expense recorded in discontinued operations	$2	$3	$3

Tax benefits recognized from stock-based compensation	$40	$41	$37

Vested stock issued as settlement of annual bonus accruals	$4	$3	$3

Stock Options. Stock options may be granted with exercise prices no less than the fair value of SAIC's common stock on the date of grant and for terms not greater than ten years. All stock options granted under the 2006 Equity Incentive Plan have a term of five years and a vesting period of four years, except for stock options granted to the Company's outside directors, which have a vesting period of one year. Stock options were granted with exercise prices equal to fair value on the date of grant.

The fair value of the Company's stock option awards is estimated on the date of grant using the Black-Scholes option-pricing model. The fair value of the Company's stock option awards is generally expensed on a straight-line basis over the vesting period of four years, except for stock options granted to the Company's outside directors in fiscal 2011, 2010 and 2009, which is recognized over the vesting period of one year. The expected term of all awards granted is derived from the Company's historical experience except for awards granted to the Company's outside directors in fiscal 2011, 2010 and 2009, for which the expected term of awards granted is derived utilizing the "simplified" method presented in SEC Staff Accounting Bulletin Nos. 107 and 110, "Share-Based Payment". Expected volatility is based on an average of the historical volatility of SAIC's stock and the implied volatility from traded options on SAIC's stock. The risk-free interest rate is based on the yield curve of a zero-coupon U.S. Treasury bond with a maturity equal to the expected term of the stock option on the date of grant. The Company uses historical data to estimate forfeitures.

The weighted average grant-date fair value and assumptions used to determine fair value of stock options granted for the three years ended January 31, 2011 were as follows:

	Year Ended January 31
	2011	2010	2009
Weighted average grant-date fair value	$3.96	$4.79	$4.52
Expected term (in years)	3.8	3.9	3.9
Expected volatility	25.1%	30.6%	26.2%
Risk-free interest rate	2.1%	1.5%	2.3%
Dividend yield	0%	0%	0%

Stock option activity for the three years ended January 31, 2011 was as follows:

	Shares of stock under stock options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
	(in millions)		(in years)	(in millions)
Outstanding at January 31, 2008	53.5	$13.41	2.1	$294
Options granted	6.1	18.78
Options forfeited or expired	(3.2)	13.27
Options exercised	(16.5)	11.38		132

Outstanding at January 31, 2009	39.9	15.08	2.1	186
Options granted	5.5	18.41
Options forfeited or expired	(3.0)	15.57
Options exercised	(10.8)	13.22		57

Outstanding at January 31, 2010	31.6	16.26	2.0	66
Options granted	5.3	17.43
Options forfeited or expired	(2.8)	16.14
Options exercised	(9.1)	14.08		36

Outstanding at January 31, 2011	25.0	17.31	2.1	11

Vested and expected to vest in the future as of January 31, 2011	23.6	17.28	2.0	11

The following table summarizes activity related to exercises of stock options for the three years ended January 31, 2011 as follows:

	Year Ended January 31
	2011	2010	2009
	(in millions)
Cash received from exercises of stock options	$6	$17	$31
Stock exchanged at fair value upon exercises of stock options	41	116	156
Tax benefits realized from exercises of stock options	17	24	54

A summary of the options outstanding as of January 31, 2011 was as follows:

Range of exercise prices	Stock options outstanding	Weighted average exercise price	Weighted average remaining contractual term	Stock options exercisable	Weighted average exercise price	Weighted average remaining contractual term
	(in millions)		(in years)	(in millions)		(in years)
$14.50 to $16.00	5.9	$14.73	0.2	5.9	$14.72	0.2
$16.01 to $17.50	4.7	17.42	4.2	—	—	—
$17.51 to $19.00	14.0	18.28	2.2	5.8	18.19	1.9
$19.01 to $21.00	0.4	20.11	2.2	0.2	20.08	2.2

	25.0	17.31	2.1	11.9	16.51	1.0

The aggregate intrinsic value for options exercisable at January 31, 2011 was  $11 million.

As of January 31, 2011, there was  $25 million of unrecognized compensation cost, net of estimated forfeitures, related to stock options, which is expected to be recognized over a weighted-average period of 2.3 years.

Vesting Stock Awards. Compensation expense is measured at the grant date fair value and generally recognized over the vesting period of four years, or seven years for certain stock awards granted under the Stock Compensation Plans.

Vesting stock award activity for the year ended January 31, 2011 was as follows:

	Shares of stock under stock awards	Weighted average grant- date fair value
	(in millions)
Unvested at January 31, 2010	12.1	$18.60
Awards granted	4.5	17.38
Awards forfeited	(1.3)	18.11
Awards vested	(3.6)	19.13

Unvested at January 31, 2011	11.7	18.03

As of January 31, 2011, there was  $95 million of unrecognized compensation cost, net of estimated forfeitures, related to vesting stock awards, which is expected to be recognized over a weighted average period of 2.3 years. The fair value of vesting stock awards that vested in fiscal 2011, 2010 and 2009 was  $64 million,  $55 million and  $50 million, respectively.

Performance-Based Stock Awards. During the years ended January 31, 2011 and 2010, the Company granted performance-based stock awards to certain officers and key employees of the Company under the 2006 Equity Incentive Plan. These awards vest at the end of a three-year performance period based upon the achievement of specific pre-established levels of performance. The number of shares that will ultimately be awarded can range from zero to 150% of the specified target awards based on the achievement of cumulative growth in diluted EPS from continuing operations and operating income margin, weighted equally, over a three fiscal year period. Compensation expense for performance-based stock awards is recognized over the three-year performance period based on the expected level of achievement that will be obtained.

Performance-based stock award activity for the year ended January 31, 2011 was as follows:

	Expected number of shares of stock to be issued under performance- based stock awards	Weighted average grant- date fair value
	(in millions)
Outstanding at January 31, 2010	0.6	$18.35
Awards granted	0.6	17.45
Awards forfeited	(0.2)	18.01

Outstanding at January 31, 2011	1.0	17.89

Increases or decreases in the expected number of shares to be issued may occur due to changes in the expected level of achievement of the performance goals over the life of the awards.

As of January 31, 2011, there was  $8 million of unrecognized compensation cost, net of estimated forfeitures, related to performance-based stock awards granted under the 2006 Equity Incentive Plan, which is expected to be recognized over a weighted average period of 1.7 years. As of January 31, 2011, there have been no vesting events for performance-based stock awards under the 2006 Equity Incentive Plan.

Other Income (Expense), Net	12 Months Ended
Jan. 31, 2011
Other Income (Expense), Net
Other Income (Expense), Net

Note 12—Other Income (Expense), Net:

The components of other income (expense), net for the three years ended January 31, 2011 were as follows:

	Year Ended January 31
	2011	2010	2009
	(in millions)
Impairment losses on investments	$(4)	$(1)	$(14)
Net gain on sale of other investments	5	3	6
Equity interest in earnings and impairment losses on investments in unconsolidated affiliates, net	—	1	(9)
Other	1	3	2

Total other income (expense), net	$2	$6	$(15)

In fiscal 2009, the Company recognized  $29 million of impairment losses on its ownership interests in Danet GmbH and certain private equity securities held by its venture capital subsidiary. These impairments were due to other-than-temporary declines in their fair values caused by poor business performance, contraction in credit markets and general declines in global economic conditions. As of January 31, 2011, the carrying value of the Company's investments was  $13 million.

Income Taxes	12 Months Ended
Jan. 31, 2011
Income Taxes
Income Taxes

Note 13—Income Taxes:

Substantially all of income from continuing operations before income taxes for the three years ended January 31, 2011 was earned in the United States. The provision for income taxes related to continuing operations for the three years ended January 31, 2011 included the following:

	Year Ended January 31
	2011	2010	2009
	as adjusted (in millions)
Current:
Federal and foreign	$260	$262	$196
State	48	47	37
Deferred:
Federal and foreign	9	(16)	13
State	(3)	(4)	—

Total	$314	$289	$246

A reconciliation of the provision for income taxes to the amount computed by applying the statutory federal income tax rate to income from continuing operations before income taxes for the three years ended January 31, 2011 follows:

	Year Ended January 31
	2011	2010	2009
	as adjusted (in millions)
Amount computed at the statutory federal income tax rate (35%)	$305	$269	$236
State income taxes, net of federal tax benefit	29	27	24
Change in accruals for uncertain tax positions	(7)	3	(8)
Research and development credits	(8)	(6)	(5)
U.S. manufacturing activity benefit	(5)	(2)	(2)
Other	—	(2)	1

Total	$314	$289	$246

Effective income tax rate	36.0%	37.6%	36.5%

The lower effective tax rate for fiscal 2011 as compared to fiscal 2010 and 2009 was primarily due to the reversal of  $7 million in accruals for unrecognized tax benefits as a result of the settlement of federal and state tax audits for amounts lower than the recorded accruals.

Deferred income taxes are recorded for differences in the basis of assets and liabilities for financial reporting purposes and tax reporting purposes. Deferred tax assets (liabilities) were comprised of the following:

	January 31
	2011	2010
	as adjusted (in millions)
Accrued vacation and bonuses	$90	$91
Investments	11	13
Deferred compensation	47	44
Vesting stock awards	75	65
Credits and net operating losses carryovers	28	11
Employee benefit contributions	6	13
Other	32	31

Total deferred tax assets	289	268

Deferred revenue	(51)	(59)
Fixed asset basis differences	(21)	(10)
Purchased intangible assets	(119)	(60)

Total deferred tax liabilities	(191)	(129)

Net deferred tax assets, before valuation allowance	98	139
Valuation allowance	(2)	(2)

Net deferred tax assets	$96	$137

Net deferred tax assets were as follows:

	January 31
	2011	2010
	as adjusted (in millions)
Net current deferred tax assets	$41	$32
Net current deferred tax assets (included in assets of discontinued operations)	4	2
Net non-current deferred tax assets	51	103

Total net deferred tax assets	$96	$137

At January 31, 2011, the Company had  $49 million of federal net operating loss (NOL) carryforwards, which will expire in fiscal 2019 to 2030 and  $9 million in state tax credits, which will expire in fiscal 2016 to 2020. The Company expects to fully utilize these NOL carryforwards and state tax credits before expiration.

The Company's unrecognized tax benefits are primarily related to certain recurring deductions customary for the Company's industry. The changes in the unrecognized tax benefits, excluding accrued interest and penalties were as follows:

	Year Ended January 31
	2011	2010	2009
	(in millions)
Unrecognized tax benefits at beginning of year	$44	$31	$53
Additions for tax positions related to current year	1	10	9
Additions for tax positions related to prior years	1	9	5
Reductions for tax positions related to prior years	(8)	(1)	(5)
Settlements with taxing authorities	(12)	—	(30)
Lapse of statute of limitations	(3)	(5)	(1)

Unrecognized tax benefits at end of year	$23	$44	$31

Unrecognized tax benefits that, if recognized, would affect the effective income tax rate	$17	$36	$23

In fiscal 2011 and 2009, the Company's unrecognized tax benefits decreased primarily due to the resolution of certain tax contingencies with the tax authorities, including  $7 million that was recognized as an income tax benefit in fiscal 2011 and  $26 million ( $17 million of which was related to discontinued operations) that was recognized as an income tax benefit in fiscal 2009.

The amount of interest and penalties recognized in the consolidated statements of income was  $1 million and  $5 million in fiscal 2010 and 2009, respectively. A negligible amount of interest and penalties were recognized in the consolidated statements of income in fiscal 2011. At January 31, 2011 and 2010, accrued interest and penalties totaled  $5 million and  $7 million, respectively.

At January 31, 2011, the balance of unrecognized tax benefits included liabilities for uncertain tax positions of  $26 million,  $25 million of which is classified as other long-term liabilities on the consolidated balance sheet. The balance of unrecognized tax benefits at January 31, 2010 included liabilities for uncertain tax positions of  $48 million,  $34 million of which were classified as other long-term liabilities on the consolidated balance sheet.

The Company files income tax returns in the United States and various state and foreign jurisdictions and is subject to routine compliance reviews by the Internal Revenue Service (IRS) and other taxing authorities. The Company has effectively settled with the IRS for fiscal years prior to and including fiscal 2008. Effective fiscal 2011, the Company is participating in the IRS Compliance Assurance Process, in which the Company and the IRS endeavor to agree on the treatment of all tax positions prior to the tax return being filed, thereby greatly reducing the period of time between tax return submission and settlement with the IRS.

During the next 12 months, it is reasonably possible that resolution of reviews by taxing authorities, both domestic and international, could be reached with respect to  $6 million of the Company's unrecognized tax benefits including  $3 million of previously accrued interest, depending on the timing of ongoing examinations, any litigation and expiration of statute of limitations, either because the Company's tax positions are sustained on audit or because the Company agrees to their disallowance and pays the related income tax. While the Company believes it has adequate accruals for uncertain tax positions, the tax authorities may determine that the Company owes taxes in excess of recorded accruals or the recorded accruals may be in excess of the final settlement amounts agreed to by tax authorities.

Comprehensive Income And Accumulated Other Comprehensive Loss	6 Months Ended	12 Months Ended
	Jul. 31, 2011	Jan. 31, 2011
Comprehensive Income And Accumulated Other Comprehensive Loss
Comprehensive Income And Accumulated Other Comprehensive Loss

Note 8—Comprehensive Income and Accumulated Other Comprehensive Loss:

The components of comprehensive income for the periods presented were as follows:

	Six Months Ended July 31
	2011	2010 as adjusted
	(in millions)
Net income	$309	$315
Other comprehensive income (loss):
Foreign currency translation adjustments	7	(1)
Deferred taxes	(3)	(1)

Foreign currency translation adjustments, net of tax	4	(2)

Reclassification of realized loss on settled derivative instruments to net income	—	1
Deferred taxes	—	—

Reclassification of realized loss on settled derivative instruments to net income, net of tax	—	1

Pension liability adjustment	—	7
Deferred taxes	—	(2)

Pension liability adjustment, net of tax	—	5

Total other comprehensive income (loss), net of tax	4	4

Comprehensive income	$313	$319

The components of accumulated other comprehensive loss were as follows:

	July 31, 2011	January 31, 2011 as adjusted
	(in millions)
Foreign currency translation adjustments, net of taxes of $(1) million and $2 million as of July 31, 2011 and January 31, 2011, respectively	$2	$(2)
Unrecognized net loss on settled derivative instruments associated with outstanding debt, net of taxes of $4 million as of July 31, 2011 and January 31, 2011	(5)	(5)

Total accumulated other comprehensive loss, net of taxes of $3 million and $6 million as of July 31, 2011 and January 31, 2011, respectively	$(3)	$(7)

As of July 31, 2011,  $1 million of the unrealized net loss on settled derivative instruments (pre-tax) will be amortized and recognized as interest expense during the next 12 months.

Note 14—Comprehensive Income and Accumulated Other Comprehensive Loss:

The components of comprehensive income (loss) were as follows for the years presented:

	Year Ended January 31
	2011	2010	2009
	as adjusted (in millions)
Net income	$619	$496	$446
Other comprehensive income (loss):
Foreign currency translation adjustments	—	12	(20)
Deferred taxes	—	(3)	8

Foreign currency translation adjustments, net of tax	—	9	(12)

Reclassification of realized loss on settled derivative instruments to net income	1	—	2
Deferred taxes	—	—	(1)

Reclassification of realized loss on settled derivative instruments to net income, net of tax	1	—	1

Pension liability adjustments	12	(3)	(14)
Deferred taxes	(3)	1	4

Pension liability adjustments, net of tax	9	(2)	(10)

Total other comprehensive income (loss), net of tax	10	7	(21)

Comprehensive income	$629	$503	$425

The Company sponsors a defined benefit pension plan in the United Kingdom for plan participants that primarily performed services on a specific customer contract, which expired in March 2010. As of January 31, 2011, the pension plan had an underfunded projected benefit obligation of  $20 million and no unrecognized actuarial loss (pre-tax). In April 2010, plan participants then performing services on the contract transferred to a successor contractor. These transfers gave rise to a curtailment gain, resulting in a reduction in the unrecognized actuarial loss (a component of accumulated other comprehensive loss) in the amount of  $8 million (pre-tax) during fiscal 2011.

The components of accumulated other comprehensive loss were as follows:

	January 31
	2011	2010
	as adjusted (in millions)
Foreign currency translation adjustments, net of taxes of $2 million as of January 31, 2011 and 2010	$(2)	$(2)
Unrecognized net loss on settled derivative instruments associated with outstanding debt, net of taxes of $4 million as of January 31, 2011 and 2010	(5)	(6)
Unrecognized loss on defined benefit plan, net of taxes of $3 million as of January 31, 2010	—	(9)

Total accumulated other comprehensive loss, net of taxes of $6 million and $9 million as of January 31, 2011 and 2010, respectively	$(7)	$(17)

As of January 31, 2011,  $1 million of the unrealized net loss on settled derivative instruments (pre-tax) will be amortized and recognized as interest expense during the next 12 months.

Leases	12 Months Ended
Jan. 31, 2011
Leases
Leases

Note 15—Leases:

The Company occupies most of its facilities under operating leases. Most of the leases require the Company to pay maintenance and operating expenses such as taxes, insurance and utilities and also contain renewal options to extend the lease and provisions for periodic rate escalations to reflect inflationary increases. Certain equipment is leased under short-term or cancelable operating leases. Rental expense for facilities and equipment related to continuing operations for each of the three years ended fiscal January 31, 2011 were as follows:

	Year Ended January 31
	2011	2010	2009
	(in millions)
Gross rental expense	$174	$156	$141
Less lease and sublease income	(23)	(15)	(12)

Net rental expense	$151	$141	$129

In fiscal 2004, the Company was awarded a contract with the Greek Government (Note 19) that requires the Company to lease certain equipment under an operating lease from a subcontractor for ten years. The terms of the customer contract and lease agreement provide that if the customer defaults on its payments to the Company to cover the future lease payments, then the Company is not required to make the lease payments to the subcontractor. Consequently, the maximum contingent lease liability of  $46 million related to this contract at January 31, 2011 is not reflected in the future minimum lease commitments table below.

Future minimum lease commitments and lease or sublease receipts under non-cancelable operating leases in effect at January 31, 2011 are as follows:

Year Ending January 31	Operating lease commitment	Lease or sublease receipts
	(in millions)
2012	$139	$8
2013	115	8
2014	91	6
2015	75	4
2016	62	4
2017 and thereafter	172	42

Total	$654	$72

As of January 31, 2011, the Company had capital lease obligations of  $7 million that are payable over the next five years.

Supplementary Income Statement And Cash Flow Information	12 Months Ended
Jan. 31, 2011
Supplementary Income Statement And Cash Flow Information
Supplementary Income Statement And Cash Flow Information

Note 16—Supplementary Income Statement and Cash Flow Information:

Supplementary income statement information for the years presented were as follows:

	Year Ended January 31
	2011	2010	2009
	(in millions)
Depreciation and amortization expense for property, plant and equipment and assets acquired under capital leases	$70	$64	$58

Internal research and development costs included in selling, general and administrative expenses	$55	$49	$46

Impairment losses for goodwill	$—	$—	$2

Impairment losses for intangible assets	$—	$6	$3

The impairment losses for goodwill and intangible assets recognized in fiscal 2009 was reflected in discontinued operations.

Supplementary cash flow information, including non-cash investing and financing activities, for the years presented was as follows:

	Year Ended January 31
	2011	2010	2009
	(in millions)
Increase (decrease) in accrued stock repurchases	$(17)	$24	$(6)

Fair value of assets acquired in acquisitions	$470	$314	$224
Cash paid in acquisitions, net of cash acquired of $10 million, $8 million and $5 million in fiscal 2011, 2010 and 2009, respectively	(382)	(256)	(201)
Non-cash consideration	—	(3)	—
Accrued acquisition payables, net	(4)	(10)	(9)

Liabilities assumed in acquisitions	$84	$45	$14

Cash paid for interest (including discontinued operations)	$71	$71	$77

Cash paid for income taxes (including discontinued operations)	$361	$273	$269

In-kind dividend distributed by Science Applications to SAIC	$—	$—	$188

Business Segment Information	6 Months Ended	12 Months Ended
	Jul. 31, 2011	Jan. 31, 2011
Business Segment Information
Business Segment Information

Note 9—Business Segment Information:

The Company defines its reportable segments based on the way the chief operating decision maker (CODM), currently its chief executive officer, manages the operations of the Company for purposes of allocating resources and assessing performance.

Prior to February 1, 2011, the CODM managed the Company's operations at the business unit level, each of which reported to one of several operating groups. The Company's business units were aggregated into reportable segments, Government and Commercial, based on the nature of the customers served, contractual requirements and the regulatory environment governing the business unit's operations. The Company also had a Corporate and Other segment.

Effective February 1, 2011, the Company further aligned its operations within the maturing group structure that is better organized around the markets served and the nature of products and services provided to customers in those markets. Coincident with the completion of this organizational alignment, the CODM commenced management of the Company's operations at the group level for purposes of allocating resources and assessing performance. As a result of this change, the Company redefined its reportable segments into the following: Defense Solutions; Health, Energy and Civil Solutions; Intelligence and Cybersecurity Solutions; and Corporate and Other. The Intelligence and Cybersecurity Solutions reportable segment represents the aggregation of the Intelligence, Surveillance, and Reconnaissance group and Cyber and Information Solutions business unit, which reports directly to the CODM, because they share similar economic characteristics, and similarities in the nature of products and services provided, methods of service delivery, customers served and the regulatory environment in which they operate.

Defense Solutions provides systems engineering and specialized technical services and solutions in support of command and control, communications, modeling and simulation, logistics, readiness and sustainment and network operations to a broad customer base within the defense industry. Defense Solutions helps design and implement advanced, networked command and control systems to enable U.S. and allied defense customers to plan, direct, coordinate and control forces and operations at strategic, operational and tactical levels. Defense Solutions also provides a wide range of logistics and product support solutions, including supply chain management, demand forecasting, distribution, maintenance and training services, to enhance the readiness and operational capability of U.S. military personnel and their weapons and support systems. Major customers of Defense Solutions include most branches of the U.S. military.

Health, Energy and Civil Solutions provides services and solutions in the areas of critical infrastructure, homeland security, safety and mission assurance, training, environmental assessments and restoration, engineering design, construction and sophisticated IT services across a broad customer base. These services and solutions range from design and construction services, energy renewables and energy distribution/smart-grid, to healthcare IT and engineering, health infrastructure, biomedical support and research. Health, Energy and Civil Solutions also provides integrated security solutions and training expertise in the detection of chemical, biological, radiological, nuclear and explosive threats and designs and develops products and applied technologies that aid anti-terrorism and homeland security efforts, including border, port and security inspection systems and checked baggage explosive detection systems. Major customers of Health, Energy and Civil Solutions primarily include the U.S. federal government, foreign governments, state and local governmental agencies and commercial enterprises in various industries.

Intelligence and Cybersecurity Solutions provides systems and services focused on intelligence, surveillance, reconnaissance and cybersecurity across a broad spectrum of national security programs. Intelligence and Cybersecurity Solutions provides quick reaction, manned and unmanned airborne, maritime, space and ground-based surveillance systems which leverage an understanding of the underlying physics and operating in space, weight and power-constrained environments. Intelligence and Cybersecurity Solutions also provides intelligence processing, exploitation, and dissemination solutions, including systems designed to optimize decision-making in high rate, large volume, and complex data environments. Intelligence and Cybersecurity Solutions provides cybersecurity technology solutions, analytics and forensics, and products that protect data, applications, and modern information technology infrastructures from advanced and persistent threats as well as mission support in the geospatial, intelligence analysis, technical operations, and linguistics domains. Major customers of Intelligence and Cybersecurity Solutions include the national and military intelligence agencies, and other federal, civilian and commercial customers in the national security complex.

Corporate and Other includes the operations of our internal real estate management subsidiary, various corporate activities, certain corporate expense items that are not reimbursed by the Company's U.S. Government customers and certain revenue and expense items excluded from the CODM's evaluation of a reportable segment's performance.

The interim business segment information for the periods presented, with the prior year period recast to give effect to the change in reportable segments and for discontinued operations was as follows:

	Six Months Ended July 31
	2011	2010
	(in millions)
Revenues:
Defense Solutions	$2,222	$2,269
Health, Energy and Civil Solutions	1,336	1,377
Intelligence and Cybersecurity Solutions	1,727	1,677
Corporate and Other	1	56
Intersegment elimination	(2)	(3)

Total revenues	$5,284	$5,376

Operating income (loss):
Defense Solutions	$178	$177
Health, Energy and Civil Solutions	117	127
Intelligence and Cybersecurity Solutions	159	131
Corporate and Other	(15)	43

Total operating income	$439	$478

Asset information by segment is not a key measure of performance used by the CODM. Interest income, interest expense and provision for income taxes, as reported in the condensed consolidated financial statements, are not part of operating income and are primarily recorded at the corporate level.

Note 17—Business Segment Information:

The Company defines its reportable segments based on the way the chief operating decision maker (CODM), currently its chief executive officer, manages the operations of the Company for purposes of allocating resources and assessing performance.

Prior to February 1, 2011, the CODM managed the Company's operations at the business unit level, each of which reported to one of several operating groups. The Company's business units were aggregated into reportable segments, Government and Commercial, based on the nature of the customers served, contractual requirements and the regulatory environment governing the business unit's operations. The Company also had a Corporate and Other segment.

Effective February 1, 2011, the Company further aligned its operations within the maturing group structure that is better organized around the markets served and the nature of products and services provided to customers in those markets. Coincident with the completion of this organizational alignment, the CODM commenced management of the Company's operations at the group level for purposes of allocating resources and assessing performance. As a result of this change, the Company redefined its reportable segments into the following: Defense Solutions; Health, Energy and Civil Solutions; Intelligence and Cybersecurity Solutions; and Corporate and Other. The Intelligence and Cybersecurity Solutions reportable segment represents the aggregation of the Intelligence, Surveillance, and Reconnaissance group and Cyber and Information Solutions business unit, which reports directly to the CODM, because they share similar economic characteristics, and similarities in the nature of products and services provided, methods of service delivery, customers served and the regulatory environment in which they operate.

Defense Solutions provides systems engineering and specialized technical services and solutions in support of command and control, communications, modeling and simulation, logistics, readiness and sustainment and network operations to a broad customer base within the defense industry. Defense Solutions helps design and implement advanced, networked command and control systems to enable U.S. and allied defense customers to plan, direct, coordinate and control forces and operations at strategic, operational and tactical levels. Defense Solutions also provides a wide range of logistics and product support solutions, including supply chain management, demand forecasting, distribution, maintenance and training services, to enhance the readiness and operational capability of U.S. military personnel and their weapons and support systems. Major customers of Defense Solutions include most branches of the U.S. military.

Health, Energy and Civil Solutions provides services and solutions in the areas of critical infrastructure, homeland security, safety and mission assurance, training, environmental assessments and restoration, engineering design, construction and sophisticated IT services across a broad customer base. These services and solutions range from design and construction services, energy renewables and energy distribution/smart-grid, to healthcare IT and engineering, health infrastructure, biomedical support and research. Health, Energy and Civil Solutions also provides integrated security solutions and training expertise in the detection of chemical, biological, radiological, nuclear and explosive threats and designs and develops products and applied technologies that aid anti-terrorism and homeland security efforts, including border, port and security inspection systems and checked baggage explosive detection systems. Major customers of Health, Energy and Civil Solutions primarily include the U.S. federal government, foreign governments, state and local governmental agencies and commercial enterprises in various industries.

Intelligence and Cybersecurity Solutions provides systems and services focused on intelligence, surveillance, reconnaissance and cybersecurity across a broad spectrum of national security programs. Intelligence and Cybersecurity Solutions provides quick reaction, manned and unmanned airborne, maritime, space and ground-based surveillance systems which leverage an understanding of the underlying physics and operating in space, weight and power-constrained environments. Intelligence and Cybersecurity Solutions also provides intelligence processing, exploitation, and dissemination solutions, including systems designed to optimize decision-making in high rate, large volume, and complex data environments. Intelligence and Cybersecurity Solutions provides cybersecurity technology solutions, analytics and forensics, and products that protect data, applications, and modern information technology infrastructures from advanced and persistent threats as well as mission support in the geospatial, intelligence analysis, technical operations, and linguistics domains. Major customers of Intelligence and Cybersecurity Solutions include the national and military intelligence agencies, and other federal, civilian and commercial customers in the national security complex.

Corporate and Other includes the operations of the Company's internal real estate management subsidiary, various corporate activities, certain corporate expense items that are not reimbursed by the Company's U.S. Government customers and certain revenue and expense items excluded from the CODM's evaluation of a reportable segment's performance.

The business segment information for the periods presented, with all periods recast to give effect to the change in reportable segments and for discontinued operations was as follows:

	Year Ended January 31
	2011	2010	2009
	(in millions)
Revenues:
Defense Solutions	$4,657	$4,518	$4,035
Health, Energy and Civil Solutions	2,792	2,848	2,591
Intelligence and Cybersecurity Solutions	3,421	3,216	3,147
Corporate and Other	58	4	(2)
Intersegment elimination	(7)	(6)	(3)

Total revenues	$10,921	$10,580	$9,768

Operating income (loss):
Defense Solutions	$380	$355	$317
Health, Energy and Civil Solutions	258	236	213
Intelligence and Cybersecurity Solutions	288	281	261
Corporate and Other	21	(36)	(44)

Total operating income	$947	$836	$747

Amortization of intangible assets:
Defense Solutions	$7	$12	$12
Health, Energy and Civil Solutions	16	8	9
Intelligence and Cybersecurity Solutions	17	6	9

Total amortization of intangible assets	$40	$26	$30

Asset information by segment is not a key measure of performance used by the CODM. Interest income, interest expense and provision for income taxes, as reported in the consolidated financial statements, are not part of operating income and are primarily recorded at the corporate level. Under U.S. Government Cost Accounting Standards, indirect costs including depreciation expense are collected in numerous indirect cost pools which are then collectively allocated out to the Company's reportable segments based on a representative causal or beneficial relationship of the costs in the pool to the costs in the base. While depreciation expense is a component of the allocated costs, the allocation process precludes depreciation expense from being specifically identified by the Company's individual reportable segments. For this reason, depreciation expense by reportable segment has not been reported above.

Substantially all of the Company's revenues and tangible long-lived assets are generated by or owned by entities located in the United States. As such, the financial information by geographic location is not presented.

The Company's total revenues are largely attributable to prime contracts with the U.S. Government or to subcontracts with other contractors engaged in work for the U.S. Government. The percentages of total revenues for the U.S. Government, its agencies and other customers comprising more than 10% of total revenues for the years presented were as follows:

	Year Ended January 31
	2011	2010	2009
U.S. Government	91%	91%	91%
U.S. Army	23%	24%	25%
U.S. Navy	13%	13%	12%

Discontinued Operations	12 Months Ended
Jan. 31, 2011
Discontinued Operations
Discontinued Operations

Note 18—Discontinued Operations:

On June 10, 2011, in order to better align its business portfolio with its strategy, the Company sold certain components of the business, which were historically included in the Company's Commercial segment, primarily focused on providing information technology services to international oil and gas companies. The Company received proceeds of  $169 million resulting in a preliminary gain on sale before income taxes of  $109 million related to this sale, subject to contractual adjustments. Pursuant to the definitive sale agreement, the Company retained the assets and obligations of a defined benefit pension plan in the United Kingdom. The Company has classified the operating results of these business components, including the pension activity through the date of sale, as discontinued operations for all periods presented. As a result of retaining the pension obligation, the remaining components of ongoing pension expense, primarily interest costs and assumed return on plan assets, will be recorded in continuing operations following the sale.

In March 2001, the Company's former subsidiary Telcordia Technologies, Inc. (Telcordia) instituted arbitration proceedings against a customer, Telkom South Africa, as a result of a contract dispute. Pursuant to the definitive stock purchase agreement for the fiscal 2006 sale of Telcordia, the Company was entitled to receive the net proceeds from any settlement after deduction for tax liabilities incurred by Telcordia. In July 2010, Telcordia and Telkom South Africa settled all claims related to these arbitration proceedings. Under the settlement, Telkom South Africa paid  $80 million plus amounts for value added taxes (VAT). In fiscal 2011, the Company and Telcordia subsequently executed an agreement which resolved matters related to the Telkom South Africa settlement and certain other contingencies related to the fiscal 2006 sale of Telcordia. The Company recorded pre-tax gains of  $77 million in discontinued operations related to these actions during the year ended January 31, 2011. The results of discontinued operations included pre-tax net losses of  $6 million and  $8 million in fiscal 2010 and 2009, respectively. The Company also sold a non-strategic component of its Intelligence and Cybersecurity Solutions segment in fiscal 2010.

The pre-sale operating results of discontinued operations for the periods presented were as follows:

	Year Ended January 31
	2011	2010	2009
	as adjusted (in millions)
Revenues	$196	$267	$310
Costs and expenses:
Cost of revenues	156	192	234
Selling, general and administrative expenses	28	45	67

Operating income	$12	$30	$9

In fiscal 2009, the Company recorded a reduction in the provision for income taxes of discontinued operations of  $17 million due to the reversal of uncertain tax positions as a result of the settlement of federal and state tax audits for amounts lower than the recorded amounts and the expiration of statutes of limitation for certain tax years. Income from discontinued operations also includes other activity that is immaterial and not reflected above.

Legal Proceedings	6 Months Ended	12 Months Ended
	Jul. 31, 2011	Jan. 31, 2011
Legal Proceedings
Legal Proceedings

Note 10—Legal Proceedings:

Timekeeping Contract with City of New York

Since 2000, the Company has performed under a systems development and implementation contract relating to an automated time and attendance and workforce management system (CityTime) for certain agencies of the City of New York (City). The Company has billed approximately  $635 million under the contract, which was completed on June 30, 2011. The Company has recorded receivables of approximately  $40 million as of July 31, 2011, reflecting the amount owed by the City to the Company under the terms of the contract.

The U.S. Attorney's Office for the Southern District of New York is conducting a criminal investigation relating to the CityTime program. In December 2010, the U.S. Attorney's Office filed a criminal complaint against six individuals who were employees of the quality assurance vendor that was under a direct contract with the New York City Office of Payroll Administration, or were principals of staffing firms that provided staff to the CityTime program as second-tier subcontractors to the Company, or were otherwise relatives of those individuals. On February 10, 2011, a federal grand jury indicted four of the individuals and added another individual defendant. On May 27, 2011, a criminal complaint was filed against a former Company employee who was the program manager on the CityTime contract. The complaint alleged that this former program manager conspired to defraud the City into extending the duration of and overpaying for the CityTime project in order to generate kickbacks for himself. It also alleged that he defrauded the Company by depriving it of his honest services, and charged him with money laundering to conceal proceeds of the fraudulent schemes.

On June 15, 2011, a federal grand jury in the Southern District of New York filed an indictment that superseded the February 2011 indictment naming the original defendants and charging the former Company program manager with violating various federal statutes relating to the alleged kickback scheme, including charges of conspiracy, wire fraud against the City of New York, honest services fraud against the Company and obstruction of justice. The indictment alleged that the former Company program manager received kickbacks totaling at least  $9 million from the primary subcontractor, Technodyne LLC, and other second-tier subcontractors. Technodyne and its principals were also charged in the June 2011 indictment. Another former Company employee, a chief systems engineer, pleaded guilty in June 2011 to multiple criminal charges related to the same fraudulent scheme and admitted to taking at least  $5 million in kickbacks from the primary subcontractor, Technodyne. The fraudulent scheme described in the June 2011 indictment alleges that individuals from the Company (the former program manager and the former chief systems engineer), Technodyne, the second-tier subcontractors and others collaborated to defraud the City by overbilling and inflating the price paid by the City under the contract, all to illegally enrich themselves. In addition, although the Company is not charged in the June 2011 indictment, the indictment also alleges that the Company paid to Technodyne hundreds of millions of dollars under the contract after receiving a whistleblower complaint raising suspicions of kickbacks from Technodyne to the former program manager. The Company is continuing to cooperate with the U.S. Attorney's investigation but cannot predict its outcome.

Statements have been issued from the City's Office of the Mayor and Office of the Comptroller indicating that the City's Department of Investigation would conduct a more extensive investigation regarding the CityTime contract, and that the City would withhold payment of amounts owing to the Company until the investigation was complete. In addition, these statements have also indicated that the City intends to pursue the recovery of costs associated with the CityTime program that the City's investigation reveals were improperly charged to the City. On June 29, 2011, the Company received a letter from New York City Mayor Michael Bloomberg, which requests that the Company reimburse the City for approximately  $600 million paid by the City to the Company for CityTime and the cost of investigating and remediating the CityTime program. The Company has informed the Mayor that it intends to work with the City towards a mutually acceptable resolution of the matter at the appropriate time.

The Company believes that a loss related to the outcome of the CityTime investigations is probable. However, the Company is not able to reasonably estimate the amount of potential loss or a range of potential loss. Accordingly, as of July 31, 2011, the Company has not recorded an impairment loss related to the  $40 million receivable from the City or recorded a liability relating to this matter. However, an adverse outcome of any of these investigations may result in non-payment of the accounts receivable owed by the City to the Company, reimbursement of other amounts previously received by the Company under the contract, additional damages and penalties, and criminal fines, restitution and other remedies, including suspension or debarment from government contracting, any of which could have a material adverse effect on the Company's consolidated financial position, results of operations and cash flows.

National Center for Critical Information Processing and Storage Contract

In June 2009, the U.S. Department of Justice (DOJ) filed a complaint against the Company and several other defendants in the U.S. District Court for the Southern District of Mississippi relating to the solicitation and award of a task order to provide information technology support services to the National Center for Critical Information Processing and Storage run by the Naval Oceanographic Command Major Shared Resource Center (MSRC) located at the Stennis Space Center in Mississippi. This matter originated with a lawsuit filed under seal by a former government employee pursuant to the qui tam provisions of the civil False Claims Act. The Company was awarded the task order at issue in April 2004. The DOJ's complaint alleges that prior to the release of the task order solicitation, the Company's employees and other eventual teammates met with government employees and obtained non-public information not provided to other potential bidders for this work, or received such information in advance of other bidders, giving the Company and its team an unfair advantage in competing for the task order. The complaint further alleges that the former MSRC director and deputy director took actions calculated to favor the Company in the bidding process. In its complaint, the government seeks approximately  $116 million in damages, which represents the aggregate amount of all payments received by the Company under this task order, plus the trebling of such damages and penalties under the False Claims Act.

The Company and DOJ have negotiated a proposed settlement of this matter for approximately  $25 million, subject to final approval within the DOJ. The Company has recorded a liability for approximately  $25 million related to this matter as of July 31, 2011. The DOJ has informed the Company it expects to obtain final approval of the proposed settlement during September 2011. In light of the proposed settlement, the court has suspended further proceedings in this case. If DOJ were to withhold final approval of the proposed settlement, or the parties otherwise failed to conclude the proposed settlement, it is expected that the court would resume the proceedings and set a new date for trial, in which event the Company would vigorously defend itself on the merits. Although the Company expects this matter to be resolved in accordance with the proposed settlement, if the matter were to proceed to trial an adverse outcome could have a material adverse effect on the Company's consolidated financial position, results of operations and cash flows.

Greek Government Contract

Background and Arbitration. In May 2003, the Company entered into a firm-fixed-price contract with the Hellenic Republic of Greece (the Customer) to provide a Command, Control, Communications, Coordination and Integration System (the System) to support the 2004 Athens Summer Olympic Games (the Olympics) and to serve as the security system for the Customer's public order departments following completion of the Olympics.

In November 2008, the Customer accepted the System in writing pursuant to the requirements of the modified contract. At the time, the Customer determined that the System substantially complied with the terms of the contract and accepted the System with certain alleged minor omissions and deviations. Upon System acceptance, the Company invoiced the Customer for approximately  $20 million, representing the undisputed portion of the contract balance owed to the Company. The Customer has not paid this final invoice.

In June 2009, the Company initiated arbitration before the International Chamber of Commerce against the Customer seeking damages for breaches of contract by the Customer. The Company seeks (i) aggregate damages in excess of  $101 million for payment of amounts owed and other claims and damages, (ii) recovery of advance payment and performance bond amounts totaling  $27 million and (iii) costs and expenses associated with the arbitration. The Customer filed an answer to the complaint denying liability on various grounds and a supplementary answer asserting set-off claims against amounts sought by the Company. The final arbitration hearing is scheduled to commence in May 2012. Due to the complex nature of the legal and factual issues involved, the outcome of the arbitration is uncertain.

Financial Status and Contingencies. As a result of the significant uncertainties on this contract, the Company converted to the completed-contract method of accounting and ceased recognizing revenues for the System development portion of this contract in fiscal 2006. No profits or losses were recorded on the Greek contract during the six months ended July 31, 2011 and 2010. As of July 31, 2011, the Company has recorded  $123 million of losses under the Greek contract, reflecting the Company's estimated total cost to complete the System, assuming the Greek contract value was limited to the cash received to date. Based on the complex nature of this contractual situation and the difficulties encountered to date, significant uncertainties exist and the Company is unable to reliably estimate the ultimate outcome. However, the Company believes that the loss recorded to date is sufficient to account for the ultimate outcome of this contractual situation. The Company may reverse a portion of the losses from the Greek contract if it receives future payments as required under the modified Greek contract.

The Company has  $16 million of receivables relating to value added taxes (VAT) as of July 31, 2011 that the Company has paid and believes it is entitled to recover either as a refund from the taxing authorities or as a payment under the Greek contract. The Company has invoiced the Customer for  $36 million for VAT and the Customer has failed to make payment. If the Customer fails to pay the outstanding VAT amounts or the Company is unable to recover the amount as a refund from the taxing authorities, the Company's total losses on the Greek contract could increase.

The Company has met certain advance payment and performance bonding requirements through the issuance of euro-denominated standby letters of credit. In fiscal 2011, the Customer drew, and the Company funded,  $27 million on the Company's standby letters of credit relating to the delivery of the System. As of July 31, 2011, there were  $6 million in standby letters of credit outstanding relating to the support and maintenance of the System. The Company is seeking recovery of the amounts drawn by the Customer on the standby letters of credit in the ongoing arbitration. The principal subcontractor has provided to the Company euro-denominated standby letters of credit in the amount of  $26 million as of July 31, 2011, of which  $21 million relates to the delivery of the System. The Company may draw on the subcontractor's standby letters of credit under certain circumstances by providing a statement to the responsible bank that the subcontractor has not fulfilled its obligations under the subcontract.

Additionally, Siemens AG (Siemens), the parent corporation of the Company's principal subcontractor, has been subject to a number of investigations focusing on alleged improper payments to government officials and political parties in a number of countries, including Greece. The Company has taken a number of actions to determine that it had no involvement in any improper payments that may have been made by Siemens in connection with the Greek contract. If the Greek government's investigation ultimately finds evidence of Siemens wrongdoing, the legal compliance and political issues that this would raise could impact the Company's subcontractor's ability to perform the subcontract and the Company's ability to perform the Greek contract. This could have a material adverse effect on the Company's consolidated financial position, results of operations and cash flows.

Nuclear Regulatory Commission

The U.S. Department of Justice filed a lawsuit against the Company in September 2004 in the U.S. District Court for the District of Columbia alleging civil False Claims Act violations and breach of contract by the Company on two contracts that the Company had with the Nuclear Regulatory Commission (NRC). The complaint alleges that the Company's performance of several subcontracts on separate U.S. Department of Energy (DOE) programs, the participation of a Company employee in an industry trade association, and certain other alleged relationships created organizational conflicts of interest under the two NRC contracts. The Company disputes that the work performed on the DOE programs and the alleged relationships raised by the government created organizational conflicts of interest. In July 2008, the jury found in favor of the government on the breach of contract and two False Claims Act counts. The jury awarded a nominal amount of  $78 in damages for breach of contract and  $2 million in damages for the False Claims Act claims. The judge entered the judgment in October 2008, trebling the False Claims Act damages and awarding a total of  $585,000 in civil penalties. The Company appealed to the U.S. Court of Appeals for the District of Columbia Circuit. In December 2010, the Court of Appeals affirmed the District Court's judgment as to both liability and damages of  $78 on the breach of contract count and rescinded the judgment on the False Claims Act counts, including the aggregate damages and penalties. The Court of Appeals sent the False Claims Act counts back to the District Court for further proceedings. The Company has recorded a liability for an immaterial amount related to this matter as of July 31, 2011, based on its assessment of the likely outcome of this matter.

Other

The Company is also involved in various claims and lawsuits arising in the normal conduct of its business, none of which, in the opinion of the Company's management, based upon current information, will likely have a material adverse effect on the Company's consolidated financial position, results of operations or cash flows.

Note 19—Legal Proceedings:

National Center for Critical Information Processing and Storage Contract

In June 2009, the U.S. Department of Justice (DOJ) filed a complaint against the Company and several other defendants in the U.S. District Court for the Southern District of Mississippi relating to the solicitation and award of a task order to provide information technology support services to the National Center for Critical Information Processing and Storage run by the Naval Oceanographic Command Major Shared Resource Center (MSRC) located at the Stennis Space Center in Mississippi. This matter originated with a lawsuit filed under seal by a former government employee pursuant to the qui tam provisions of the civil False Claims Act. The Company was awarded the task order at issue in April 2004. The DOJ's complaint alleges that prior to the release of the task order solicitation, the Company's employees and other eventual teammates met with government employees and obtained non-public information not provided to other potential bidders for this work, or received such information in advance of other bidders, giving the Company and its team an unfair advantage in competing for the task order. The complaint further alleges that the former MSRC director and deputy director took actions calculated to favor the Company in the bidding process. In its complaint, the government seeks approximately  $116 million in damages, which represents the aggregate amount of all payments received by the Company under this task order, plus the trebling of such damages and penalties under the False Claims Act.

The Company and DOJ have negotiated a proposed settlement of this matter for approximately  $25 million, subject to final approval within the DOJ. The Company has recorded a liability for approximately  $25 million related to this matter as of July 31, 2011. The DOJ has informed the Company it expects to obtain final approval of the proposed settlement during September 2011. In light of the proposed settlement, the court has suspended further proceedings in this case. If DOJ were to withhold final approval of the proposed settlement, or the parties otherwise failed to conclude the proposed settlement, it is expected that the court would resume the proceedings and set a new date for trial, in which event the Company would vigorously defend itself on the merits. Although the Company expects this matter to be resolved in accordance with the proposed settlement, if the matter were to proceed to trial an adverse outcome could have a material adverse effect on the Company's consolidated financial position, results of operations and cash flows.

Greek Government Contract

Background and Arbitration. In May 2003, the Company entered into a firm-fixed-price contract with the Hellenic Republic of Greece (the Customer) to provide a Command, Control, Communications, Coordination and Integration System (the System) to support the 2004 Athens Summer Olympic Games (the Olympics) and to serve as the security system for the Customer's public order departments following completion of the Olympics.

In November 2008, the Customer accepted the System in writing pursuant to the requirements of the modified contract. At the time, the Customer determined that the System substantially complied with the terms of the contract and accepted the System with certain alleged minor omissions and deviations. Upon System acceptance, the Company invoiced the Customer for approximately  $19 million, representing the undisputed portion of the contract balance owed to the Company. The Customer has not paid this final invoice.

In June 2009, the Company initiated arbitration before the International Chamber of Commerce against the Customer seeking damages for breaches of contract by the Customer. The Company seeks (i) aggregate damages in excess of  $96 million for payment of amounts owed and other claims and damages, (ii) recovery of advance payment and performance bond amounts totaling  $26 million and (iii) costs and expenses associated with the arbitration. The Customer filed an answer to the complaint denying liability on various grounds and a supplementary answer asserting set-off claims against amounts sought by the Company. The final arbitration hearing is scheduled to commence in May 2012. Due to the complex nature of the legal and factual issues involved, the outcome of the arbitration is uncertain.

Financial Status and Contingencies. As a result of the significant uncertainties on this contract, the Company converted to the completed-contract method of accounting and ceased recognizing revenues for the System development portion of this contract in fiscal 2006. No profits or losses were recorded on the Greek contract during the years ended January 31, 2011, 2010 and 2009. As of January 31, 2011, the Company has recorded  $123 million of losses under the Greek contract, reflecting the Company's estimated total cost to complete the System, assuming the Greek contract value was limited to the cash received to date. Based on the complex nature of this contractual situation and the difficulties encountered to date, significant uncertainties exist and the Company is unable to reliably estimate the ultimate outcome. However, the Company believes that the loss recorded is sufficient to account for the ultimate outcome of this contractual situation. The Company may reverse a portion of the losses from the Greek contract if it receives future payments as required under the modified Greek contract.

The Company has  $16 million of receivables relating to value added taxes (VAT) as of January 31, 2011 that the Company has paid and believes it is entitled to recover either as a refund from the taxing authorities or as a payment under the Greek contract. The Company has invoiced the Customer for  $34 million for VAT and the Customer has failed to make payment. If the Customer fails to pay the outstanding VAT amounts or the Company is unable to recover the amount as a refund from the taxing authorities, the Company's total losses on the Greek contract could increase.

The Company has met certain advance payment and performance bonding requirements through the issuance of euro-denominated standby letters of credit. In fiscal 2011, the Customer drew, and the Company funded,  $26 million on the Company's standby letters of credit relating to the delivery of the System. As of January 31, 2011, there were  $7 million in standby letters of credit outstanding relating to the support and maintenance of the System. The Company is seeking recovery of the amounts drawn by the Customer on the standby letters of credit in the ongoing arbitration. The principal subcontractor has provided to the Company euro-denominated standby letters of credit in the amount of  $26 million as of January 31, 2011, of which  $20 million relates to the delivery of the System. The Company may draw on the subcontractor's standby letters of credit under certain circumstances by providing a statement to the responsible bank that the subcontractor has not fulfilled its obligations under the subcontract.

Additionally, Siemens AG (Siemens), the parent corporation of the Company's principal subcontractor, has been subject to a number of investigations focusing on alleged improper payments to government officials and political parties in a number of countries, including Greece. The Company has taken a number of actions to determine that it had no involvement in any improper payments that may have been made by Siemens in connection with the Greek contract. If the Greek government's investigation ultimately finds evidence of Siemens wrongdoing, the legal compliance and political issues that this would raise could impact the Company's subcontractor's ability to perform the subcontract and the Company's ability to perform the Greek contract. This could have a material adverse effect on the Company's consolidated financial position, results of operations and cash flows.

Nuclear Regulatory Commission

The U.S. Department of Justice filed a lawsuit against the Company in September 2004 in the U.S. District Court for the District of Columbia alleging civil False Claims Act violations and breach of contract by the Company on two contracts that the Company had with the Nuclear Regulatory Commission (NRC). The complaint alleges that the Company's performance of several subcontracts on separate U.S. Department of Energy (DOE) programs, the participation of a Company employee in an industry trade association, and certain other alleged relationships created organizational conflicts of interest under the two NRC contracts. The Company disputes that the work performed on the DOE programs and the alleged relationships raised by the government created organizational conflicts of interest. In July 2008, the jury found in favor of the government on the breach of contract and two False Claims Act counts. The jury awarded a nominal amount of  $78 in damages for breach of contract and  $2 million in damages for the False Claims Act claims. The judge entered the judgment in October 2008, trebling the False Claims Act damages and awarding a total of  $585,000 in civil penalties. The Company appealed to the U.S. Court of Appeals for the District of Columbia Circuit. In December 2010, the Court of Appeals affirmed the District Court's judgment as to both liability and damages of  $78 on the breach of contract count and rescinded the judgment on the False Claims Act counts, including the aggregate damages and penalties. The Court of Appeals sent the False Claims Act counts back to the District Court for further proceedings. The Company has recorded a liability for an immaterial amount related to this matter as of January 31, 2011, based on its assessment of the likely outcome of this matter.

Timekeeping Contract with City of New York

Since 2000, the Company has performed under a systems development and implementation contract relating to an automated time and attendance and workforce management system (CityTime) for certain agencies of the City of New York (City). The Company has billed approximately  $635 million under the contract, which was completed on June 30, 2011. The Company has recorded receivables of approximately  $40 million as of July 31, 2011, reflecting the amount owed by the City to the Company under the terms of the contract.

The U.S. Attorney's Office for the Southern District of New York is conducting a criminal investigation relating to the CityTime program. In December 2010, the U.S. Attorney's Office filed a criminal complaint against six individuals who were employees of the quality assurance vendor that was under a direct contract with the New York City Office of Payroll Administration, or were principals of staffing firms that provided staff to the CityTime program as second-tier subcontractors to the Company, or were otherwise relatives of those individuals. On February 10, 2011, a federal grand jury indicted four of the individuals and added another individual defendant. On May 27, 2011, a criminal complaint was filed against a former Company employee who was the program manager on the CityTime contract. The complaint alleged that this former program manager conspired to defraud the City into extending the duration of and overpaying for the CityTime project in order to generate kickbacks for himself. It also alleged that he defrauded the Company by depriving it of his honest services, and charged him with money laundering to conceal proceeds of the fraudulent schemes.

On June 15, 2011, a federal grand jury in the Southern District of New York filed an indictment that superseded the February 2011 indictment naming the original defendants and charging the former Company program manager with violating various federal statutes relating to the alleged kickback scheme, including charges of conspiracy, wire fraud against the City of New York, honest services fraud against the Company and obstruction of justice. The indictment alleged that the former Company program manager received kickbacks totaling at least  $9 million from the primary subcontractor, Technodyne LLC, and other second-tier subcontractors. Technodyne and its principals were also charged in the June 2011 indictment. Another former Company employee, a chief systems engineer, pleaded guilty in June 2011 to multiple criminal charges related to the same fraudulent scheme and admitted to taking at least  $5 million in kickbacks from the primary subcontractor, Technodyne. The fraudulent scheme described in the June 2011 indictment alleges that individuals from the Company (the former program manager and the former chief systems engineer), Technodyne, the second-tier subcontractors and others collaborated to defraud the City by overbilling and inflating the price paid by the City under the contract, all to illegally enrich themselves. In addition, although the Company is not charged in the June 2011 indictment, the indictment also alleges that the Company paid to Technodyne hundreds of millions of dollars under the contract after receiving a whistleblower complaint raising suspicions of kickbacks from Technodyne to the former program manager. The Company is continuing to cooperate with the U.S. Attorney's investigation but cannot predict its outcome.

Statements have been issued from the City's Office of the Mayor and Office of the Comptroller indicating that the City's Department of Investigation would conduct a more extensive investigation regarding the CityTime contract, and that the City would withhold payment of amounts owing to the Company until the investigation was complete. In addition, these statements have also indicated that the City intends to pursue the recovery of costs associated with the CityTime program that the City's investigation reveals were improperly charged to the City. On June 29, 2011, the Company received a letter from New York City Mayor Michael Bloomberg, which requests that the Company reimburse the City for approximately  $600 million paid by the City to the Company for CityTime and the cost of investigating and remediating the CityTime program. The Company has informed the Mayor that it intends to work with the City towards a mutually acceptable resolution of the matter at the appropriate time.

Subsequent to January 31, 2011, based on events occurring after that date, the Company determined that a loss related to the outcome of the CityTime investigations is probable. However, the Company is not able to reasonably estimate the amount of potential loss or a range of potential loss. Accordingly, as of July 31, 2011, the Company has not recorded an impairment loss related to the  $40 million receivable from the City or recorded a liability relating to this matter. However, an adverse outcome of any of these investigations may result in non-payment of the accounts receivable owed by the City to the Company, reimbursement of other amounts previously received by the Company under the contract, additional damages and penalties, and criminal fines, restitution and other remedies, including suspension or debarment from government contracting, any of which could have a material adverse effect on the Company's consolidated financial position, results of operations and cash flows.

Other

The Company is also involved in various claims and lawsuits arising in the normal conduct of its business, none of which, in the opinion of the Company's management, based upon current information, will likely have a material adverse effect on the Company's consolidated financial position, results of operations or cash flows.

Other Commitments And Contingencies	6 Months Ended	12 Months Ended
	Jul. 31, 2011	Jan. 31, 2011
Other Commitments And Contingencies
Other Commitments And Contingencies

Note 11—Other Commitments and Contingencies:

DS&S Joint Venture

In March 2006, the Company sold its interest in DS&S, a joint venture in which the Company owned a 50% interest. As part of the sale, the Company agreed to indemnify the purchaser for certain legal costs and expenses, including those related to a government investigation involving DS&S and any litigation resulting from that investigation up to the sum of the sales price of  $9 million plus  $1 million received by the Company in repayment of a loan owed by DS&S. As of July 31, 2011, the Company has deferred the potential  $9 million gain on this sale pending resolution of the indemnification obligation.

Acquisition Indemnification Claims

Following the closing of an acquisition in December 2006, the Company identified several potential indemnification claims against the sellers. The claims against the sellers include the failure of the acquired company to comply with certain terms of contracts with the U.S. Government that required the acquired company in certain circumstances to provide price reductions for goods and services if it charged other customers a price lower than the prices it charged the U.S. Government at the time of contract award (the price reductions claims). The Company has disclosed this apparent non-compliance by the acquired company to the government and is fully cooperating with the government's ongoing review of the matter. In October 2010, the Company and the sellers signed an agreement to settle all outstanding indemnification claims, except for the price reductions claims. The Company continues to have its indemnification rights relating to the price reductions claims in accordance with the acquisition agreement and an escrow fund is being maintained as security for these claims. Based on its current expectations, the Company believes that it has adequate recourse against the sellers for any expected liability to the government that may result from the price reductions claims.

Government Investigations and Reviews

The Company is routinely subject to investigations and reviews relating to compliance with various laws and regulations, including those associated with organizational conflicts of interest, with respect to its role as a contractor to agencies and departments and in connection with performing services in countries outside of the United States. Adverse findings in these investigations or reviews can lead to criminal, civil or administrative proceedings and the Company could face penalties, fines, repayments or compensatory damages. Adverse findings could also have a material adverse effect on the Company's business, consolidated financial position, results of operations and cash flows due to its reliance on government contracts.

U.S. Government agencies, including the Defense Contract Audit Agency (DCAA) and others, routinely audit and review a contractor's performance on government contracts, indirect rates and pricing practices, and compliance with applicable contracting and procurement laws, regulations and standards. They also review the adequacy of the contractor's compliance with government standards for its accounting and management internal control systems, including: control environment and overall accounting system, estimating system, purchasing system, property system, and earned value management system. Both contractors and the U.S. Government agencies conducting these audits and reviews have come under increased scrutiny. For example, it was determined that the audit procedures the DCAA previously used in reviewing some of the Company's systems and other government contractors systems were not in compliance with the requirements of Generally Accepted Government Auditing Standards. As a result, certain previous audit reports were rescinded and the current audits and reviews have become more rigorous and the standards to which the Company is held are being more strictly interpreted, increasing the likelihood of an audit or review resulting in an adverse outcome. During the course of its current audits, the DCAA is closely examining and questioning several of the Company's long established and disclosed practices that it had previously audited and accepted, increasing the uncertainty as to the ultimate conclusion that will be reached.

DCAA has recently completed audits of the Company's accounting, billing, and indirect and other direct costs (IODC) systems (all of which are now included as part of the control environment and overall accounting system under the DoD's recently issued business system rule). The audit results and the Company's responses to those results are under evaluation by the Defense Contract Management Agency (DCMA), which is the responsible agency to determine whether any of the DCAA findings represent significant deficiencies or material weakness in the Company's internal control systems. Additionally, the DCAA has commenced a newly designed comprehensive audit of the Company's control environment and overall accounting system, which includes the systems that used to be known as the accounting, billing, IODC, compensation and labor systems. The Company also changed its indirect rate structure used in its indirect cost system and its direct labor bid structure used for its estimating system for fiscal 2011 and future years. The DCAA is performing reviews of these changes and the Company's compliance with certain other U.S. Government Cost Accounting Standards. A finding of significant control deficiencies in the Company's system audits or other reviews can result in decremented billing rates to its U.S. Government customers until the control deficiencies are corrected and their remediation is accepted by the DCMA. In addition, due to uncertainty created by the lack of timely completion of system and other audits, the Company has agreed to an immaterial downward adjustment to its provisional indirect billing rates for fiscal 2011 and 2012 pending resolution of such uncertainty.

Government audits and reviews may conclude that the Company's practices are not consistent with applicable laws and regulations and result in adjustments to contract costs and mandatory customer refunds. Such adjustments can be applied retroactively, which could result in significant customer refunds. The Company's receipt of adverse audit findings, or the failure to obtain an "adequate" determination of its various accounting and management internal control systems, including changes to its indirect cost and direct labor estimating systems, from the responsible U.S. Government agency could significantly and adversely affect its business, including its ability to bid on new contracts and its competitive position in the bidding process. A determination of non-compliance with applicable contracting and procurement laws, regulations and standards could also result in the U.S. Government imposing penalties and sanctions against the Company, including withholding of payments, suspension of payments and increased government scrutiny that could delay or adversely affect the Company's ability to invoice and receive timely payment on contracts, perform contracts or compete for contracts with the U.S. Government.

The Company's indirect cost audits by the DCAA have not been completed for fiscal 2005 and subsequent fiscal years. Although the Company has recorded contract revenues subsequent to fiscal 2004 based upon an estimate of costs that the Company believes will be approved upon final audit or review, the Company does not know the outcome of any ongoing or future audits or reviews and adjustments, and if future adjustments exceed the Company's estimates, its profitability would be adversely affected. As of July 31, 2011, the Company has recorded a liability of  $30 million for its current best estimate of net amounts to be refunded to customers for potential adjustments from such audits or reviews of contract costs incurred subsequent to fiscal 2004.

Tax Audits and Reviews

The Company files income tax returns in the United States and various state and foreign jurisdictions and is subject to routine compliance reviews by the Internal Revenue Service (IRS) and other taxing authorities. The Company has effectively settled with the IRS for fiscal years prior to and including fiscal 2008. Effective fiscal 2011, the Company is participating in the IRS Compliance Assurance Process, in which the Company and the IRS endeavor to agree on the treatment of all tax positions prior to the return being filed, thereby greatly reducing the period of time between tax return submission and settlement with the IRS. Future and ongoing reviews could have a material adverse effect on the Company's consolidated financial position, results of operations or cash flows.

During the next 12 months, it is reasonably possible that resolution of these reviews by taxing authorities, both domestic and international, could be reached with respect to  $12 million of the Company's unrecognized tax benefits including  $1 million of previously accrued interest, depending on the timing of ongoing examinations, litigation and expiration of statute of limitations, either because the Company's tax positions are sustained on audit or because the Company agrees to their disallowance and pays the related income tax. These unrecognized tax benefits are primarily related to certain recurring deductions customary for the Company's industry. As of July 31, 2011, the Company had liabilities for uncertain tax positions of  $23 million, including  $1 million related to discontinued operations.

During the six months ended July 31, 2011, the Company's uncertain tax positions were reduced by  $5 million resulting from the resolution of certain tax uncertainties. While the Company believes it has adequate accruals for uncertain tax positions, the tax authorities may determine that the Company owes taxes in excess of recorded accruals or the recorded accruals may be in excess of the final settlement amounts agreed to by the tax authorities.

The Company is subject to periodic audits by government agencies for taxes other than income taxes. The Company does not believe that the outcome of any other such tax matters would have a material adverse effect on its consolidated financial position, results of operations, or cash flows.

Letters of Credit and Surety Bonds

The Company has outstanding letters of credit aggregating to  $61 million at July 31, 2011, principally related to guarantees on contracts with foreign government customers. Of the total outstanding letters of credit,  $6 million was related to certain advance payment and performance bonding requirements on a firm-fixed-price contract with the Greek government. The Company also has outstanding surety bonds in the amount of  $309 million, principally related to performance and payment bonds.

Other

The DoD is in the process of restructuring the Company's Army Brigade Combat Team Modernization program. As a result of this restructuring, certain efforts associated with the program were terminated for convenience by the DoD in July 2009, January 2010 and May 2011. The Company received an undefinitized change order which required the Company to submit a restructure proposal. The Company submitted its restructure proposal to its prime contractor in April 2010 and the prime contractor submitted its restructure proposal to the customer in May 2010. The Company and prime contractor are currently working on a revised restructure proposal to give effect for additional changes in anticipated program scope that have occurred subsequent to the May 2010 submission. The Company continues to perform on this program in accordance with the revised scope of work under a reduced provisional billing rate that allows the Company to receive a lesser amount of the projected fee until the contract negotiations are completed. The Company has recognized revenues of approximately  $450 million, including estimated fee, from October 2009 through July 31, 2011 under the undefinitized change order. The actual fee payable to the Company on this program is dependent on the outcome of the change order negotiations and may differ from amounts previously recognized.

Note 20—Other Commitments and Contingencies:

VirnetX, Inc.

In fiscal 2007, the Company transferred several patents to VirnetX, Inc. In return, the Company received certain license rights and the right to receive, subject to certain caps and other limitations, royalties on VirnetX sales and a percentage of the consideration received in certain acquisitions and in patent infringement or enforcement claims against certain third parties, including Microsoft Corporation.

In May 2010, VirnetX and Microsoft entered into a settlement and license agreement to settle all claims asserted by VirnetX against Microsoft in two lawsuits. Under the agreement, Microsoft made a one-time payment to VirnetX of  $200 million in cash in exchange for dismissal of both lawsuits and VirnetX granting to Microsoft a worldwide, irrevocable, nonexclusive, non-sublicensable fully paid up license under VirnetX's patents. Under the Company's agreements with VirnetX, the Company was entitled to receive 35% of the proceeds from the settlement of litigation with Microsoft after reduction for out-of-pocket costs, including legal fees and expenses, of VirnetX and the Company incurred in connection with the litigation. During fiscal 2011, the Company received a royalty payment of  $56 million in connection with this agreement, which was recognized as revenue, and reimbursement of approximately  $3 million of legal fees and costs it incurred in connection with the litigation. The Company also paid  $2 million as a royalty to the customer for which it developed some of the patented technologies to satisfy the Company's obligation under the initial customer contract.

DS&S Joint Venture

In March 2006, the Company sold its interest in DS&S, a joint venture in which the Company owned a 50% interest. As part of the sale, the Company agreed to indemnify the purchaser for certain legal costs and expenses, including those related to a government investigation involving DS&S and any litigation resulting from that investigation up to the sum of the sales price of  $9 million plus  $1 million received by the Company in repayment of a loan owed by DS&S. As of January 31, 2011, the Company has deferred the potential  $9 million gain on this sale pending resolution of the indemnification obligation.

Other Joint Ventures

The Company has a guarantee that relates only to claims brought by the sole customer of its joint venture, Bechtel SAIC Company, LLC, for specific contractual nonperformance of the joint venture. The Company also has a cross-indemnity agreement with the joint venture partner, pursuant to which the Company will only be ultimately responsible for the portion of any losses incurred under the guarantee equal to its ownership interest of 30%. As of January 31, 2011, the joint venture had completed performance requirements on the customer contract and was in the process of completing contract close-out activities. Based on current conditions, the Company believes the likelihood of having to make any future payment related to the guarantee is remote.

In conjunction with a contract award to one of the Company's joint ventures, Research and Development Solutions, LLC (RDS), each of the three joint venture partners were required to sign a performance guarantee agreement with the U.S. Government. Under this agreement, the Company unconditionally guarantees all of RDS's obligations to the U.S. Government under the contract award, which has a total estimated value of approximately  $350 million. The Company also has a cross-indemnity agreement with each of the other two joint venture partners to protect it from liabilities for any U.S. Government claims resulting from the actions of the other two joint venture partners and to limit the Company's liability to its share of the contract work. As of January 31, 2011, the joint venture had completed performance requirements on the customer contract and was in the process of completing contract close-out activities. Based on current conditions, the Company believes the likelihood of having to make any future payment related to the guarantee is remote.

Acquisition Indemnification Claims

Following the closing of an acquisition in December 2006, the Company identified several potential indemnification claims against the sellers. The claims against the sellers include the failure of the acquired company to comply with certain terms of contracts with the U.S. Government that required the acquired company in certain circumstances to provide price reductions for goods and services if it charged other customers a price lower than the prices it charged the U.S. Government at the time of contract award (the price reductions claims). The Company has disclosed this apparent non-compliance by the acquired company to the government and is fully cooperating with the government's ongoing review of the matter. In October 2010, the Company and the sellers signed an agreement to settle all outstanding indemnification claims, except for the price reductions claims. The Company continues to have its indemnification rights relating to the price reductions claims in accordance with the acquisition agreement and an escrow fund is being maintained as security for these claims. Based on its current expectations, the Company believes that it has adequate recourse against the sellers for any expected liability to the government that may result from the price reductions claims.

Government Investigations and Reviews

The Company is routinely subject to investigations and reviews relating to compliance with various laws and regulations, including those associated with organizational conflicts of interest, with respect to its role as a contractor to agencies and departments and in connection with performing services in countries outside of the United States. Adverse findings in these investigations or reviews can lead to criminal, civil or administrative proceedings and the Company could face penalties, fines, repayments or compensatory damages. Adverse findings could also have a material adverse effect on the Company's business, consolidated financial position, results of operations and cash flows due to its reliance on government contracts.

U.S. Government agencies, including the Defense Contract Audit Agency (DCAA) and others, routinely audit and review a contractor's performance on government contracts, indirect rates and pricing practices, and compliance with applicable contracting and procurement laws, regulations and standards. They also review the adequacy of the contractor's compliance with government standards for its accounting and management internal control systems, including: control environment and overall accounting system, estimating system, purchasing system, property system, and earned value management system. Both contractors and the U.S. Government agencies conducting these audits and reviews have come under increased scrutiny. For example, it was determined that the audit procedures the DCAA previously used in reviewing some of the Company's systems and other government contractors systems were not in compliance with the requirements of Generally Accepted Government Auditing Standards. As a result, certain previous audit reports were rescinded and the current audits and reviews have become more rigorous and the standards to which the Company is held are being more strictly interpreted, increasing the likelihood of an audit or review resulting in an adverse outcome. During the course of its current audits, the DCAA is closely examining and questioning several of the Company's long established and disclosed practices that it had previously audited and accepted, increasing the uncertainty as to the ultimate conclusion that will be reached.

Subsequent to January 31, 2011, the DCAA completed audits of the Company's accounting, billing, and indirect and other direct costs (IODC) systems (all of which are now included as part of the control environment and overall accounting system under the DoD's recently issued business system rule). The audit results and the Company's responses to those results are under evaluation by the Defense Contract Management Agency (DCMA), which is the responsible agency to determine whether any of the DCAA findings represent significant deficiencies or material weakness in the Company's internal control systems. Additionally, the DCAA has commenced a newly designed comprehensive audit of the Company's control environment and overall accounting system, which includes the systems that used to be known as the accounting, billing, IODC, compensation and labor systems. The Company also changed its indirect rate structure used in its indirect cost system and its direct labor bid structure used for its estimating system for fiscal 2011 and future years. The DCAA is performing reviews of these changes and the Company's compliance with certain other U.S. Government Cost Accounting Standards. A finding of significant control deficiencies in the Company's system audits or other reviews can result in decremented billing rates to its U.S. Government customers until the control deficiencies are corrected and their remediation is accepted by the DCMA. In addition, due to uncertainty created by the lack of timely completion of system and other audits, the Company has agreed to an immaterial downward adjustment to its provisional indirect billing rates for fiscal 2011 and 2012 pending resolution of such uncertainty.

Government audits and reviews may conclude that the Company's practices are not consistent with applicable laws and regulations and result in adjustments to contract costs and mandatory customer refunds. Such adjustments can be applied retroactively, which could result in significant customer refunds. The Company's receipt of adverse audit findings, or the failure to obtain an "adequate" determination of, its various accounting and management internal control systems, including changes to its indirect cost and direct labor estimating systems, from the responsible U.S. Government agency could significantly and adversely affect its business, including its ability to bid on new contracts and its competitive position in the bidding process. A determination of non-compliance with applicable contracting and procurement laws, regulations and standards could also result in the U.S. Government imposing penalties and sanctions against the Company, including withholding of payments, suspension of payments and increased government scrutiny that could delay or adversely affect the Company's ability to invoice and receive timely payment on contracts, perform contracts or compete for contracts with the U.S. Government.

The Company's indirect cost audits by the DCAA have not been completed for fiscal 2005 and subsequent fiscal years. Although the Company has recorded contract revenues subsequent to fiscal 2004 based upon an estimate of costs that the Company believes will be approved upon final audit or review, the Company does not know the outcome of any ongoing or future audits or reviews and adjustments, and if future adjustments exceed the Company's estimates, its profitability would be adversely affected. As of January 31, 2011, the Company has recorded a liability of  $30 million for its best estimate of net amounts to be refunded to customers for potential adjustments from such audits or reviews of contract costs incurred subsequent to fiscal 2004.

Tax Audits and Reviews

The Company files income tax returns in the United States and various state and foreign jurisdictions and is subject to routine compliance reviews by the IRS and other taxing authorities. The Company has effectively settled with the IRS for fiscal years prior to and including fiscal 2008. Effective fiscal 2011, the Company is participating in the IRS Compliance Assurance Process, in which the Company and the IRS endeavor to agree on the treatment of all tax positions prior to the tax return being filed, thereby greatly reducing the period of time between tax return submission and settlement with the IRS. Future and ongoing reviews could have a material adverse effect on the Company's consolidated financial position, results of operations or cash flows (Note 13).

The Company is subject to periodic audits by government agencies for taxes other than income taxes. The Company does not believe that the outcome of any other such tax matters would have a material adverse effect on its consolidated financial position, results of operations or cash flows.

Letters of Credit and Surety Bonds

The Company has outstanding letters of credit aggregating to  $52 million at January 31, 2011, principally related to guarantees on contracts with foreign government customers. Of the total outstanding letters of credit,  $7 million was related to certain advance payment and performance bonding requirements on a firm-fixed-price contract with the Greek government. The Company also has outstanding surety bonds in the amount of  $319 million, principally related to performance and payment bonds.

Other

The DoD is in the process of restructuring the Company's Army Brigade Combat Team Modernization program. As a result of this restructuring, certain efforts associated with the program were terminated for convenience by the DoD in July 2009, January 2010 and May 2011. The Company received an undefinitized change order which required the Company to submit a restructure proposal. The Company submitted its restructure proposal to its prime contractor in April 2010 and the prime contractor submitted its restructure proposal to the customer in May 2010. As of September 2011, the Company and prime contractor are working on a revised restructure proposal to give effect for additional changes in anticipated program scope that have occurred subsequent to the May 2010 submission. The Company continues to perform on this program in accordance with the revised scope of work under a reduced provisional billing rate that allows the Company to receive a lesser amount of the projected fee until the contract negotiations are completed. The Company has recognized revenues of approximately  $339 and  $111 million, including estimated fee, from October 2009 through January 31, 2011 and from February 2011 through July 31, 2011, respectively under the undefinitized change order. The actual fee payable to the Company on this program is dependent on the outcome of the change order negotiations and may differ from amounts previously recognized.

The Company maintains self-insured medical and workers compensation insurance plans. The Company provided estimated accruals for claims incurred but not yet reported of  $37 million and  $34 million as of January 31, 2011 and 2010, respectively.

Selected Quarterly Financial Data (Unaudited)	12 Months Ended
Jan. 31, 2011
Selected Quarterly Financial Data (Unaudited)
Selected Quarterly Financial Data (Unaudited)

Note 21—Selected Quarterly Financial Data (Unaudited):

Selected unaudited financial data for each quarter of the last two fiscal years was as follows:

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	as adjusted (in millions, except per share amounts)
Fiscal 2011
Revenues	$2,627	$2,749	$2,821	$2,724
Operating income	$206	$272	$252	$217
Income from continuing operations(1)	$124	$157	$151	$126
Income from discontinued operations	$1	$33	$22	$5
Net income(1)	$125	$190	$173	$131
Basic earnings per share(2)	$.32	$.50	$.47	$.35
Diluted earnings per share(2)	$.32	$.50	$.46	$.35

Fiscal 2010
Revenues	$2,583	$2,675	$2,703	$2,619
Operating income	$198	$209	$225	$204
Income from continuing operations(1)	$113	$117	$130	$119
Income from discontinued operations	$4	$6	$5	$2
Net income(1)	$117	$123	$135	$121
Basic earnings per share(2)	$.29	$.31	$.34	$.31
Diluted earnings per share(2)	$.29	$.31	$.34	$.30

(1)	Income from continuing operations and net income relate to SAIC only, see Science Applications' amounts detailed below.
(2)	Earnings per share are computed independently for each of the quarters presented and therefore may not sum to the total for the fiscal year.

Science Applications:

Income from continuing operations and net income of Science Applications includes interest expense on the related party note and associated income taxes, which relate solely to Science Applications and are not reflected in the combined amounts above. Income from continuing operations and net income of Science Applications for each quarter of the last two fiscal years was as follows:

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(in millions)
Fiscal 2011
Income from continuing operations	$121	$154	$149	$126
Net income	$122	$187	$171	$131

Fiscal 2010
Income from continuing operations	$110	$114	$125	$116
Net income	$114	$120	$130	$118

Summary Of Significant Accounting Policies (Policy)	6 Months Ended	12 Months Ended
	Jul. 31, 2011	Jan. 31, 2011
Summary Of Significant Accounting Policies
Nature Of Operations And Basis Of Presentation

Nature of Operations and Basis of Presentation

SAIC, Inc. ("SAIC") is a holding company whose direct 100%-owned subsidiary is Science Applications International Corporation ("Science Applications"), a provider of scientific, engineering, systems integration and technical services and solutions in the areas of defense, health, energy, infrastructure, intelligence, surveillance, reconnaissance and cybersecurity to all agencies of the U.S. Department of Defense (DoD), the intelligence community, the U.S. Department of Homeland Security (DHS), and other U.S. Government civil agencies, state and local government agencies, foreign governments and customers in select commercial markets.

The consolidated financial statements of SAIC include the accounts of all majority-owned and 100%-owned subsidiaries, including Science Applications. The consolidated financial statements of Science Applications include the accounts of all its majority-owned and 100%-owned subsidiaries. SAIC does not have separate operations, assets or liabilities independent of Science Applications, except for a note receivable from Science Applications ("the related party note"), on which Science Applications pays interest. From time to time SAIC issues stock to Science Applications employees, which is reflected in SAIC's Statement of Stockholders' Equity and results in an increase to the related party note (see Note 7). All intercompany transactions and accounts have been eliminated in consolidation.

These Combined Notes to Condensed Consolidated Financial Statements apply to both SAIC and Science Applications. As SAIC consolidates Science Applications for financial statement purposes, disclosures that relate to activities of Science Applications also apply to SAIC. References to the "Company" refer collectively to SAIC, Science Applications, and its consolidated subsidiaries.

The accompanying financial information has been prepared by the Company pursuant to the rules and regulations of the U.S. Securities and Exchange Commission (SEC). Certain disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America (GAAP) have been condensed or omitted pursuant to such rules and regulations. These condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and notes thereto for the fiscal year ended January 31, 2011 included in this prospectus. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingencies at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting periods. Estimates have been prepared by management on the basis of the most current and best available information at the time of estimation and actual results could differ from those estimates.

In the opinion of management, the financial information as of July 31, 2011, January 31, 2011 and for the six months ended July 31, 2011 and 2010 reflects all adjustments, which consist of normal recurring adjustments, necessary for a fair presentation thereof. Operating results for the six months ended July 31, 2011 are not necessarily indicative of the results that may be expected for the fiscal year ending January 31, 2012, or any future period.

Unless otherwise noted, references to years are for fiscal years ended January 31. For example, the fiscal year ending January 31, 2012 is referred to as "fiscal 2012" in these notes to condensed consolidated financial statements.

Nature of Operations and Basis of Presentation

SAIC, Inc. ("SAIC") is a holding company whose direct, 100%-owned subsidiary is Science Applications International Corporation ("Science Applications"), a provider of scientific, engineering, systems integration and technical services and solutions in the areas of defense, health, energy, infrastructure, intelligence, surveillance, reconnaissance and cybersecurity to all agencies of the U.S. Department of Defense (DoD), the intelligence community, the U.S. Department of Homeland Security (DHS) and other U.S. Government civil agencies, state and local government agencies, foreign governments and customers in select commercial markets.

The consolidated financial statements of SAIC include the accounts of all majority-owned and 100%-owned subsidiaries, including Science Applications. The consolidated financial statements of Science Applications include the accounts of all its majority-owned and 100%-owned subsidiaries. SAIC does not have separate operations, assets or liabilities independent of Science Applications, except for a note receivable from Science Applications (the "related party note"), on which Science Applications pays interest. From time to time, SAIC issues stock to Science Applications employees, which is reflected in SAIC's Statement of Stockholders' Equity and results in an increase to the related party note (see Note 8). All intercompany transactions and accounts have been eliminated in consolidation.

These Combined Notes to Consolidated Financial Statements apply to both SAIC and Science Applications. As SAIC consolidates Science Applications for financial statement purposes, disclosures that relate to activities of Science Applications also apply to SAIC. References to the "Company" refer collectively to SAIC, Science Applications, and its consolidated subsidiaries.

The Company may dispose (or management may commit to plans to dispose) of components of the business, which are reclassified as discontinued operations for all periods presented. Prior year amounts are adjusted for consistency with the current year's presentation (see Note 18).

Unless otherwise noted, references to years are for fiscal years ended January 31. For example, the fiscal year ended January 31, 2011 is referred to as "fiscal 2011" in these combined notes to consolidated financial statements.

Pension Accounting Change

Pension Accounting Change

The Company sponsors a defined benefit pension plan in the United Kingdom for plan participants that primarily performed services on a specific customer contract, which expired. On June 10, 2011, the Company sold certain components of the business, including the component of the business that contained this pension and employed the pension plan participants. The Company has classified the operating results of this business component, including pension expense through the date of sale, as discontinued operations for all periods presented. Pursuant to the definitive sale agreement, the Company retained the assets and obligations of this defined benefit pension plan. As a result of retaining the pension obligation, the remaining components of ongoing pension expense, primarily interest costs and assumed return on plan assets are recorded in continuing operations for periods following the sale.

On February 1, 2011, the Company elected to change its method of recognizing pension expense. Immediately prior to the change, net actuarial gains or losses in excess of 10 percent of the greater of the market-related value of plan assets or the plans' projected benefit obligation (which is referred to as the corridor) were recognized over the average remaining life expectancy of the plan participants. Under the newly adopted accounting method, the Company recognizes all net actuarial gains or losses in excess of the corridor annually in the fourth quarter of each fiscal year and whenever the plan is remeasured. While the historical method of recognizing pension expense was acceptable, the Company believes that the new method is preferable as it eliminates the delay in recognizing actuarial gains and losses in excess of the corridor, resulting in a more timely reflection of the effects of economic and interest rate conditions on plan obligations, investments and assumptions.

This change in accounting was reported through retrospective application of the new method to all periods presented, which have been designated "as adjusted". The effect of the change from inception of the plan to January 31, 2010 resulted in a  $26 million decrease in both retained earnings and net unrecognized actuarial loss on the defined benefit plan, net of tax (a component of accumulated other comprehensive loss). The effect of the change on the previously reported balances as of January 31, 2011 was a  $25 million decrease in both retained earnings and net unrecognized actuarial loss on the defined benefit plan, net of tax (a component of accumulated other comprehensive loss). The accounting change did not have a material impact on the condensed consolidated statements of income for the six months ended July 31, 2011 and 2010.

Pension Accounting Change

On February 1, 2011, the Company elected to change its method of recognizing pension expense on its defined benefit pension plan in the United Kingdom. Immediately prior to the change, net actuarial gains or losses in excess of 10 percent of the greater of the market-related value of plan assets or the plans' projected benefit obligation (which is referred to as the corridor) were recognized over the average remaining life expectancy of the plan participants. Under the new accounting method, the Company recognizes all net actuarial gains or losses in excess of the corridor annually in the fourth quarter of each fiscal year and whenever a plan is remeasured. While the historical method of recognizing pension expense was acceptable, the Company believes that the new method is preferable as it eliminates the delay in recognizing actuarial gains and losses in excess of the corridor, resulting in a more timely reflection of the effects of economic and interest rate conditions on plan obligations, investments and assumptions.

This change in accounting was reported through retrospective application of the new method to all periods presented, which have been designated "as adjusted". The effect of the change from inception of the plan to January 31, 2008 was a  $20 million and  $22 million decrease in retained earnings and net unrecognized actuarial loss on the defined benefit plan, net of tax (a component of accumulated other comprehensive loss), respectively. The accounting change resulted in an increase (decrease) to net income of  $1 million,  $(1) million, and  $(6) million for fiscal 2011, 2010, and 2009, respectively.

Discontinued Operations

Discontinued Operations

On June 10, 2011, in order to better align its business portfolio with its strategy, the Company sold certain components of the business, which were historically included in the Company's Commercial segment, primarily focused on providing information technology (IT) services to international oil and gas companies. As described above under "Pension Accounting Change", the Company has classified the operating results of these business components, including pension expense through the date of sale, as discontinued operations for all periods presented.

The pre-sale operating results of the business sold for the periods presented were as follows:

	Six Months Ended July 31
	2011	2010 as adjusted
	(in millions)
Revenues	$69	$103
Costs and expenses:
Cost of revenues	54	84
Selling, general and administrative expenses	8	17

Operating income	$7	$2

During the six months ended July 31, 2011, the Company received proceeds of  $169 million resulting in a preliminary gain on sale before income taxes of  $109 million related to this sale, subject to contractual adjustments. During the six months ended July 31, 2010, the Company recorded a pre-tax gain of  $52 million related to the settlement of an arbitration proceeding brought against Telkom South Africa by the Company's former subsidiary, Telcordia Technologies, Inc. Income from discontinued operations also includes other activity that is immaterial and not reflected above.

Supplementary Cash Flow Information

Supplementary Cash Flow Information

Supplementary cash flow information, including non-cash investing and financing activities, for the periods presented was as follows:

	Six Months Ended July 31
	2011	2010
	(in millions)
Stock exchanged upon exercise of stock options	$14	$30

Vested stock issued as settlement of annual bonus accruals	$3	$4

Increase (decrease) in accrued stock repurchases	$13	$(24)

Fair value of assets acquired in acquisitions	$29	$167
Less: cash paid in acquisitions, net of cash acquired of $1 million in fiscal 2011	(26)	(140)

Liabilities assumed in acquisitions	$3	$27

Cash paid for interest (including discontinued operations)	$52	$35

Cash paid for income taxes (including discontinued operations)	$121	$157

Stock Reclassification

Stock Reclassification

In November 2009, SAIC completed a reclassification in which each share of Class A preferred stock was converted into one share of common stock. Shares of Class A preferred stock had the same economic rights as shares of common stock; however, holders of Class A preferred stock were entitled to 10 votes per share while holders of common stock were entitled to one vote per share. This conversion did not impact the Company's consolidated financial position or results of operations, other than increasing the number of SAIC's common shares outstanding and eliminating SAIC's preferred shares outstanding.

Operating Cycle

Operating Cycle

The Company's operating cycle for long-term contracts may be greater than one year and is measured by the average time intervening between the inception and the completion of those contracts. Contract-related assets and liabilities are classified as current assets and current liabilities.

Use Of Estimates

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingencies at the date of the financial statements as well as the reported amounts of revenues and expenses during the reporting periods. Management evaluates these estimates and assumptions on an ongoing basis, including those relating to allowances for doubtful accounts, inventories, fair value and impairment of intangible assets and goodwill, income taxes, estimated profitability of long-term contracts, pension benefits, stock-based compensation expense, contingencies and litigation. Estimates have been prepared by management on the basis of the most current and best available information and actual results could differ from those estimates.

Revenue Recognition Accounting Change

Revenue Recognition Accounting Change

The Company's revenues are generated primarily from contracts with the U.S. Government, commercial customers, and various international, state and local governments or from subcontracts with other contractors engaged in work with such customers. The Company performs under various types of contracts, which include firm-fixed-price, time-and-materials, fixed-price-level-of-effort, cost-plus-fixed-fee, cost-plus-award-fee and cost-plus-incentive-fee contracts.

Accounting Change. Prior to February 1, 2010, the Company recognized revenues on cost-plus-fixed-fee, time-and-materials and fixed-price-level-of-effort contracts with the U.S. Government primarily based on contract costs incurred to date compared with total estimated costs at completion (cost-to-cost method), which is an input method of percentage-of-completion that relied heavily on management's estimates of contract revenues and contract costs at completion. Effective February 1, 2010, the Company changed its method of revenue recognition for cost-plus-fixed-fee, time-and-materials and fixed-price-level-of-effort contracts with the U.S. Government to the methods described below. Contract costs will continue to be expensed as incurred under these contracts.

Cost-plus-fixed-fee contracts—Revenue is recognized on the basis of partial performance as costs are incurred plus an estimate of applicable fees as the Company becomes contractually entitled to reimbursement of costs and the applicable fees pursuant to the guidance in Accounting Standards Codification (ASC) 912-605-25 Contractors-Federal Government—Recognition of Fees Under Cost-Plus-Fixed-Fee Contracts.

Time-and-materials contracts—Revenue is recognized using the percentage-of-completion method of accounting utilizing an output measure to measure progress toward completion based on the hours provided in performance under the contract multiplied by the negotiated contract billing rates, plus the negotiated contract billing rate of any allowable material and subcontract costs and out-of-pocket expenses.

Fixed-price-level-of-effort contracts—These contracts are substantially similar to time-and-materials contracts except they require a specified level of effort over a stated period of time. Accordingly, the Company recognizes revenue in a manner similar to time-and-materials contracts whereby the Company uses the percentage-of-completion method of accounting utilizing an output measure. The Company measures progress toward completion based on the hours provided in performance under the contract multiplied by the negotiated contract billing rates, plus the negotiated contract billing rate of any allowable material costs and out-of-pocket expenses.

The revenue recognition change impacts contracts accounting for approximately two-thirds of the Company's revenues. The Company believes the change is to an alternative accounting principle that is preferable because it better reflects the economic substance and earnings process under these arrangements. This change was facilitated by the implementation of a new information technology system.

Although this change impacts contracts accounting for approximately two-thirds of the Company's revenues, the result of the accounting change was immaterial to the Company's consolidated financial position and results of operations for all periods presented because the resulting measurement of the progress toward completion under the two methods is not significantly different. Accordingly, the cumulative effect of the accounting change was recognized in the consolidated statement of income in the first quarter of fiscal 2011, rather than retrospectively applied to the prior period consolidated financial statements.

Revenue Recognition. Cost-plus-fixed-fee contracts—Revenue is recognized on cost-plus-fixed-fee contracts with the U.S. Government on the basis of partial performance equal to costs incurred plus an estimate of applicable fees earned as the Company becomes contractually entitled to reimbursement of costs and the applicable fees.

Time-and-materials contracts—Revenue is recognized on time-and-materials contracts with the U.S. Government using the percentage-of-completion method of accounting utilizing an output measure of progress. Revenue is recognized on time-and-materials contracts with non-U.S. Government customers using a proportional performance method. Under both of these methods, revenue is recognized based on the hours provided in performance under the contract multiplied by the negotiated contract billing rates, plus the negotiated contract billing rate of any allowable material and subcontract costs and out-of-pocket expenses.

Fixed-price-level-of-effort contracts (FP-LOE)—These contracts are substantially similar to time-and-materials contracts except they require a specified level of effort over a stated period of time. Accordingly, the Company recognizes revenue on FP-LOE contracts with the U.S. Government in a manner similar to time-and-materials contracts whereby the Company measures progress toward completion based on the hours provided in performance under the contract multiplied by the negotiated contract billing rates, plus the negotiated contract billing rate of any allowable material costs and out-of-pocket expenses.

Cost-plus-award-fee/cost-plus-incentive fee contracts—Revenues and fees on these contracts with the U.S. Government are primarily recognized using the percentage-of-completion method of accounting, most often based on the cost-to-cost method. The Company includes an estimate of the ultimate incentive or award fee to be received on the contract in the estimate of contract revenues for purposes of applying the percentage-of-completion method of accounting.

Firm-fixed-price contracts—Revenues and fees on these contracts that are system integration or engineering in nature are primarily recognized using the percentage-of-completion method of accounting utilizing the cost-to-cost method.

Revenues from services and maintenance contracts, notwithstanding contract type, are recognized over the term of the respective contracts as the services are performed and revenue is earned. Revenues from unit-priced contracts are recognized as transactions are processed based on objective measures of output. Revenues from the sale of manufactured products are recorded upon passage of title and risk of loss to the customer, which is generally upon delivery, provided that all other requirements for revenue recognition have been met.

The Company also uses the efforts-expended method of percentage-of-completion using measures such as labor dollars for measuring progress toward completion in situations in which this approach is more representative of the progress on the contract. For example, the efforts-expended method is utilized when there are significant amounts of materials or hardware procured for the contract that is not representative of progress on the contract. Additionally, the Company utilizes the units-of-delivery method under percentage-of-completion on contracts where separate units of output are produced. Under the units-of-delivery method, revenue is generally recognized when the units are delivered to the customer, provided that all other requirements for revenue recognition have been met.

The Company also evaluates its contracts for multiple elements, and when appropriate, separates the contracts into separate units of accounting for revenue recognition.

The Company provides for anticipated losses on contracts by recording an expense during the period in which the losses are determined. Amounts billed and collected but not yet recognized as revenues under certain types of contracts are deferred. Contract costs incurred for U.S. Government contracts, including indirect costs, are subject to audit and adjustment through negotiations between the Company and government representatives. The Company has agreed upon and settled indirect contract costs through fiscal 2004. Revenues on U.S. Government contracts have been recorded in amounts that are expected to be realized upon final settlement.

The Company's accounts receivable include unbilled receivables, which consist of costs and fees billable upon contract completion or the occurrence of a specified event, the majority of which is expected to be billed and collected within one year. The Company does not believe it has significant exposure to credit risk as accounts receivable and the related unbilled amounts are primarily due from the U.S. Government. Unbilled receivables are stated at estimated realizable value. Contract retentions are billed when the Company has negotiated final indirect rates with the U.S. Government and, once billed, are subject to audit and approval by government representatives. Consequently, the timing of collection of retention balances is outside the Company's control. Based on the Company's historical experience, the majority of retention balances are expected to be collected beyond one year.

Contract claims are unanticipated additional costs incurred but not provided for in the executed contract price that the Company seeks to recover from the customer. Such costs are expensed as incurred. Additional revenue related to contract claims is recognized when the amounts are awarded by the customer.

In certain situations, primarily where the Company is not the primary obligor on certain elements of a contract such as the provision of administrative oversight and/or management of government-owned facilities or logistical support services related to other vendors' products, the Company recognizes as revenue the net management fee associated with the services and excludes from its income statement the gross sales and costs associated with the facility or other vendors' products.

Pre-Contract Costs

Pre-contract Costs

Costs incurred on projects as pre-contract costs are deferred as assets (inventory, prepaid expenses and other current assets) when the Company has been requested by the customer to begin work under a new arrangement prior to contract execution. The Company records pre-contract costs when formal contracts have not yet been executed, and it is probable that the Company will recover the costs through the issuance of a contract. When the formal contract has been executed, the costs are recorded to the contract and revenue is recognized.

Fair Value Of Financial Instruments

Fair Value of Financial Instruments

The accounting standard for fair value measurements establishes a three-tier value hierarchy, which prioritizes the inputs used in measuring fair value as follows: observable inputs such as quoted prices in active markets (Level 1); inputs other than the quoted prices in active markets that are observable either directly or indirectly (Level 2); and unobservable inputs in which there is little or no market data, which requires the Company to develop its own assumptions (Level 3). The Company utilizes Level 2 inputs in testing assets for recovery upon events or changes in circumstances that indicate the carrying value of those assets may not be recoverable.

The fair value of financial instruments is determined based on quoted market prices, if available, or management's best estimate. It is management's belief that the carrying amounts of the Company's financial instruments, which include cash equivalents and long-term investments in private equity securities, are reasonable estimates of their related fair values. Cash equivalents are recorded at historical cost which equals fair value based on quoted market prices (Level 1 input). Management evaluates its investments for other-than-temporary impairment at each balance sheet date. When testing long-term investments for recovery of carrying value, the fair value of long-term investments in private equity securities is determined using various valuation techniques and factors, such as market prices of comparable companies (Level 2 input), discounted cash flow models (Level 2 input) and recent capital transactions of the portfolio companies being valued (Level 3 input). If management determines that an other-than-temporary decline in the fair value of an investment has occurred, an impairment loss is recognized to reduce the investment to its estimated fair value (Level 2 input). The fair value of long-term debt (Note 7) is determined based on interest rates available for debt with terms and maturities similar to the Company's existing debt arrangements (Level 2 input).

Cash And Cash Equivalents

Cash and Cash Equivalents

The Company's cash equivalents were primarily comprised of investments in several large institutional money market funds that invest primarily in bills, notes and bonds issued by the U.S. Treasury, U.S. Government guaranteed repurchase agreements fully collateralized by U.S. Treasury obligations, U.S. Government guaranteed securities and investment-grade corporate securities that have original maturities of three months or less. There are no restrictions on the withdrawal of the Company's cash and cash equivalents.

Restricted Cash

Restricted Cash

The Company has restricted cash balances, primarily representing advances from a customer, that are restricted as to use for certain expenditures related to that customer's contract. Restricted cash is reflected in inventory, prepaid expenses and other current assets in the Company's consolidated financial statements.

Investments

Investments

Investments in affiliates and corporate joint ventures where the Company has a noncontrolling ownership interest representing less than 50% and over which the Company has the ability to exercise significant influence, are accounted for under the equity method of accounting whereby the Company recognizes its proportionate share of the affiliates' net income or loss and does not consolidate the affiliates' assets and liabilities. Equity investments in affiliates over which the Company does not have the ability to exercise significant influence and whose securities do not have a readily determinable fair value are carried at cost or cost net of other-than-temporary impairments.

Inventories

Inventories

Inventories are valued at the lower of cost or estimated net realizable value. Raw material inventory is valued using the average cost or first-in, first-out methods. Work-in-process inventory includes raw material costs plus labor costs, including fringe benefits, and allocable overhead costs. Finished goods inventory consists primarily of purchased finished goods for resale to customers, such as tires, lubricants and first responder equipment, in addition to manufactured border, port and mobile security products. The Company evaluates inventory against historical and planned usage to determine appropriate provisions for obsolete inventory.

Property, Plant And Equipment

Property, Plant and Equipment

Purchases of property, plant and equipment as well as costs associated with major renewals and betterments are capitalized. Maintenance, repairs and minor renewals and betterments are expensed as incurred. When assets are sold or otherwise disposed of, the cost and related accumulated depreciation or amortization are removed from the accounts and any resulting gain or loss is recognized.

Depreciation is recognized using the methods and estimated useful lives as follows:

	Depreciation method	Estimated useful lives (in years)
Equipment	Straight-line or declining-balance	2-10
Building	Straight-line	20-40
Building improvements and leasehold improvements	Straight-line	Shorter of lease term or 25

The Company evaluates its long-lived assets for potential impairment whenever there is evidence that events or changes in circumstances indicate that the carrying value may not be recoverable and the carrying amount of the asset exceeds its estimated future undiscounted cash flows. When the carrying amount of the asset exceeds its estimated future undiscounted cash flows, an impairment loss is recognized to reduce the asset's carrying amount to its estimated fair value based on the present value of its estimated future cash flows.

Beginning in fiscal 2009, in an effort to improve the Company's cost structure, improve utilization of building space and generate funds for investments in growth initiatives, management committed to a plan to sell certain company-owned facilities. As of January 31, 2011, there were certain facilities that are reported as held for sale within the Corporate and Other segment.

Goodwill And Intangible Assets

Goodwill and Intangible Assets

The Company evaluates goodwill (see Note 5) for potential impairment annually at the beginning of the fourth quarter, or if events or circumstances indicate that the carrying value may not be recoverable. The goodwill impairment test is a two-step process performed at the reporting unit level. The first step consists of estimating the fair values of each of the reporting units based on a combination of two valuation methods, a market approach and an income approach. Fair value computed using these two methods is determined using a number of factors, including projected future operating results and business plans, economic projections, anticipated future cash flows, comparable market data based on industry grouping, and the cost of capital. The estimated fair values are compared with the carrying values of the reporting units, which include the allocated goodwill. If the fair value is less than the carrying value of a reporting unit, which includes the allocated goodwill, a second step is performed to compute the amount of the impairment by determining an implied fair value of goodwill. The implied fair value of goodwill is the residual fair value derived by deducting the fair value of a reporting unit's identifiable assets and liabilities from its estimated fair value calculated in the first step. The impairment expense represents the excess of the carrying amount of the reporting units' goodwill over the implied fair value of the reporting units' goodwill.

Intangible assets with finite lives are amortized using the method that best reflects how their economic benefits are utilized or, if a pattern of economic benefits cannot be reliably determined, on a straight-line basis over their estimated useful lives. Intangible assets with finite lives are assessed for impairment whenever events or changes in circumstances indicate that the carrying value may not be recoverable. Intangible assets with indefinite lives are not amortized but are assessed for impairment at the beginning of the fourth quarter and whenever events or changes in circumstances indicate that the carrying value may not be recoverable.

Selling, General And Administrative Expenses

Selling, General and Administrative Expenses

The Company classifies indirect costs incurred within or allocated to its Government customers as overhead (included in cost of revenues) and general and administrative expenses in the same manner as such costs are defined in the Company's disclosure statements under U.S. Government Cost Accounting Standards. Effective in fiscal 2011, the Company updated its disclosure statements with the Defense Contract Management Agency, resulting in certain costs being classified differently either as overhead or as general and administrative expenses on a prospective basis. This change has caused a net increase in reported cost of revenues and a net decrease in reporting selling, general and administrative expenses in fiscal 2011 as compared to fiscal 2010; however, total operating costs were not affected by this change. Selling, general and administrative expenses include general and administrative, bid and proposal and internal research and development expenses.

Income Taxes

Income Taxes

The Company accounts for income taxes under the asset and liability method in accordance with the accounting standard for income taxes. The asset and liability method requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the carrying amounts and tax bases of assets and liabilities (Note 13). Under this method, changes in tax rates and laws are recognized in income in the period such changes are enacted.

The Company records net deferred tax assets to the extent that it believes these assets will more likely than not be realized. In making such determination, the Company considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax planning strategies and recent results of operations. In the event the Company were to determine that it would be able to realize its deferred income tax assets in the future in excess of their net recorded amount or would no longer be able to realize its deferred income tax assets in the future as currently recorded, the Company would make an adjustment to the valuation allowance which would decrease or increase the provision for income taxes.

The provision for federal, state, foreign and local income taxes is calculated on income before income taxes based on current tax law and includes the cumulative effect of any changes in tax rates from those used previously in determining deferred tax assets and liabilities. Such provision differs from the amounts currently payable because certain items of income and expense are recognized in different reporting periods for financial reporting purposes than for income tax purposes.

The Company recognizes liabilities for uncertain tax positions when it is more likely than not that a tax position will not be sustained upon examination and settlement with various taxing authorities. Liabilities for uncertain tax positions are measured based upon the largest amount of benefit that is greater than 50% likely of being realized upon ultimate settlement. The Company recognizes interest and penalties related to uncertain tax positions in its income tax expense.

Stock-Based Compensation

Stock-Based Compensation

The Company recognizes the fair value of all stock-based awards, including stock options, granted to employees and directors in exchange for services as compensation expense over the requisite service period, which is typically the vesting period, net of an estimated forfeiture rate.

Concentration Of Credit Risk

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk primarily consist of cash equivalents and accounts receivable. At January 31, 2011, the Company's cash and cash equivalents, which include investments in several large institutional money market funds that invest primarily in bills, notes and bonds issued by the U.S. Treasury, U.S. Government guaranteed repurchase agreements fully collateralized by U.S. Treasury obligations, U.S. Government guaranteed securities and investment-grade corporate securities, bear both fixed and variable interest rates. Although credit risk is limited, the Company's receivables are concentrated with its principal customers, which are the various agencies of the U.S. Government and customers engaged in work for the U.S. Government.

Foreign Currency

Foreign Currency

The financial statements of consolidated international subsidiaries, for which the functional currency is not the U.S. dollar, are translated into U.S. dollars using the exchange rate at each balance sheet date for assets and liabilities and a weighted average exchange rate for revenues, expenses, gains and losses. Translation adjustments are recorded as accumulated other comprehensive income (loss) in stockholders' equity. Transaction gains and losses are recognized in the statement of income.

Accounting Standards Updates Adopted

Accounting Standards Updates Adopted

In the descriptions of accounting standards updates that follow, references to descriptive titles in "italics" relate to the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topics and Subtopics, and their descriptive titles, as appropriate.

In October 2009, the FASB issued an update to "Revenue Recognition—Multiple-Deliverable Revenue Arrangements." This update removed the objective-and-reliable-evidence-of-fair-value criterion from the separation criteria used to determine whether an arrangement involving multiple deliverables contains more than one unit of accounting, replaced references to "fair value" with "selling price" to distinguish from the fair value measurements required under the "Fair Value Measurements and Disclosures" guidance, provided a hierarchy that entities must use to estimate the selling price, eliminated the use of the residual method for allocation, and expanded the ongoing disclosure requirements. This update was effective for the Company beginning February 1, 2011 and was applied prospectively. The adoption of this accounting standard update did not have a material impact on the Company's consolidated financial position and results of operations.

In October 2009, the FASB issued an update to "Software—Multiple-Deliverable Revenue Arrangements." This update amended the existing accounting model for revenue arrangements that include both tangible products and software elements. Tangible products containing software components and nonsoftware components that function together to deliver the tangible product's essential functionality are excluded from the scope of software revenue guidance. In addition, this update provided guidance on how a vendor should allocate consideration to deliverables in an arrangement that includes both tangible products and software and enhanced the disclosure requirements related to these arrangements. This update was effective for arrangements entered into or materially modified by the Company after January 31, 2011 and was applied prospectively. The adoption of this accounting standard update did not have a material impact on the Company's consolidated financial position and results of operations.

Accounting Standards Updates Adopted

In July 2010, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2010-20, Receivables (Topic 310): Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses, which became effective for the Company during the year ended January 31, 2011. This update expands the disclosure requirements regarding an entity's allowance for credit losses and the quality of its financing receivables. The expanded disclosure requirements do not apply to trade account receivables arising from the sale of goods or services with contractual maturities of one year or less. The majority of the Company's accounts receivable, including unbilled accounts receivable, result from sales to the U.S. Government, which are presumed to be free of credit risk, and have contractual maturities of less than one year. Accordingly, the expanded disclosure requirements are not applicable to the Company's receivables with the U.S. Government.

During the fiscal years presented, the Company adopted various other accounting standards issued by the FASB, none of which had a material effect on the Company's consolidated financial position and results of operations.

Accounting Standards Updates Issued But Not Yet Adopted

Accounting Standards Updates Issued But Not Yet Adopted

Other accounting standards and updates issued but not effective for the Company until after July 31, 2011, are not expected to have a material effect on the Company's consolidated financial position or results of operations.

Accounting Standards Updates Issued But Not Yet Adopted

In the descriptions of accounting standards updates that follow, references to descriptive titles in "italics" relate to the FASB Accounting Standards Codification Topics and Subtopics, and their descriptive titles, as appropriate.

In October 2009, the FASB issued an update to "Revenue RecognitionMultiple-Deliverable Revenue Arrangements". This update removes the objective-and-reliable-evidence-of-fair-value criterion from the separation criteria used to determine whether an arrangement involving multiple deliverables contains more than one unit of accounting, replaces references to "fair value" with "selling price" to distinguish from the fair value measurements required under the "Fair Value Measurements and Disclosures" guidance, provides a hierarchy that entities must use to estimate the selling price, eliminates the use of the residual method for allocation, and expands the ongoing disclosure requirements. This update is effective for the Company beginning February 1, 2011 and will be applied prospectively. The adoption of this accounting standard update is not expected to have a material impact on the Company's consolidated financial position and results of operations.

In October 2009, the FASB issued an update to "SoftwareMultiple-Deliverable Revenue Arrangements". This update amends the existing accounting model for revenue arrangements that include both tangible products and software elements. Tangible products containing software components and nonsoftware components that function together to deliver the tangible product's essential functionality are excluded from the scope of software revenue guidance. In addition, this update provides guidance on how a vendor should allocate consideration to deliverables in an arrangement that includes both tangible products and software and enhances the disclosure requirements related to these arrangements. This update is effective for arrangements entered into or materially modified by the Company after January 31, 2011 and will be applied prospectively. The adoption of this accounting standard update is not expected to have a material impact on the Company's consolidated financial position and results of operations.

Other new accounting standards and updates issued but not effective until after January 31, 2011, are not expected to have a significant effect on the Company's consolidated financial position or results of operations.

Subsequent Events

Subsequent Events

SAIC previously filed its financial statements for the six months ended July 31, 2011 on September 2, 2011. The Company has updated its evaluation of subsequent events through September 18, 2011, which is the date of issuance of these combined financial statements which include Science Applications (a non SEC filer as of September 18, 2011).

Subsequent Events

SAIC previously filed its financial statements for the fiscal year ended January 31, 2011 on March 25, 2011. The Company has updated its evaluation of subsequent events through September 18, 2011, which is the date of issuance of these combined annual financial statements which include Science Applications

(a non SEC filer as of September 18, 2011).

Summary Of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jul. 31, 2011	Jan. 31, 2011
Summary Of Significant Accounting Policies
Schedule Of Operating Results Of Discontinued Operations

	Six Months Ended July 31
	2011	2010 as adjusted
	(in millions)
Revenues	$69	$103
Costs and expenses:
Cost of revenues	54	84
Selling, general and administrative expenses	8	17

Operating income	$7	$2

	Year Ended January 31
	2011	2010	2009
	as adjusted (in millions)
Revenues	$196	$267	$310
Costs and expenses:
Cost of revenues	156	192	234
Selling, general and administrative expenses	28	45	67

Operating income	$12	$30	$9

Schedule Of Supplementary Cash Flow Information

	Six Months Ended July 31
	2011	2010
	(in millions)
Stock exchanged upon exercise of stock options	$14	$30

Vested stock issued as settlement of annual bonus accruals	$3	$4

Increase (decrease) in accrued stock repurchases	$13	$(24)

Fair value of assets acquired in acquisitions	$29	$167
Less: cash paid in acquisitions, net of cash acquired of $1 million in fiscal 2011	(26)	(140)

Liabilities assumed in acquisitions	$3	$27

Cash paid for interest (including discontinued operations)	$52	$35

Cash paid for income taxes (including discontinued operations)	$121	$157

	Year Ended January 31
	2011	2010	2009
	(in millions)
Increase (decrease) in accrued stock repurchases	$(17)	$24	$(6)

Fair value of assets acquired in acquisitions	$470	$314	$224
Cash paid in acquisitions, net of cash acquired of $10 million, $8 million and $5 million in fiscal 2011, 2010 and 2009, respectively	(382)	(256)	(201)
Non-cash consideration	—	(3)	—
Accrued acquisition payables, net	(4)	(10)	(9)

Liabilities assumed in acquisitions	$84	$45	$14

Cash paid for interest (including discontinued operations)	$71	$71	$77

Cash paid for income taxes (including discontinued operations)	$361	$273	$269

In-kind dividend distributed by Science Applications to SAIC	$—	$—	$188

Schedule Of Depreciation Using Estimated Useful Lives

	Depreciation method	Estimated useful lives (in years)
Equipment	Straight-line or declining-balance	2-10
Building	Straight-line	20-40
Building improvements and leasehold improvements	Straight-line	Shorter of lease term or 25

Earnings Per Share (Tables)	6 Months Ended	12 Months Ended
	Jul. 31, 2011	Jan. 31, 2011
Earnings Per Share
Reconciliation Of Income Used In Calculating Earnings Per Share

	Six Months Ended July 31
	2011	2010 as adjusted
	(in millions)
Basic EPS:
Income from continuing operations, as reported	$242	$281
Less: allocation of undistributed earnings to participating securities	(9)	(10)

Income from continuing operations, for computing basic EPS	$233	$271

Net income, as reported	$309	$315
Less: allocation of undistributed earnings to participating securities	(11)	(11)

Net income, for computing basic EPS	$298	$304

Diluted EPS:
Income from continuing operations, as reported	$242	$281
Less: allocation of undistributed earnings to participating securities	(9)	(10)

Income from continuing operations, for computing diluted EPS	$233	$271

Net income, as reported	$309	$315
Less: allocation of undistributed earnings to participating securities	(11)	(11)

Net income, for computing diluted EPS	$298	$304

	Year Ended January 31
	2011	2010	2009
	as adjusted (in millions)
Basic EPS:
Income from continuing operations, as reported	$558	$479	$428
Less: allocation of undistributed earnings to participating securities	(18)	(14)	(13)

Income from continuing operations, for computing basic EPS	$540	$465	$415

Net income, as reported	$619	$496	$446
Less: allocation of undistributed earnings to participating securities	(20)	(15)	(13)

Net income, for computing basic EPS	$599	$481	$433

Diluted EPS:
Income from continuing operations, as reported	$558	$479	$428
Less: allocation of undistributed earnings to participating securities	(18)	(14)	(12)

Income from continuing operations, for computing diluted EPS	$540	$465	$416

Net income, as reported	$619	$496	$446
Less: allocation of undistributed earnings to participating securities	(20)	(15)	(13)

Net income, for computing diluted EPS	$599	$481	$433

Reconciliation Of Weighted Average Number Of Shares Outstanding

	Six Months Ended July 31
	2011	2010
	(in millions)
Basic weighted average number of shares outstanding	342	369
Dilutive common share equivalents—stock options and other stock awards	1	2

Diluted weighted average number of shares outstanding	343	371

	Year Ended January 31
	2011	2010	2009
	(in millions)
Basic weighted average number of shares outstanding	364	386	395
Dilutive common share equivalents—stock options and other stock awards	2	4	7

Diluted weighted average number of shares outstanding	366	390	402

Schedule Of Basic And Diluted EPS

	Six Months Ended July 31
	2011	2010 as adjusted
Basic:
Income from continuing operations	$.68	$.73
Income from discontinued operations	.19	.09

	$.87	$.82

Diluted:
Income from continuing operations	$.68	$.73
Income from discontinued operations	.19	.09

	$.87	$.82

	Year Ended January 31
	2011	2010	2009
	as adjusted
Basic:
Income from continuing operations	$1.48	$1.20	$1.05
Income from discontinued operations	.17	.05	.05

	$1.65	$1.25	$1.10

Diluted:
Income from continuing operations	$1.48	$1.19	$1.03
Income from discontinued operations	.16	.04	.05

	$1.64	$1.23	$1.08

Schedule Of Stock-Based Awards Excluded From Weighted Average Shares Outstanding

	Six Months Ended July 31
	2011	2010
	(in millions)
Antidilutive stock options excluded	22	20

Performance-based stock awards excluded	1	1

	Year Ended January 31
	2011	2010	2009
	(in millions)
Antidilutive stock options excluded	19	11	7

Performance-based stock awards excluded	1	1	—

Weighted average number of unvested stock awards outstanding excluded	12	12	12

Composition Of Certain Financial Statement Captions (Tables)	12 Months Ended
Jan. 31, 2011
Composition Of Certain Financial Statement Captions
Schedule Of Certain Financial Statement Captions

	January 31
	2011	2010
	as adjusted (in millions)
Receivables, net:
Billed and billable receivables	$1,567	$1,540
Unbillable receivables, including contract retentions	511	483
Less allowance for doubtful accounts	(9)	(10)

	$2,069	$2,013

Inventory, prepaid expenses and other current assets:
Inventories	$116	$125
Prepaid expenses	42	35
Restricted cash	38	28
Deferred income taxes	41	32
Assets held for sale	39	6
Prepaid income taxes and tax refunds	59	19
Other	47	37

	$382	$282

Property, plant and equipment, net:
Computers and other equipment	$289	$263
Buildings and improvements	185	220
Leasehold improvements	185	168
Office furniture and fixtures	55	58
Land	33	44
Construction in progress	10	7

	757	760
Less accumulated depreciation and amortization	(398)	(373)

	$359	$387

Accounts payable and accrued liabilities:
Accounts payable	$457	$484
Accrued liabilities for materials, subcontractors and other items*	630	540
Collections in excess of revenues on uncompleted contracts and deferred revenue	118	148

	$1,205	$1,172

Accrued payroll and employee benefits:
Salaries, bonuses and amounts withheld from employees' compensation	$252	$228
Accrued vacation	247	245
Accrued contributions to employee benefit plans	12	18

	$511	$491

Other long-term liabilities:
Accrued pension liabilities	$20	$42
Deferred compensation	35	39
Liabilities for uncertain tax positions	25	34
Other	55	80

	$135	$195

*	Includes accrued stock repurchases of $7 million and $24 million as of January 31, 2011 and 2010, respectively, which are the sole obligations of SAIC and not reflected in Science Applications' consolidated balance sheet.

Acquisitions (Tables)	12 Months Ended
Jan. 31, 2011
Acquisitions
Schedule Of Acquisition Information

	Year Ended January 31
	2011	2010	2009
	( $ in millions)
Number of acquisitions	3	6	2
Aggregate purchase price:
Cash consideration (paid and accrued)	$389	$267	$209
Non-cash consideration	—	3	—
Contingent consideration	—	6	—

	$389	$276	$209

Business Acquisition Purchase Price Allocation

	Year Ended January 31
	2011	2010	2009
	( $ in millions)
Purchase price allocations:
Goodwill:
Tax deductible goodwill	$16	$77	$178
Non-tax deductible goodwill	227	105	1
Identifiable intangible assets:
Customer relationships (finite-lived)	$9	$33	$22
Software and technology (finite-lived)	110	17	1
In-process research and development (indefinite-lived)	27	3	—

Weighted average lives of finite-lived intangibles:
Customer relationships	2 years	5 years	4 years
Software and technology	8 years	8 years	7 years
All finite-lived intangible assets	7 years	6 years	4 years

Goodwill And Intangible Assets (Tables)	6 Months Ended	12 Months Ended
	Jul. 31, 2011	Jan. 31, 2011
Goodwill And Intangible Assets
Schedule Of Changes In Goodwill By Segment

	DS	HECS	ICS	Total
	(in millions)
Goodwill at January 31, 2011	$405	$634	$625	$1,664
Acquisitions	—	14	—	14
Adjustments	—	1	(5)	(4)

Goodwill at July 31, 2011	$405	$649	$620	$1,674

	DS	HECS	ICS	Total
	(in millions)
Goodwill at January 31, 2009	$378	$410	$448	$1,236
Acquisitions	2	105	74	181
Foreign currency translation	—	1	—	1
Adjustments	2	—	—	2

Goodwill at January 31, 2010	$382	$516	$522	$1,420
Acquisitions	—	140	103	243
Adjustments	23	(22)	—	1

Goodwill at January 31, 2011	$405	$634	$625	$1,664

Schedule Of Intangible Assets Including Estimates Of Assets Acquired

	July 31, 2011			January 31, 2011
	Gross carrying value	Accumulated amortization	Net carrying value	Gross carrying value	Accumulated amortization	Net carrying value
	(in millions)
Finite-lived intangible assets:
Customer relationships	$127	$76	$51	$121	$65	$56
Software and technology	169	48	121	157	37	120
Other	2	1	1	2	1	1

Total finite-lived intangible assets	298	125	173	280	103	177
Indefinite-lived intangible assets:
In-process research and development	19	—	19	30	—	30
Trade names	4	—	4	4	—	4

Total indefinite-lived intangible assets	23	—	23	34	—	34

Total intangible assets	$321	$125	$196	$314	$103	$211

	January 31
	2011			2010
	Gross carrying value	Accumulated amortization	Net carrying value	Gross carrying value	Accumulated amortization	Net carrying value
	(in millions)
Finite-lived intangible assets:
Customer relationships	$121	$65	$56	$117	$47	$70
Software and technology	157	37	120	58	31	27
Other	2	1	1	2	1	1

Total finite-lived intangible assets	280	103	177	177	79	98
Indefinite-lived intangible assets:
In-process research and development	30	—	30	3	—	3
Trade names	4	—	4	4	—	4

Total indefinite-lived intangible assets	34	—	34	7	—	7

Total intangible assets	$314	$103	$211	$184	$79	$105

Schedule Of Amortization Expense For Finite-Lived Intangible Assets

Fiscal Year Ending January 31
(in millions)
2012 (remainder of the fiscal year)	$20
2013	36
2014	32
2015	23
2016	19
2017	14
2018 and thereafter	29

$173

Year Ending January 31
(in millions)
2012	$40
2013	32
2014	28
2015	20
2016	17
2017 and thereafter	40

$177

Notes Payable And Long-Term Debt (Tables)	6 Months Ended	12 Months Ended
	Jul. 31, 2011	Jan. 31, 2011
Notes Payable And Long-Term Debt
Schedule Of Notes Payable And Long-Term Debt

	Stated interest rate	Effective interest rate	July 31, 2011	January 31, 2011
			( $ in millions)
SAIC senior unsecured notes:
$450 million notes issued in fiscal 2011, which mature in December 2020	4.45%	4.59%	$448	$448
$300 million notes issued in fiscal 2011, which mature in December 2040	5.95%	6.03%	300	300
Science Applications senior unsecured notes:
$550 million notes issued in fiscal 2003, which mature in July 2012	6.25%	6.50%	550	550
$250 million notes issued in fiscal 2003, which mature in July 2032	7.13%	7.43%	248	248
$300 million notes issued in fiscal 2004, which mature in July 2033	5.50%	5.78%	296	296
Other notes payable due on various dates through fiscal 2017	0%-3.1%	Various	10	10

Total notes payable and long-term debt			1,852	1,852
Less current portion			553	3

Total notes payable and long-term debt, net of current portion			$1,299	$1,849

Fair value of notes payable and long-term debt			$2,010	$1,930

			January 31
	Stated interest rate	Effective interest rate	2011	2010
			( $ in millions)
SAIC senior unsecured notes:
$450 million notes issued in fiscal 2011, which mature in December 2020	4.45%	4.59%	$448	$—
$300 million notes issued in fiscal 2011, which mature in December 2040	5.95%	6.03%	300	—
Science Applications senior unsecured notes:
$550 million notes issued in fiscal 2003, which mature in July 2012	6.25%	6.50%	550	549
$250 million notes issued in fiscal 2003, which mature in July 2032	7.13%	7.43%	248	248
$300 million notes issued in fiscal 2004, which mature in July 2033	5.50%	5.78%	296	296
Other notes payable due on various dates through fiscal 2017	0%-3.1%	Various	10	13

Total notes payable and long-term debt			1,852	1,106
Less current portion			3	3

Total notes payable and long-term debt, net of current portion			$1,849	$1,103

Fair value of notes payable and long-term debt			$1,930	$1,165

Schedule Of Maturities Of Notes Payable And Long-Term Debt

Year Ending January 31	Total
(in millions)
2012	$3
2013	553
2014	1
2015	1
2016	1
2017 and thereafter	1,301

Total principal payments	1,860
Less unamortized discount	8

$1,852

Financial Instruments (Tables)	6 Months Ended	12 Months Ended
	Jul. 31, 2011	Jan. 31, 2011
Financial Instruments
Schedule Of Notes Payable And Long-Term Debt

	Stated interest rate	Effective interest rate	July 31, 2011	January 31, 2011
			( $ in millions)
SAIC senior unsecured notes:
$450 million notes issued in fiscal 2011, which mature in December 2020	4.45%	4.59%	$448	$448
$300 million notes issued in fiscal 2011, which mature in December 2040	5.95%	6.03%	300	300
Science Applications senior unsecured notes:
$550 million notes issued in fiscal 2003, which mature in July 2012	6.25%	6.50%	550	550
$250 million notes issued in fiscal 2003, which mature in July 2032	7.13%	7.43%	248	248
$300 million notes issued in fiscal 2004, which mature in July 2033	5.50%	5.78%	296	296
Other notes payable due on various dates through fiscal 2017	0%-3.1%	Various	10	10

Total notes payable and long-term debt			1,852	1,852
Less current portion			553	3

Total notes payable and long-term debt, net of current portion			$1,299	$1,849

Fair value of notes payable and long-term debt			$2,010	$1,930

			January 31
	Stated interest rate	Effective interest rate	2011	2010
			( $ in millions)
SAIC senior unsecured notes:
$450 million notes issued in fiscal 2011, which mature in December 2020	4.45%	4.59%	$448	$—
$300 million notes issued in fiscal 2011, which mature in December 2040	5.95%	6.03%	300	—
Science Applications senior unsecured notes:
$550 million notes issued in fiscal 2003, which mature in July 2012	6.25%	6.50%	550	549
$250 million notes issued in fiscal 2003, which mature in July 2032	7.13%	7.43%	248	248
$300 million notes issued in fiscal 2004, which mature in July 2033	5.50%	5.78%	296	296
Other notes payable due on various dates through fiscal 2017	0%-3.1%	Various	10	13

Total notes payable and long-term debt			1,852	1,106
Less current portion			3	3

Total notes payable and long-term debt, net of current portion			$1,849	$1,103

Fair value of notes payable and long-term debt			$1,930	$1,165

Retirement Plans (Tables)	12 Months Ended
Jan. 31, 2011
Retirement Plans
Schedule Of Funded Status

	Year Ended January 31
	2011	2010
	(in millions)
Change in projected benefit obligation:
Projected benefit obligation at beginning of year	$136	$99
Service cost	1	3
Interest cost	7	7
Plan participants' contributions	—	1
Actuarial loss (gain)	(1)	18
Benefits paid	(3)	(4)
Contractual termination benefits	1	1
Curtailments	(8)	—
Foreign exchange rate changes	(2)	11

Projected benefit obligation at end of year	$131	$136

Change in plan assets:
Fair value of plan assets at beginning of year	$94	$64
Actual return on plan assets	11	17
Company contributions	10	9
Plan participants' contributions	—	1
Benefits paid	(3)	(4)
Foreign exchange rate changes	(1)	7

Fair value of plan assets at end of year	$111	$94

Funded status at end of year	$(20)	$(42)

	January 31
	2011	2010
	as adjusted (in millions)
Accumulated benefit obligation	$130	$127
Amounts recognized in the consolidated balance sheets consist of:
Accrued pension liability (other long-term liabilities)	$(20)	$(42)
Amounts recognized in accumulated other comprehensive loss consist of:
Net actuarial loss (pretax)	$—	$14

Schedule Of Net Periodic Benefit Expense

	Year Ended January 31
	2011	2010	2009
	as adjusted (in millions)
Service cost	$1	$3	$3
Interest cost	7	7	7
Expected return on plan assets	(7)	(5)	(7)
Amortization of actuarial loss	—	4	10
Contractual termination benefits	1	1	—

	$2	$10	$13

Schedule Of Assumptions Used To Determine Benefit Obligations

	January 31
	2011	2010
Assumptions used to determine benefit obligations at the plan's measurement date:
Discount rate	5.6%	5.5%
Rate of compensation increase	4.4	4.3

Schedule Of Assumptions Used To Determine Net Periodic Benefit Cost

	Year Ended January 31
	2011	2010	2009
Assumptions used to determine net periodic benefit cost:
Discount rate	5.5%	6.2%	6.2%
Expected long-term rate of return on plan assets	6.8	6.7	7.2
Rate of compensation increase	4.3	4.3	4.3

Schedule Of Fair Value Of Plan Assets

January 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1 inputs)	Significant Other Observable Inputs (Level 2 inputs)	Significant Unobservable Inputs (Level 3 inputs)	Total
	(in millions)
Asset class:
International equity securities	$—	$44	$—	$44
United Kingdom government bonds	—	10	—	10
Corporate bonds	—	17	—	17
Cash	40	—	—	40

	$40	$71	$—	$111

January 31, 2010	Quoted Prices in Active Markets for Identical Assets (Level 1 inputs)	Significant Other Observable Inputs (Level 2 inputs)	Significant Unobservable Inputs (Level 3 inputs)	Total
	(in millions)
Asset class:
International equity securities	$—	$60	$—	$60
United Kingdom government bonds	—	14	—	14
Corporate bonds	—	20	—	20

	$—	$94	$—	$94

Stock-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jul. 31, 2011	Jan. 31, 2011
Schedule Of Stock-Based Compensation Expenses

	Six Months Ended July 31
	2011	2010
	(in millions)
Stock options	$10	$11
Vesting stock awards	35	36
Performance-based stock awards	(2)	3

Total stock-based compensation expense	$43	$50

Schedule Of Weighted Average Grant-Date Fair Value And Assumptions Used

	Six Months Ended July 31
	2011	2010
Weighted average grant-date fair value	$4.21	$3.96
Expected term (in years)	4.9	3.8
Expected volatility	23.4%	25.1%
Risk-free interest rate	2.2%	2.1%
Dividend yield	0%	0%

Schedule Of Stock Option Activity

	Shares of stock under stock options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
	(in millions)		(in years)	(in millions)
Outstanding at January 31, 2011	25.0	$17.31	2.1	$11
Options granted	3.9	16.92
Options forfeited or expired	(2.0)	15.94
Options exercised	(4.4)	14.69		8

Outstanding at July 31, 2011	22.5	17.88	2.6	—

Exercisable at July 31, 2011	10.3	18.09	1.6	—

	Shares of stock under stock options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
	(in millions)		(in years)	(in millions)
Outstanding at January 31, 2008	53.5	$13.41	2.1	$294
Options granted	6.1	18.78
Options forfeited or expired	(3.2)	13.27
Options exercised	(16.5)	11.38		132

Outstanding at January 31, 2009	39.9	15.08	2.1	186
Options granted	5.5	18.41
Options forfeited or expired	(3.0)	15.57
Options exercised	(10.8)	13.22		57

Outstanding at January 31, 2010	31.6	16.26	2.0	66
Options granted	5.3	17.43
Options forfeited or expired	(2.8)	16.14
Options exercised	(9.1)	14.08		36

Outstanding at January 31, 2011	25.0	17.31	2.1	11

Vested and expected to vest in the future as of January 31, 2011	23.6	17.28	2.0	11

Schedule Of Vesting Stock Award Activity

	Shares of stock under stock awards	Weighted average grant- date fair value
	(in millions)
Unvested stock awards at January 31, 2011	11.7	$18.03
Awards granted	5.6	16.91
Awards forfeited	(0.7)	17.81
Awards vested	(3.6)	17.93

Unvested stock awards at July 31, 2011	13.0	17.58

Schedule Of Performance Based Stock Award Activity

	Expected number of shares of stock to be issued under performance- based stock awards	Weighted average grant- date fair value
	(in millions)
Outstanding at January 31, 2011	1.0	$17.89
Awards granted	0.5	16.92
Adjustments to expected number of shares of stock to be issued	(0.3)	18.33

Outstanding at July 31, 2011	1.2	17.32

Schedule of Stock-Based Compensation and Related Tax Benefits Recognized

	Year Ended January 31
	2011	2010	2009
	(in millions)
Stock-based compensation expense:
Stock options	$19	$30	$28
Vesting stock awards	75	69	62
Vested stock awards	1	1	1
Performance-based stock awards	5	3	—

Total stock-based compensation expense recorded in continuing operations	$100	$103	$91

Total stock-based compensation expense recorded in discontinued operations	$2	$3	$3

Tax benefits recognized from stock-based compensation	$40	$41	$37

Vested stock issued as settlement of annual bonus accruals	$4	$3	$3

Schedule of Assumptions for Valuation of Stock Options

	Year Ended January 31
	2011	2010	2009
Weighted average grant-date fair value	$3.96	$4.79	$4.52
Expected term (in years)	3.8	3.9	3.9
Expected volatility	25.1%	30.6%	26.2%
Risk-free interest rate	2.1%	1.5%	2.3%
Dividend yield	0%	0%	0%

Schedule of Cash Proceeds Received from Share-based Payment Awards

	Year Ended January 31
	2011	2010	2009
	(in millions)
Cash received from exercises of stock options	$6	$17	$31
Stock exchanged at fair value upon exercises of stock options	41	116	156
Tax benefits realized from exercises of stock options	17	24	54

Schedule of the Options Outstanding

Range of exercise prices	Stock options outstanding	Weighted average exercise price	Weighted average remaining contractual term	Stock options exercisable	Weighted average exercise price	Weighted average remaining contractual term
	(in millions)		(in years)	(in millions)		(in years)
$14.50 to $16.00	5.9	$14.73	0.2	5.9	$14.72	0.2
$16.01 to $17.50	4.7	17.42	4.2	—	—	—
$17.51 to $19.00	14.0	18.28	2.2	5.8	18.19	1.9
$19.01 to $21.00	0.4	20.11	2.2	0.2	20.08	2.2

	25.0	17.31	2.1	11.9	16.51	1.0

Vesting Stock Awards [Member]
Schedule Of Vesting Stock Award Activity

	Shares of stock under stock awards	Weighted average grant- date fair value
	(in millions)
Unvested at January 31, 2010	12.1	$18.60
Awards granted	4.5	17.38
Awards forfeited	(1.3)	18.11
Awards vested	(3.6)	19.13

Unvested at January 31, 2011	11.7	18.03

Performance-Based Stock Awards [Member]
Schedule Of Vesting Stock Award Activity

	Expected number of shares of stock to be issued under performance- based stock awards	Weighted average grant- date fair value
	(in millions)
Outstanding at January 31, 2010	0.6	$18.35
Awards granted	0.6	17.45
Awards forfeited	(0.2)	18.01

Outstanding at January 31, 2011	1.0	17.89

Other Income (Expense), Net (Tables)	12 Months Ended
Jan. 31, 2011
Other Income (Expense), Net
Schedule Of Other Income (Expense), Net

	Year Ended January 31
	2011	2010	2009
	(in millions)
Impairment losses on investments	$(4)	$(1)	$(14)
Net gain on sale of other investments	5	3	6
Equity interest in earnings and impairment losses on investments in unconsolidated affiliates, net	—	1	(9)
Other	1	3	2

Total other income (expense), net	$2	$6	$(15)

Income Taxes (Tables)	12 Months Ended
Jan. 31, 2011
Income Taxes
Schedule Of The Provision For Income Taxes

	Year Ended January 31
	2011	2010	2009
	as adjusted (in millions)
Current:
Federal and foreign	$260	$262	$196
State	48	47	37
Deferred:
Federal and foreign	9	(16)	13
State	(3)	(4)	—

Total	$314	$289	$246

Schedule Of A Reconciliation Of The Provision For Income Taxes

	Year Ended January 31
	2011	2010	2009
	as adjusted (in millions)
Amount computed at the statutory federal income tax rate (35%)	$305	$269	$236
State income taxes, net of federal tax benefit	29	27	24
Change in accruals for uncertain tax positions	(7)	3	(8)
Research and development credits	(8)	(6)	(5)
U.S. manufacturing activity benefit	(5)	(2)	(2)
Other	—	(2)	1

Total	$314	$289	$246

Effective income tax rate	36.0%	37.6%	36.5%

Schedule Of Deferred Tax Assets (Liabilities)

	January 31
	2011	2010
	as adjusted (in millions)
Accrued vacation and bonuses	$90	$91
Investments	11	13
Deferred compensation	47	44
Vesting stock awards	75	65
Credits and net operating losses carryovers	28	11
Employee benefit contributions	6	13
Other	32	31

Total deferred tax assets	289	268

Deferred revenue	(51)	(59)
Fixed asset basis differences	(21)	(10)
Purchased intangible assets	(119)	(60)

Total deferred tax liabilities	(191)	(129)

Net deferred tax assets, before valuation allowance	98	139
Valuation allowance	(2)	(2)

Net deferred tax assets	$96	$137

Schedule Of Net Deferred Tax Assets

	January 31
	2011	2010
	as adjusted (in millions)
Net current deferred tax assets	$41	$32
Net current deferred tax assets (included in assets of discontinued operations)	4	2
Net non-current deferred tax assets	51	103

Total net deferred tax assets	$96	$137

Schedule Of Changes In Unrecognized Tax Benefits

	Year Ended January 31
	2011	2010	2009
	(in millions)
Unrecognized tax benefits at beginning of year	$44	$31	$53
Additions for tax positions related to current year	1	10	9
Additions for tax positions related to prior years	1	9	5
Reductions for tax positions related to prior years	(8)	(1)	(5)
Settlements with taxing authorities	(12)	—	(30)
Lapse of statute of limitations	(3)	(5)	(1)

Unrecognized tax benefits at end of year	$23	$44	$31

Unrecognized tax benefits that, if recognized, would affect the effective income tax rate	$17	$36	$23

Comprehensive Income And Accumulated Other Comprehensive Loss (Tables)	6 Months Ended	12 Months Ended
	Jul. 31, 2011	Jan. 31, 2011
Comprehensive Income And Accumulated Other Comprehensive Loss
Schedule Of Comprehensive Income

	Six Months Ended July 31
	2011	2010 as adjusted
	(in millions)
Net income	$309	$315
Other comprehensive income (loss):
Foreign currency translation adjustments	7	(1)
Deferred taxes	(3)	(1)

Foreign currency translation adjustments, net of tax	4	(2)

Reclassification of realized loss on settled derivative instruments to net income	—	1
Deferred taxes	—	—

Reclassification of realized loss on settled derivative instruments to net income, net of tax	—	1

Pension liability adjustment	—	7
Deferred taxes	—	(2)

Pension liability adjustment, net of tax	—	5

Total other comprehensive income (loss), net of tax	4	4

Comprehensive income	$313	$319

	Year Ended January 31
	2011	2010	2009
	as adjusted (in millions)
Net income	$619	$496	$446
Other comprehensive income (loss):
Foreign currency translation adjustments	—	12	(20)
Deferred taxes	—	(3)	8

Foreign currency translation adjustments, net of tax	—	9	(12)

Reclassification of realized loss on settled derivative instruments to net income	1	—	2
Deferred taxes	—	—	(1)

Reclassification of realized loss on settled derivative instruments to net income, net of tax	1	—	1

Pension liability adjustments	12	(3)	(14)
Deferred taxes	(3)	1	4

Pension liability adjustments, net of tax	9	(2)	(10)

Total other comprehensive income (loss), net of tax	10	7	(21)

Comprehensive income	$629	$503	$425

Schedule Of Accumulated Other Comprehensive Loss

	July 31, 2011	January 31, 2011 as adjusted
	(in millions)
Foreign currency translation adjustments, net of taxes of $(1) million and $2 million as of July 31, 2011 and January 31, 2011, respectively	$2	$(2)
Unrecognized net loss on settled derivative instruments associated with outstanding debt, net of taxes of $4 million as of July 31, 2011 and January 31, 2011	(5)	(5)

Total accumulated other comprehensive loss, net of taxes of $3 million and $6 million as of July 31, 2011 and January 31, 2011, respectively	$(3)	$(7)

	January 31
	2011	2010
	as adjusted (in millions)
Foreign currency translation adjustments, net of taxes of $2 million as of January 31, 2011 and 2010	$(2)	$(2)
Unrecognized net loss on settled derivative instruments associated with outstanding debt, net of taxes of $4 million as of January 31, 2011 and 2010	(5)	(6)
Unrecognized loss on defined benefit plan, net of taxes of $3 million as of January 31, 2010	—	(9)

Total accumulated other comprehensive loss, net of taxes of $6 million and $9 million as of January 31, 2011 and 2010, respectively	$(7)	$(17)

Leases (Tables)	12 Months Ended
Jan. 31, 2011
Leases
Schedule Of Rent Expense For Facilities And Equipment

	Year Ended January 31
	2011	2010	2009
	(in millions)
Gross rental expense	$174	$156	$141
Less lease and sublease income	(23)	(15)	(12)

Net rental expense	$151	$141	$129

Schedule Of Lease Commitments, And Lease Or Sublease Receipts Under Non-Cancelable Operating Leases

Year Ending January 31	Operating lease commitment	Lease or sublease receipts
	(in millions)
2012	$139	$8
2013	115	8
2014	91	6
2015	75	4
2016	62	4
2017 and thereafter	172	42

Total	$654	$72

Supplementary Income Statement and Cash Flow Information (Tables)	6 Months Ended	12 Months Ended
	Jul. 31, 2011	Jan. 31, 2011
Supplementary Income Statement And Cash Flow Information
Schedule of Supplementary Income Statement Information

	Year Ended January 31
	2011	2010	2009
	(in millions)
Depreciation and amortization expense for property, plant and equipment and assets acquired under capital leases	$70	$64	$58

Internal research and development costs included in selling, general and administrative expenses	$55	$49	$46

Impairment losses for goodwill	$—	$—	$2

Impairment losses for intangible assets	$—	$6	$3

Schedule Of Supplementary Cash Flow Information

	Six Months Ended July 31
	2011	2010
	(in millions)
Stock exchanged upon exercise of stock options	$14	$30

Vested stock issued as settlement of annual bonus accruals	$3	$4

Increase (decrease) in accrued stock repurchases	$13	$(24)

Fair value of assets acquired in acquisitions	$29	$167
Less: cash paid in acquisitions, net of cash acquired of $1 million in fiscal 2011	(26)	(140)

Liabilities assumed in acquisitions	$3	$27

Cash paid for interest (including discontinued operations)	$52	$35

Cash paid for income taxes (including discontinued operations)	$121	$157

	Year Ended January 31
	2011	2010	2009
	(in millions)
Increase (decrease) in accrued stock repurchases	$(17)	$24	$(6)

Fair value of assets acquired in acquisitions	$470	$314	$224
Cash paid in acquisitions, net of cash acquired of $10 million, $8 million and $5 million in fiscal 2011, 2010 and 2009, respectively	(382)	(256)	(201)
Non-cash consideration	—	(3)	—
Accrued acquisition payables, net	(4)	(10)	(9)

Liabilities assumed in acquisitions	$84	$45	$14

Cash paid for interest (including discontinued operations)	$71	$71	$77

Cash paid for income taxes (including discontinued operations)	$361	$273	$269

In-kind dividend distributed by Science Applications to SAIC	$—	$—	$188

Business Segment Information (Tables)	6 Months Ended	12 Months Ended
	Jul. 31, 2011	Jan. 31, 2011
Business Segment Information
Schedule Of Segment Reporting Information By Segment

	Six Months Ended July 31
	2011	2010
	(in millions)
Revenues:
Defense Solutions	$2,222	$2,269
Health, Energy and Civil Solutions	1,336	1,377
Intelligence and Cybersecurity Solutions	1,727	1,677
Corporate and Other	1	56
Intersegment elimination	(2)	(3)

Total revenues	$5,284	$5,376

Operating income (loss):
Defense Solutions	$178	$177
Health, Energy and Civil Solutions	117	127
Intelligence and Cybersecurity Solutions	159	131
Corporate and Other	(15)	43

Total operating income	$439	$478

	Year Ended January 31
	2011	2010	2009
	(in millions)
Revenues:
Defense Solutions	$4,657	$4,518	$4,035
Health, Energy and Civil Solutions	2,792	2,848	2,591
Intelligence and Cybersecurity Solutions	3,421	3,216	3,147
Corporate and Other	58	4	(2)
Intersegment elimination	(7)	(6)	(3)

Total revenues	$10,921	$10,580	$9,768

Operating income (loss):
Defense Solutions	$380	$355	$317
Health, Energy and Civil Solutions	258	236	213
Intelligence and Cybersecurity Solutions	288	281	261
Corporate and Other	21	(36)	(44)

Total operating income	$947	$836	$747

Amortization of intangible assets:
Defense Solutions	$7	$12	$12
Health, Energy and Civil Solutions	16	8	9
Intelligence and Cybersecurity Solutions	17	6	9

Total amortization of intangible assets	$40	$26	$30

Schedule of Total Revenue Percentages Contributable to Specific Government Agencies Comprising More Than Ten Percent

	Year Ended January 31
	2011	2010	2009
U.S. Government	91%	91%	91%
U.S. Army	23%	24%	25%
U.S. Navy	13%	13%	12%

Discontinued Operations (Tables)	6 Months Ended	12 Months Ended
	Jul. 31, 2011	Jan. 31, 2011
Discontinued Operations
Schedule Of Operating Results Of Discontinued Operations

	Six Months Ended July 31
	2011	2010 as adjusted
	(in millions)
Revenues	$69	$103
Costs and expenses:
Cost of revenues	54	84
Selling, general and administrative expenses	8	17

Operating income	$7	$2

	Year Ended January 31
	2011	2010	2009
	as adjusted (in millions)
Revenues	$196	$267	$310
Costs and expenses:
Cost of revenues	156	192	234
Selling, general and administrative expenses	28	45	67

Operating income	$12	$30	$9

Selected Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Jan. 31, 2011
Schedule of Selected Quarterly Financial Data
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	as adjusted (in millions, except per share amounts)
Fiscal 2011
Revenues	$2,627	$2,749	$2,821	$2,724
Operating income	$206	$272	$252	$217
Income from continuing operations(1)	$124	$157	$151	$126
Income from discontinued operations	$1	$33	$22	$5
Net income(1)	$125	$190	$173	$131
Basic earnings per share(2)	$.32	$.50	$.47	$.35
Diluted earnings per share(2)	$.32	$.50	$.46	$.35

Fiscal 2010
Revenues	$2,583	$2,675	$2,703	$2,619
Operating income	$198	$209	$225	$204
Income from continuing operations(1)	$113	$117	$130	$119
Income from discontinued operations	$4	$6	$5	$2
Net income(1)	$117	$123	$135	$121
Basic earnings per share(2)	$.29	$.31	$.34	$.31
Diluted earnings per share(2)	$.29	$.31	$.34	$.30

(1)	Income from continuing operations and net income relate to SAIC only, see Science Applications' amounts detailed below.
(2)	Earnings per share are computed independently for each of the quarters presented and therefore may not sum to the total for the fiscal year.

Science Applications International Corporation [Member]
Schedule of Selected Quarterly Financial Data

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(in millions)
Fiscal 2011
Income from continuing operations	$121	$154	$149	$126
Net income	$122	$187	$171	$131

Fiscal 2010
Income from continuing operations	$110	$114	$125	$116
Net income	$114	$120	$130	$118

Summary Of Significant Accounting Policies (Narrative) (Details) (USD $)	0 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 10, 2011	Jul. 31, 2011	Jul. 31, 2010	Jul. 31, 2011	Jul. 31, 2010	Jan. 31, 2011	Jan. 31, 2010	Jan. 31, 2009	Jul. 31, 2011 Pension Accounting Change [Member]	Jul. 31, 2010 Pension Accounting Change [Member]	Jul. 31, 2011 Pension Accounting Change [Member]	Jul. 31, 2010 Pension Accounting Change [Member]	Jan. 31, 2011 Pension Accounting Change [Member]	Jan. 31, 2010 Pension Accounting Change [Member]	Jan. 31, 2009 Pension Accounting Change [Member]	Jan. 31, 2008 Pension Accounting Change [Member]
Cumulative effect on retained earnings, net of tax													$ (25,000,000)	$ (26,000,000)		$ 20,000,000
Cumulative effect on accumulated other comprehensive income													(25,000,000)	(26,000,000)		22,000,000
Proceeds from discontinued operations	169,000,000	169,000,000		169,000,000
Gain on sale before income taxes	109,000,000	109,000,000		109,000,000
Gain on settlement of arbitration against Telkom South Africa, before tax			52,000,000		52,000,000	77,000,000	6,000,000	8,000,000
Material impact on income statement due to accounting change									$ 0	$ 0	$ 0	$ 0	$ 1,000,000	$ (1,000,000)	$ (6,000,000)

Summary Of Significant Accounting Policies (Schedule Of Depreciation) (Details)	12 Months Ended
Jan. 31, 2011
Equipment [Member]
Estimated useful lives (in years), minimum	2
Estimated useful lives (in years), maximum	10
Building [Member]
Estimated useful lives (in years), minimum	20
Estimated useful lives (in years), maximum	40
Building Improvements And Leasehold Improvements [Member]
Estimated useful lives (in years), maximum	25

Summary Of Significant Accounting Policies (Schedule Of Operating Results Of Discontinued Operations) (Details) (USD $) In Millions	6 Months Ended
	Jul. 31, 2011	Jul. 31, 2010
Summary Of Significant Accounting Policies
Revenues	$ 69	$ 103
Cost of revenues	54	84
Selling, general and administrative expenses	8	17
Operating income	$ 7	$ 2

Summary Of Significant Accounting Policies (Schedule Of Supplementary Cash Flow Information) (Details) (USD $) In Millions	6 Months Ended		12 Months Ended
	Jul. 31, 2011	Jul. 31, 2010	Jan. 31, 2011	Jan. 31, 2010	Jan. 31, 2009
Summary Of Significant Accounting Policies
Stock exchanged upon exercise of stock options	$ 14	$ 30
Vested stock issued as settlement of annual bonus accruals	3	4
Increase (decrease) in accrued stock repurchases	13	(24)	(17)	24	(6)
Fair value of assets acquired in acquisitions	29	167	470	314	224
Less: cash paid in acquisitions, net of cash acquired of $1 million in fiscal 2011	(26)	(140)	(382)	(256)	(201)
Liabilities assumed in acquisitions	3	27	84	45	14
Cash paid for interest (including discontinued operations)	52	35	71	71	77
Cash paid for income taxes (including discontinued operations)	121	157	361	273	269
Cash acquired from acquisition		$ 1	$ 10	$ 8	$ 5

Earnings Per Share (Reconciliation Of Income Used In Calculating Earnings Per Share) (Details) (USD $) In Millions	6 Months Ended	3 Months Ended																6 Months Ended	12 Months Ended
	Jul. 31, 2011	Jan. 31, 2011 As Adjusted [Member]		Oct. 31, 2010 As Adjusted [Member]		Jul. 31, 2010 As Adjusted [Member]		Apr. 30, 2010 As Adjusted [Member]		Jan. 31, 2010 As Adjusted [Member]		Oct. 31, 2009 As Adjusted [Member]		Jul. 31, 2009 As Adjusted [Member]		Apr. 30, 2009 As Adjusted [Member]		Jul. 31, 2010 As Adjusted [Member]	Jan. 31, 2011 As Adjusted [Member]	Jan. 31, 2010 As Adjusted [Member]	Jan. 31, 2009 As Adjusted [Member]
Income from continuing operations, as reported	$ 242	$ 126	[1]	$ 151	[1]	$ 157	[1]	$ 124	[1]	$ 119	[1]	$ 130	[1]	$ 117	[1]	$ 113	[1]	$ 281	$ 558	$ 479	$ 428
Less: allocation of undistributed earnings to participating securities	(9)																	(10)	(18)	(14)	(13)
Income from continuing operations, for computing basic EPS	233																	271	540	465	415
Net income, as reported	309	131	[2]	173	[2]	190	[2]	125	[2]	121	[1]	135	[1]	123	[1]	117	[1]	315	619	496	446
Less: allocation of undistributed earnings to participating securities	(11)																	(11)	(20)	(15)	(13)
Net income, for computing basic EPS	298																	304	599	481	433
Less: allocation of undistributed earnings to participating securities	(9)																	(10)	(18)	(14)	(12)
Income from continuing operations, for computing diluted EPS	233																	271	540	465	416
Less: allocation of undistributed earnings to participating securities	(11)																	(11)	(20)	(15)	(13)
Net income, for computing diluted EPS	$ 298																	$ 304	$ 599	$ 481	$ 433

[1]	Income from continuing operations and net income relate to SAIC only, see Science Applications' amounts detailed below.
[2]	Earnings per share are computed independently for each of the quarters presented and therefore may not sum to the total for the fiscal year.

Earnings Per Share (Reconciliation Of Weighted Average Number Of Shares Outstanding) (Details) In Millions	6 Months Ended		12 Months Ended
	Jul. 31, 2011	Jul. 31, 2010	Jan. 31, 2011	Jan. 31, 2010	Jan. 31, 2009
Earnings Per Share
Basic weighted average number of shares outstanding	342	369	364	386	395
Dilutive common share equivalents-stock options and other stock awards	1	2	2	4	7
Diluted weighted average number of shares outstanding	343	371	366	390	402

Earnings Per Share (Schedule Of Basic And Diluted EPS) (Details) (USD $)	6 Months Ended	3 Months Ended																6 Months Ended	12 Months Ended
	Jul. 31, 2011	Jan. 31, 2011 As Adjusted [Member]		Oct. 31, 2010 As Adjusted [Member]		Jul. 31, 2010 As Adjusted [Member]		Apr. 30, 2010 As Adjusted [Member]		Jan. 31, 2010 As Adjusted [Member]		Oct. 31, 2009 As Adjusted [Member]		Jul. 31, 2009 As Adjusted [Member]		Apr. 30, 2009 As Adjusted [Member]		Jul. 31, 2010 As Adjusted [Member]	Jan. 31, 2011 As Adjusted [Member]	Jan. 31, 2010 As Adjusted [Member]	Jan. 31, 2009 As Adjusted [Member]
Basic:
Income from continuing operations	$ 0.68																	$ 0.73	$ 1.48	$ 1.2	$ 1.05
Income from discontinued operations	$ 0.19																	$ 0.09	$ 0.17	$ 0.05	$ 0.05
Total basic earnings per share	$ 0.87	$ 0.35	[1]	$ 0.47	[1]	$ 0.5	[1]	$ 0.32	[1]	$ 0.31	[1]	$ 0.34	[1]	$ 0.31	[1]	$ 0.29	[1]	$ 0.82	$ 1.65	$ 1.25	$ 1.1
Diluted:
Income from continuing operations	$ 0.68																	$ 0.73	$ 1.48	$ 1.19	$ 1.03
Income from discontinued operations	$ 0.19																	$ 0.09	$ 0.16	$ 0.04	$ 0.05
Total diluted earnings per share	$ 0.87	$ 0.35	[1]	$ 0.46	[1]	$ 0.5	[1]	$ 0.32	[1]	$ 0.3	[1]	$ 0.34	[1]	$ 0.31	[1]	$ 0.29	[1]	$ 0.82	$ 1.64	$ 1.23	$ 1.08

[1]	Earnings per share are computed independently for each of the quarters presented and therefore may not sum to the total for the fiscal year.

Earnings Per Share (Schedule Of Stock-Based Awards Excluded From Weighted Average Shares Outstanding) (Details) In Millions	6 Months Ended		12 Months Ended
	Jul. 31, 2011	Jul. 31, 2010	Jan. 31, 2011	Jan. 31, 2010	Jan. 31, 2009
Weighted average number of unvested stock awards outstanding excluded			12	12	12
Stock Options Excluded [Member]
Weighted average number of unvested stock awards outstanding excluded	22	20	19	11	7
Performance-Based Stock Awards Excluded [Member]
Weighted average number of unvested stock awards outstanding excluded	1	1	1	1

Composition Of Certain Financial Statement Captions (Details) (USD $) In Millions	12 Months Ended
	Jan. 31, 2011		Jan. 31, 2010		Jul. 31, 2011
Receivables, net:
Receivables, net					$ 2,124
Inventory, prepaid expenses and other current assets:
Total prepaid expenses and other current assets					307
Property, plant and equipment, net:
Less accumulated depreciation and amortization	(398)				(421)
Property, plant and equipment, net					354
Accounts payable and accrued liabilities:
Total accounts payable and accrued liabilities					1,222
Accrued payroll and employee benefits:
Total employee related benefits					453
Other long-term liabilities:
Liabilities for uncertain tax positions	25		34
Total other long term liabilities					143
Accrued stock repurchases	7		24
As Adjusted [Member]
Receivables, net:
Billed and billable receivables	1,567		1,540
Unbillable receivables, including contract retentions	511		483
Less allowance for doubtful accounts	(9)		(10)
Receivables, net	2,069		2,013
Inventory, prepaid expenses and other current assets:
Inventories	116		125
Prepaid expenses	42		35
Restricted cash	38		28
Deferred income taxes	41		32
Assets held for sale	39		6
Prepaid income taxes and tax refunds	59		19
Other	47		37
Total prepaid expenses and other current assets	382		282
Property, plant and equipment, net:
Computers and other equipment	289		263
Buildings and improvements	185		220
Leasehold improvements	185		168
Office furniture and fixtures	55		58
Land	33		44
Construction in progress	10		7
Property, plant and equipment, gross	757		760
Less accumulated depreciation and amortization	(398)		(373)
Property, plant and equipment, net	359		387
Accounts payable and accrued liabilities:
Accounts payable	457		484
Accrued liabilities for materials, subcontractors and other items	630	[1]	540	[1]
Collections in execss of revenues on uncompleted contracts and deferred revenue	118		148
Total accounts payable and accrued liabilities	1,205		1,172
Accrued payroll and employee benefits:
Salaries, bonuses and amounts withheld from employees' compensation	252		228
Accrued vacation	247		245
Accrued contributions to employee benefit plans	12		18
Total employee related benefits	511		491
Other long-term liabilities:
Accrued pension liabilities	20		42
Deferred compensation	35		39
Liabilities for uncertain tax positions	25		34
Other	55		80
Total other long term liabilities	$ 135		$ 195

[1]	Includes accrued stock repurchases of $7 million and $24 million as of January 31, 2011 and 2010, respectively, which are the sole obligations of SAIC and not reflected in Science Applications' consolidated balance sheet.

Acquisitions (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			0 Months Ended
	Jan. 31, 2011	Jan. 31, 2010	Jan. 31, 2009	May 13, 2011 Patrick Energy Services, Inc [Member]	Jul. 31, 2011 Vitalize Consulting Solutions, Inc. [Member]
Preliminary purchase price paid in cash	$ 389	$ 267	$ 209	$ 25	$ 190
Tax deductible goodwill	16	77	178	14
Identifiable finite-lived intangible assets				$ 7
Weighted average life of finite-lived intangibles (years)	7	6	4	7

Acquisitions (Schedule Of Acquisition Information) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 31, 2011	Jan. 31, 2010	Jan. 31, 2009
Acquisitions
Number of acquisitions	3	6	2
Cash consideration (paid and accrued)	$ 389	$ 267	$ 209
Non-cash consideration		3
Contingent consideration		6
Cost of acquired entity, purchase price	$ 389	$ 276	$ 209

Acquisitions (Business Acquisition Purchase Price Allocation) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 31, 2011	Jan. 31, 2010	Jan. 31, 2009
Tax deductible goodwill	$ 16	$ 77	$ 178
Non-tax deductible goodwill	227	105	1
Weighted average life of finite-lived intangibles (years)	7	6	4
Customer Relationships [Member]
Identifiable intangible assets (finite-lived)	9	33	22
Weighted average life of finite-lived intangibles (years)	2	5	4
Software And Technology [Member]
Identifiable intangible assets (finite-lived)	110	17	1
Weighted average life of finite-lived intangibles (years)	8	8	7
In-Process Research And Development [Member]
Identifiable intangible assets (indefinite-lived)	$ 27	$ 3

Goodwill And Intangible Assets (Narrative) (Details) (USD $) In Millions	6 Months Ended		12 Months Ended
	Jul. 31, 2011	Jul. 31, 2010	Jan. 31, 2011	Jan. 31, 2009
Goodwill And Intangible Assets
Recast of goodwill to show effect of discontinued operations in reportable segments			$ 14
Amortization expense related to amortizable intangible assets	22	17
Goodwill or intangible asset impairment losses	0	0
Fully amortized intangible assets, gross carrying value			17
Carrying value of goodwill related to discontinued operations				$ 13

Goodwill And Intangible Assets (Schedule Of Changes In Goodwill By Segment) (Details) (USD $) In Millions	6 Months Ended	12 Months Ended
	Jul. 31, 2011	Jan. 31, 2011	Jan. 31, 2010
Beginning balance, goodwill	$ 1,664	$ 1,420	$ 1,236
Acquisitions	14	243	181
Foreign currency translation			1
Adjustments	(4)	1	2
Ending balance, goodwill	1,674	1,664	1,420
Defense Solutions [Member]
Beginning balance, goodwill	405	382	378
Acquisitions			2
Adjustments		23	2
Ending balance, goodwill	405	405	382
Health, Energy And Civil Solutions [Member]
Beginning balance, goodwill	634	516	410
Acquisitions	14	140	105
Foreign currency translation			1
Adjustments	1	(22)
Ending balance, goodwill	649	634	516
Intelligence And Cybersecurity Solutions [Member]
Beginning balance, goodwill	625	522	448
Acquisitions		103	74
Adjustments	(5)
Ending balance, goodwill	$ 620	$ 625	$ 522

Goodwill And Intangible Assets (Schedule Of Intangible Assets Including Estimates Of Assets Acquired) (Details) (USD $) In Millions	Jul. 31, 2011	Jan. 31, 2011	Jan. 31, 2010
Gross carrying value	$ 298	$ 280	$ 177
Accumulated amortization	125	103	79
Net carrying value	173	177	98
Indefinite-lived intangible assets	23	34	7
Gross carrying value	321	314	184
Net carrying value	196	211	105
Customer Relationships [Member]
Gross carrying value	127	121	117
Accumulated amortization	76	65	47
Net carrying value	51	56	70
Software And Technology [Member]
Gross carrying value	169	157	58
Accumulated amortization	48	37	31
Net carrying value	121	120	27
Other [Member]
Gross carrying value	2	2	2
Accumulated amortization	1	1	1
Net carrying value	1	1	1
In-Process Research And Development [Member]
Indefinite-lived intangible assets	19	30	3
Trade Names [Member]
Indefinite-lived intangible assets	$ 4	$ 4	$ 4

Goodwill And Intangible Assets (Schedule Of Amortization Expense For Finite-Lived Intangible Assets) (Details) (USD $) In Millions	6 Months Ended	12 Months Ended
	Jul. 31, 2011	Jan. 31, 2011
Goodwill And Intangible Assets
2012 (remainder of the fiscal year)	$ 20	$ 40
2013	36	32
2014	32	28
2015	23	20
2016	19	17
2017	14	40
2018 and thereafter	29
Total estimated amortization expense for finite-lived intangible assets	$ 173	$ 177

Revolving Credit Facility (Details) (USD $) In Millions	6 Months Ended	12 Months Ended
	Jul. 31, 2011	Jan. 31, 2011
Unsecured borrowing capacity	$ 750	$ 750
Revolving credit facility, financial covenants description		The financial covenants contained in the revolving credit facility required the maintenance of a ratio of consolidated funded debt to earnings before interest, taxes, depreciation and amortization (EBITDA) adjusted for other items as defined in the credit facility of not more than 3.0 to 1.0 and a ratio of EBITDA adjusted for other items as defined in the credit facility to interest expense of greater than 3.5 to 1.0 for a period of four trailing fiscal quarters.
Credit facility, maturity date	2016	2016
Guarantee of Indebtedness of Others [Member]
Credit facility, maturity date		2016

Notes Payable And Long-Term Debt (Schedule of Notes Payable and Other Long-Term Debt) (Details) (USD $)	6 Months Ended	12 Months Ended
	Jul. 31, 2011	Jan. 31, 2011	Jan. 31, 2010
Total notes payable and long-term debt	$ 1,852,000,000	$ 1,852,000,000	$ 1,106,000,000
Less current portion	553,000,000	3,000,000	3,000,000
Total notes payable and long-term debt, net of current portion	1,299,000,000	1,849,000,000	1,103,000,000
Fair value of notes payable and long-term debt	2,010,000,000	1,930,000,000	1,165,000,000
SAIC, Inc., [Member] | Notes Which Mature In December 2020 [Member]
Senior unsecured notes, face amount	450,000,000	450,000,000
Senior unsecured notes	448,000,000	448,000,000
Stated interest rate	4.45%	4.45%	4.45%
Effective interest rate	4.59%	4.59%	4.59%
Debt maturity date	Dec 1, 2020	Dec 1, 2020
SAIC, Inc., [Member] | Notes Which Mature In December 2040 [Member]
Senior unsecured notes, face amount	300,000,000	300,000,000
Senior unsecured notes	300,000,000	300,000,000
Stated interest rate	5.95%	5.95%	5.95%
Effective interest rate	6.03%	6.03%	6.03%
Debt maturity date	Dec 1, 2040	Dec 1, 2040
Science Applications International Corporation [Member]
Less current portion	553,000,000	3,000,000	3,000,000
Science Applications International Corporation [Member] | Notes Which Mature In July 2012 [Member]
Senior unsecured notes, face amount	550,000,000	550,000,000
Senior unsecured notes	550,000,000	550,000,000	549,000,000
Stated interest rate	6.25%	6.25%	6.25%
Effective interest rate	6.50%	6.50%	6.50%
Debt maturity date	Jul 1, 2012	Jul 1, 2012
Science Applications International Corporation [Member] | Notes Which Mature In July 2032 [Member]
Senior unsecured notes, face amount	250,000,000	250,000,000
Senior unsecured notes	248,000,000	248,000,000	248,000,000
Stated interest rate	7.13%	7.13%	7.13%
Effective interest rate	7.43%	7.43%	7.43%
Debt maturity date	Jul 1, 2032	Jul 1, 2032
Science Applications International Corporation [Member] | Notes Which Mature In July 2033 [Member]
Senior unsecured notes, face amount	300,000,000	300,000,000
Senior unsecured notes	296,000,000	296,000,000	296,000,000
Stated interest rate	5.50%	5.50%	5.50%
Effective interest rate	5.78%	5.78%	5.78%
Debt maturity date	Jul 1, 2033	Jul 1, 2033
Other Notes Payable Due On Various Dates Through Fiscal 2017 [Member]
Other notes payable due on various dates through fiscal 2017	$ 10,000,000	$ 10,000,000	$ 13,000,000
Minimum stated interest rate	0.00%	0.00%	0.00%
Maximum stated interest rate	3.10%	3.10%	3.10%
Effective interest rate	Various	Various	Various
Debt maturity date	various	various	various

Notes Payable And Long-Term Debt (Schedule of Maturities of Notes Payable and Long-Term Debt) (Details) (USD $) In Millions	Jul. 31, 2011	Jan. 31, 2011	Jan. 31, 2010
Notes Payable And Long-Term Debt
2012		$ 3
2013		553
2014		1
2015		1
2016		1
2017 and thereafter		1,301
Total principal payments		1,860
Less unamortized discount		8
Notes payable and long-term debt	$ 1,852	$ 1,852	$ 1,106

Related Party Transactions (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Jul. 31, 2011	Jul. 31, 2010	Jan. 31, 2011
Credit facility, maturity date	2016		2016
Debt maturity date		2013	2013
SAIC, Inc., [Member] | Notes Which Mature In December 2020 [Member]
Senior notes	$ 450		$ 450
Stated interest rate	4.45%		4.45%
SAIC, Inc., [Member] | Notes Which Mature In December 2040 [Member]
Senior notes	300		300
Stated interest rate	5.95%		5.95%
Science Applications International Corporation [Member] | Current Debt [Member]
Stated interest rate	6.25%		6.25%
Science Applications International Corporation [Member] | Notes Which Mature In July 2032 [Member]
Senior notes	250		250
Stated interest rate	7.13%		7.13%
Science Applications International Corporation [Member] | Notes Which Mature In July 2033 [Member]
Senior notes	300		300
Stated interest rate	5.50%		5.50%
Current senior notes			550
SAIC, Inc., [Member]
Period extension for portions of intercompany loans (years)	1		1
Science Applications International Corporation [Member]
Current senior notes	$ 550
Period extension for portions of intercompany loans (years)	1		1

Financial Instruments (Narrative) (Details) (USD $) In Millions	6 Months Ended	12 Months Ended	6 Months Ended		12 Months Ended
	Jul. 31, 2011	Jan. 31, 2011	Jul. 31, 2011 Maximum [Member] Forward Contracts [Member]	Jul. 31, 2010 Maximum [Member] Forward Contracts [Member]	Jan. 31, 2011 Forward Contracts [Member]
Notional amount of contracts					$ 3
Net gains recognized from foreign currency forward contracts (included in other income, net)			1	1	1
Unsecured borrowing capacity	750	750
Borrowings outstanding under the revolving credit facility	$ 0	$ 0
Revolving credit facility financial covenants description	The financial covenants contained in the revolving credit facility require that, for a period of four trailing fiscal quarters, the Company maintains a ratio of consolidated funded debt to earnings before interest, taxes, depreciation and amortization (EBITDA) adjusted for other items as defined in the credit facility of not more than 3.0 to 1.0 and a ratio of EBITDA adjusted for other items as defined in the credit facility to interest expense of greater than 3.5 to 1.0.
Revolving credit facility, financial covenants description		The financial covenants contained in the revolving credit facility required the maintenance of a ratio of consolidated funded debt to earnings before interest, taxes, depreciation and amortization (EBITDA) adjusted for other items as defined in the credit facility of not more than 3.0 to 1.0 and a ratio of EBITDA adjusted for other items as defined in the credit facility to interest expense of greater than 3.5 to 1.0 for a period of four trailing fiscal quarters.

Financial Instruments (Schedule Of Notes Payable And Long-Term Debt) (Details) (USD $)	6 Months Ended	12 Months Ended
	Jul. 31, 2011	Jan. 31, 2011	Jan. 31, 2010
Total notes payable and long-term debt	$ 1,852,000,000	$ 1,852,000,000	$ 1,106,000,000
Less: current portion	553,000,000	3,000,000	3,000,000
Total notes payable and long-term debt, net of current portion	1,299,000,000	1,849,000,000	1,103,000,000
Fair value of notes payable and long-term debt	2,010,000,000	1,930,000,000	1,165,000,000
SAIC, Inc., [Member] | Notes Which Mature In December 2020 [Member]
Senior unsecured notes, face amount	450,000,000	450,000,000
Senior unsecured notes	448,000,000	448,000,000
Stated interest rate	4.45%	4.45%	4.45%
Effective interest rate	4.59%	4.59%	4.59%
Debt maturity date	Dec 1, 2020	Dec 1, 2020
SAIC, Inc., [Member] | Notes Which Mature In December 2040 [Member]
Senior unsecured notes, face amount	300,000,000	300,000,000
Senior unsecured notes	300,000,000	300,000,000
Stated interest rate	5.95%	5.95%	5.95%
Effective interest rate	6.03%	6.03%	6.03%
Debt maturity date	Dec 1, 2040	Dec 1, 2040
Science Applications International Corporation [Member]
Less: current portion	553,000,000	3,000,000	3,000,000
Science Applications International Corporation [Member] | Notes Which Mature In July 2012 [Member]
Senior unsecured notes, face amount	550,000,000	550,000,000
Senior unsecured notes	550,000,000	550,000,000	549,000,000
Stated interest rate	6.25%	6.25%	6.25%
Effective interest rate	6.50%	6.50%	6.50%
Debt maturity date	Jul 1, 2012	Jul 1, 2012
Science Applications International Corporation [Member] | Notes Which Mature In July 2032 [Member]
Senior unsecured notes, face amount	250,000,000	250,000,000
Senior unsecured notes	248,000,000	248,000,000	248,000,000
Stated interest rate	7.13%	7.13%	7.13%
Effective interest rate	7.43%	7.43%	7.43%
Debt maturity date	Jul 1, 2032	Jul 1, 2032
Science Applications International Corporation [Member] | Notes Which Mature In July 2033 [Member]
Senior unsecured notes, face amount	300,000,000	300,000,000
Senior unsecured notes	296,000,000	296,000,000	296,000,000
Stated interest rate	5.50%	5.50%	5.50%
Effective interest rate	5.78%	5.78%	5.78%
Debt maturity date	Jul 1, 2033	Jul 1, 2033
Other Notes Payable Due On Various Dates Through Fiscal 2017 [Member]
Capital leases and other notes payable due on various dates through fiscal 2017	$ 10,000,000	$ 10,000,000	$ 13,000,000
Minimum stated interest rate	0.00%	0.00%	0.00%
Maximum stated interest rate	3.10%	3.10%	3.10%
Effective interest rate	Various	Various	Various

Retirement Plans (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 31, 2011	Jan. 31, 2010	Jan. 31, 2009
Maximum percentage certain employees can defer from salary for certain plans	20.00%
Target allocation for equity securities	60.00%
Target allocation for fixed-income securities	40.00%
Expected contributions in 2012	$ 6
Estimated annual benefit payments in 2012	3
Estimated annual benefit payments in 2013	3
Estimated annual benefit payments in 2014	3
Estimated annual benefit payments in 2015	3
Estimated annual benefit payments in 2016	3
Estimated annual benefit payments in 2017-2021	16
Deferred Compensation Plans [Member]
Compensation expense	$ 159	$ 162	$ 159
Minimum interest rate	4.44%
Maximum interest rate	5.84%

Retirement Plans (Schedule Of Funded Status) (Details) (USD $) In Millions	12 Months Ended
	Jan. 31, 2011	Jan. 31, 2010	Jan. 31, 2009
Service cost	$ 1	$ 3	$ 3
Interest cost	7	7	7
Actuarial loss (gain)	0
Contractual termination benefits	1	1
Fair value of plan assets at beginning of year	94
Fair value of plan assets at end of year	111	94
Funded status at end of year	(20)	(42)
As Adjusted [Member]
Accumulated benefit obligation	130	127
Accrued pension liability (other long-term liabilities)	(20)	(42)
Unrecognized net actuarial loss (pretax)		14
Change in projected benefit obligation [Member]
Projected benefit obligation at beginning of year	136	99
Service cost	1	3
Interest cost	7	7
Plan participants' contributions		1
Actuarial loss (gain)	(1)	18
Benefits paid	(3)	(4)
Contractual termination benefits	1	1
Curtailments	(8)
Foreign exchange rate changes	(2)	11
Projected benefit obligation at end of year	131	136
Change in Plan Assets [Member]
Plan participants' contributions		1
Benefits paid	(3)	(4)
Fair value of plan assets at beginning of year	94	64
Actual return on plan assets	11	17
Company contributions	10	9
Foreign exchange rate changes	(1)	7
Fair value of plan assets at end of year	$ 111	$ 94

Retirement Plans (Schedule Of Net Periodic Benefit Expense) (Details) (USD $) In Millions	12 Months Ended
	Jan. 31, 2011	Jan. 31, 2010	Jan. 31, 2009
Retirement Plans
Service cost	$ 1	$ 3	$ 3
Interest cost	7	7	7
Expected return on plan assets	(7)	(5)	(7)
Amortization of actuarial loss		4	10
Contractual termination benefits	1	1
Net periodic benefit cost	$ 2	$ 10	$ 13

Retirement Plans (Schedule Of Assumptions Used To Determine Benefit Obligations) (Details)	Jan. 31, 2011	Jan. 31, 2010
Retirement Plans
Discount rate	5.60%	5.50%
Rate of compensation increase	4.40%	4.30%

Retirement Plans (Schedule Of Assumptions Used To Determine Net Periodic Benefit Cost) (Details)	12 Months Ended
	Jan. 31, 2011	Jan. 31, 2010	Jan. 31, 2009
Retirement Plans
Discount rate	5.50%	6.20%	6.20%
Expected long-term rate of return on plan assets	6.80%	6.70%	7.20%
Rate of compensation increase	4.30%	4.30%	4.30%

Retirement Plans - (Schedule Of Fair Value Of Plan Assets) (Details) (USD $) In Millions	Jan. 31, 2011	Jan. 31, 2010
Fair value of plan assets	$ 111	$ 94
Cash [Member]
Fair value of plan assets	40
Cash [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1 Inputs) [Member]
Fair value of plan assets	40
Cash [Member] | Significant Other Observable Inputs (Level 2 Inputs) [Member]
Fair value of plan assets
Cash [Member] | Significant Unobservable Inputs (Level 3 Inputs) [Member]
Fair value of plan assets
United Kingdom Government Bonds [Member]
Fair value of plan assets	10	14
United Kingdom Government Bonds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1 Inputs) [Member]
Fair value of plan assets
United Kingdom Government Bonds [Member] | Significant Other Observable Inputs (Level 2 Inputs) [Member]
Fair value of plan assets	10	14
United Kingdom Government Bonds [Member] | Significant Unobservable Inputs (Level 3 Inputs) [Member]
Fair value of plan assets
Corporate Bonds [Member]
Fair value of plan assets	17	20
Corporate Bonds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1 Inputs) [Member]
Fair value of plan assets
Corporate Bonds [Member] | Significant Other Observable Inputs (Level 2 Inputs) [Member]
Fair value of plan assets	17	20
Corporate Bonds [Member] | Significant Unobservable Inputs (Level 3 Inputs) [Member]
Fair value of plan assets
International Equity Securities [Member]
Fair value of plan assets	44	60
International Equity Securities [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1 Inputs) [Member]
Fair value of plan assets
International Equity Securities [Member] | Significant Other Observable Inputs (Level 2 Inputs) [Member]
Fair value of plan assets	44	60
International Equity Securities [Member] | Significant Unobservable Inputs (Level 3 Inputs) [Member]
Fair value of plan assets
Quoted Prices in Active Markets for Identical Assets (Level 1 Inputs) [Member]
Fair value of plan assets	40
Significant Other Observable Inputs (Level 2 Inputs) [Member]
Fair value of plan assets	71	94
Significant Unobservable Inputs (Level 3 Inputs) [Member]
Fair value of plan assets

Stock-Based Compensation (Narrative) (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Jul. 31, 2011	Jul. 31, 2010	Jan. 31, 2011	Jan. 31, 2010	Jan. 31, 2009
Percentage of stock awards vest or exercisable after one year			20.00%
Percentage of stock awards vest or exercisable after two years			20.00%
Percentage of stock awards vest or exercisable after three years			20.00%
Percentage of stock awards vest or exercisable after four years			40.00%
Expected term (in years)	4.9	3.8	3.8	3.9	3.9
Vesting period (in years)	four
Percentage of Stock Compensation Plans awards that vest after January 1, 2006			100.00%
Fair value of vesting awards that vested	$ 61	$ 53	$ 64	$ 55	$ 50
Minimum percentage that will ultimately be awarded			0.00%
Maximum percentage that will ultimately be awarded			150.00%
Percentage of market price for employee purchase program for stock purchases			15.00%
Percentage of market price for employee purchase program for stock purchases during non-compensatory period			5.00%
Number of events for performance-based stock awards	0
Maximum [Member]
Vesting period (in years)			seven
Minimum [Member]
Vesting period (in years)			four
Vesting Stock Awards [Member]
Unrecognized compensation cost, net of estimated forfeitures			95
Expected weighted-average period of recognition, years			2.3
2006 Equity Incentive Plan [Member]
Shares reserved for future issuance			121
Employee Stock Purchase Plan [Member]
Shares authorized			28
Performance-Based Stock Awards [Member]
Unrecognized compensation cost, net of estimated forfeitures			8
Expected weighted-average period of recognition, years			1.7
Stock Options [Member]
Expected term (in years)	7	5	5
Vesting period (in years)			four
Aggregate intrinsic value for options exercisable			11
Unrecognized compensation cost, net of estimated forfeitures			$ 25
Expected weighted-average period of recognition, years			2.3
Outside Directors [Member]
Vesting period (in years)	one		one

Stock-Based Compensation (Schedule Of Stock-Based Compensation And Related Tax Benefits Recognized) (Details) (USD $) In Millions	6 Months Ended		12 Months Ended
	Jul. 31, 2011	Jul. 31, 2010	Jan. 31, 2011	Jan. 31, 2010	Jan. 31, 2009
Total stock-based compensation expense recorded in continuing operations	$ 43	$ 50	$ 100	$ 103	$ 91
Total stock-based compensation expense recorded in discontinued operations			2	3	3
Tax benefits recognized from stock-based compensation			40	41	37
Vested stock issued as settlement of annual bonus accruals			4	3	3
Vested Stock Awards [Member]
Total stock-based compensation expense recorded in continuing operations			1	1	1
Vesting Stock Awards [Member]
Total stock-based compensation expense recorded in continuing operations	35	36	75	69	62
Stock Options [Member]
Total stock-based compensation expense recorded in continuing operations	10	11	19	30	28
Performance-Based Stock Awards [Member]
Total stock-based compensation expense recorded in continuing operations	$ (2)	$ 3	$ 5	$ 3

Stock-Based Compensation (Schedule Of Weighted Average Grant-Date Fair Value And Assumptions Used) (Details) (USD $)	6 Months Ended		12 Months Ended
	Jul. 31, 2011	Jul. 31, 2010	Jan. 31, 2011	Jan. 31, 2010	Jan. 31, 2009
Stock-Based Compensation
Weighted average grant-date fair value	$ 4.21	$ 3.96	$ 3.96	$ 4.79	$ 4.52
Expected term (in years)	4.9	3.8	3.8	3.9	3.9
Expected volatility	23.40%	25.10%	25.10%	30.60%	26.20%
Risk-free interest rate	2.20%	2.10%	2.10%	1.50%	2.30%
Dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%

Stock-Based Compensation (Schedule Of Stock Option Activity) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	6 Months Ended	12 Months Ended
	Jul. 31, 2011	Jan. 31, 2011	Jan. 31, 2010	Jan. 31, 2009
Stock-Based Compensation
Options outstanding, beginning balance	25	31.6	39.9	53.5
Options granted	3.9	5.3	5.5	6.1
Options forfeited or expired	(2)	(2.8)	(3)	(3.2)
Options exercised	(4.4)	(9.1)	(10.8)	(16.5)
Options outstanding, ending balance	22.5	25	31.6	39.9
Options Exercisable at July 31, 2011	10.3
Options, vested and expected to vest in the future as of January 31, 2011		23.6
Weighted average exercise price, Options outstanding, beginning balance	$ 17.31	$ 16.26	$ 15.08	$ 13.41
Weighted average exercise price, Options granted	$ 16.92	$ 17.43	$ 18.41	$ 18.78
Weighted average exercise price, Options forfeited or expired	$ 15.94	$ 16.14	$ 15.57	$ 13.27
Weighted average exercise price, Options exercised	$ 14.69	$ 14.08	$ 13.22	$ 11.38
Weighted average exercise price, Options outstanding, ending balance	$ 17.88	$ 17.31	$ 16.26	$ 15.08
Weighted average exercise price, Options exercisable at July 31, 2011	$ 18.09
Weighted average exercise price, options vested or expected to vest as of January 31, 2011		$ 17.28
Weighted average remaining contractual life, beginning of period, (in years)	2.1	2	2.1	2.1
Weighted average remaining contractual life, end of period, (in years)	2.6	2.1	2	2.1
Weighted average remaining contractual life, exercisable at July 31, 2011	1.6
Weighted average remaining contractual life, vested and expected to vest, years		2
Aggregate intrinsic value, Options outstanding, beginning balance	$ 11	$ 66	$ 186	$ 294
Aggregate intrinsic value, Options exercised	8	36	57	132
Aggregate intrinsic value, Options outstanding, ending balance		11	66	186
Aggregate intrinsic value, options vested and expected to vest		$ 11

Stock-Based Compensation (Schedule of Cash Proceeds Received from Share-based Payment Awards) (Details) (USD $) In Millions	12 Months Ended
	Jan. 31, 2011	Jan. 31, 2010	Jan. 31, 2009
Stock-Based Compensation
Cash received from exercises of stock options	$ 6	$ 17	$ 31
Stock exchanged at fair value upon exercises of stock options	41	116	156
Tax benefits realized from exercises of stock options	$ 17	$ 24	$ 54

Stock-Based Compensation (Schedule Of The Options Outstanding) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
Jan. 31, 2011
Stock options outstanding	25
Weighted average exercise price	$ 17.31
Weighted average remaining contractual term, in years	2.1
Stock options exercisable	11.9
Weighted average exercise price	$ 16.51
Weighted average remaining contractual term, in years	1
$14.50 to $16.00 [Member]
Minimum exercise price	$ 14.5
Maximum exercise price	$ 16
Stock options outstanding	5.9
Weighted average exercise price	$ 14.73
Weighted average remaining contractual term, in years	0.2
Stock options exercisable	5.9
Weighted average exercise price	$ 14.72
Weighted average remaining contractual term, in years	0.2
$16.01 to $17.50 [Member]
Minimum exercise price	$ 16.01
Maximum exercise price	$ 17.5
Stock options outstanding	4.7
Weighted average exercise price	$ 17.42
Weighted average remaining contractual term, in years	4.2
$17.51 to $19.00 [Member]
Minimum exercise price	$ 17.51
Maximum exercise price	$ 19
Stock options outstanding	14
Weighted average exercise price	$ 18.28
Weighted average remaining contractual term, in years	2.2
Stock options exercisable	5.8
Weighted average exercise price	$ 18.19
Weighted average remaining contractual term, in years	1.9
$19.01 to $21.00 [Member]
Minimum exercise price	$ 19.01
Maximum exercise price	$ 21
Stock options outstanding	0.4
Weighted average exercise price	$ 20.11
Weighted average remaining contractual term, in years	2.2
Stock options exercisable	0.2
Weighted average exercise price	$ 20.08
Weighted average remaining contractual term, in years	2.2

Stock-Based Compensation (Schedule Of Vesting Stock Award Activity) (Details) (Vesting Stock Awards [Member], USD $) In Millions, except Per Share data	6 Months Ended	12 Months Ended
	Jul. 31, 2011	Jan. 31, 2011
Vesting Stock Awards [Member]
Shares at January 31, 2011	11.7	12.1
Awards granted	5.6	4.5
Awards forfeited	(0.7)	(1.3)
Awards vested	(3.6)	(3.6)
Shares at July 31, 2011	13	11.7
Weighted average grant-date fair value, Shares at January 31, 2011	$ 18.03	$ 18.6
Weighted average grant-date fair value, Awards granted	$ 16.91	$ 17.38
Weighted average grant-date fair value, Awards forfeited	$ 17.81	$ 18.11
Weighted average grant-date fair value, Awards vested	$ 17.93	$ 19.13
Weighted average grant-date fair value, Shares at July 31, 2011	$ 17.58	$ 18.03

Stock-Based Compensation (Schedule Of Performance-Based Stock Award Activity) (Details) (Performance-Based Stock Awards [Member], USD $) In Millions, except Per Share data	6 Months Ended	12 Months Ended
	Jul. 31, 2011	Jan. 31, 2011
Performance-Based Stock Awards [Member]
Shares at January 31, 2011	1	0.6
Awards granted	0.5	0.6
Awards forfeited		(0.2)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period	(0.3)
Shares at July 31, 2011	1.2	1
Weighted average grant-date fair value, Shares at January 31, 2011	$ 17.89	$ 18.35
Weighted average grant-date fair value, Awards granted	$ 16.92	$ 17.45
Weighted average grant-date fair value, Awards forfeited		$ 18.01
Weighted average grant-date fair value, Adjustments to expected number of shares of stock to be issued	$ 18.33
Weighted average grant-date fair value, Shares at July 31, 2011	$ 17.32	$ 17.89

Other Income (Expense), Net (Details) (USD $) In Millions	6 Months Ended	12 Months Ended
	Jul. 31, 2011	Jan. 31, 2011	Jan. 31, 2010	Jan. 31, 2009
Other Income (Expense), Net
Impairment losses on investments		$ (4)	$ (1)	$ (14)
Net gain on sale of other investments		5	3	6
Equity interest in earnings and impairment losses on investments in unconsolidated affiliates, net			1	(9)
Other		1	3	2
Total other income (expense), net	5	2	6	(15)
Impairment losses on ownership interest				29
Investments		$ 13

Income Taxes (Narrative) (Details) (USD $) In Millions	12 Months Ended
	Jan. 31, 2011	Jan. 31, 2010	Jan. 31, 2009
Reversal of accruals for unrecognized tax benefits	$ 1	$ 9	$ 5
Decrease in unrecognized tax benefits due to resolutions with tax authorities	7		26
Decrease in unrecognized tax benefits from discontinued operations due to resolutions with tax authorities			17
Interest and penalties recognized in the consolidated statements of income		1	5
Accrued interest and penalties	5	7
Liabilities for uncertain tax positions	26	48
Liabilities for uncertain tax positions, long-term	25	34
Amount of reasonably possible resolution of reviews	6
Income tax examination, interest accrued	3
Federal and State [Member]
Reversal of accruals for unrecognized tax benefits	7
Federal [Member]
Net operating loss carryforwards	49
State [Member]
State tax credit carryforwards	$ 9

Income Taxes (Schedule Of The Provision For Income Taxes) (Details) (As Adjusted [Member], USD $) In Millions	12 Months Ended
	Jan. 31, 2011	Jan. 31, 2010	Jan. 31, 2009
As Adjusted [Member]
Current, federal and foreign	$ 260	$ 262	$ 196
Current, state	48	47	37
Deferred, federal and foreign	9	(16)	13
Deferred, state	(3)	(4)
Total	$ 314	$ 289	$ 246

Income Taxes (Schedule Of A Reconciliation Of The Provision For Income Taxes) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 31, 2011	Jan. 31, 2010	Jan. 31, 2009
Statutory federal income tax rate	35.00%
As Adjusted [Member]
Amount computed at the statutory federal income tax rate (35%)	$ 305	$ 269	$ 236
State income taxes, net of federal tax benefit	29	27	24
Change in accruals for uncertain tax positions	(7)	3	(8)
Research and development credits	(8)	(6)	(5)
U.S. manufacturing activity benefit	(5)	(2)	(2)
Other		(2)	1
Total	$ 314	$ 289	$ 246
Effective income tax rate	36.00%	37.60%	36.50%

Income Taxes (Schedule Of Deferred Tax Assets (Liabilities)) (Details) (As Adjusted [Member], USD $) In Millions	Jan. 31, 2011	Jan. 31, 2010
As Adjusted [Member]
Accrued vacation and bonuses	$ 90	$ 91
Investments	11	13
Deferred compensation	47	44
Vesting stock awards	75	65
Credits and net operating losses carryovers	28	11
Employee benefit contributions	6	13
Other	32	31
Total deferred tax assets	289	268
Deferred revenue	(51)	(59)
Fixed asset basis differences	(21)	(10)
Purchased intangible assets	(119)	(60)
Total deferred tax liabilities	(191)	(129)
Net deferred tax assets, before valuation allowance	98	139
Valuation allowance	(2)	(2)
Net deferred tax assets	$ 96	$ 137

Income Taxes (Schedule Of Net Deferred Tax Assets) (Details) (As Adjusted [Member], USD $) In Millions	Jan. 31, 2011	Jan. 31, 2010
As Adjusted [Member]
Net current deferred tax assets	$ 41	$ 32
Net current deferred tax assets (included in assets of discontinued operations)	4	2
Net non-current deferred tax assets	51	103
Net deferred tax assets	$ 96	$ 137

Income Taxes (Schedule Of Changes In Unrecognized Tax Benefits) (Details) (USD $) In Millions	12 Months Ended
	Jan. 31, 2011	Jan. 31, 2010	Jan. 31, 2009
Income Taxes
Unrecognized tax benefits at beginning of year	$ 44	$ 31	$ 53
Additions for tax positions related to current year	1	10	9
Additions for tax positions related to prior years	1	9	5
Reductions for tax positions related to prior years	(8)	(1)	(5)
Settlements with taxing authorities	(12)		(30)
Lapse of statute of limitations	(3)	(5)	(1)
Unrecognized tax benefits at end of year	23	44	31
Unrecognized tax benefits that, if recognized, would affect the effective income tax rate	$ 17	$ 36	$ 23

Comprehensive Income And Accumulated Other Comprehensive Loss (Narrative) (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Jul. 31, 2011	Jan. 31, 2011	Jan. 31, 2010
Comprehensive Income And Accumulated Other Comprehensive Loss
Underfunded projected benefit obligation		$ 20	$ 42
Actuarial loss (gain)		0
Curtailment gain		8
Unrealized net loss on settled derivatives which will be amortized and recognized	$ 1	$ 1
Amortization period of unrealized net loss on settled derivatives (in months)	12	12

Comprehensive Income And Accumulated Other Comprehensive Loss (Schedule Of Comprehensive Income (Loss)) (Details) (USD $) In Millions	6 Months Ended	3 Months Ended																6 Months Ended	12 Months Ended
	Jul. 31, 2011	Jan. 31, 2011 As Adjusted [Member]		Oct. 31, 2010 As Adjusted [Member]		Jul. 31, 2010 As Adjusted [Member]		Apr. 30, 2010 As Adjusted [Member]		Jan. 31, 2010 As Adjusted [Member]		Oct. 31, 2009 As Adjusted [Member]		Jul. 31, 2009 As Adjusted [Member]		Apr. 30, 2009 As Adjusted [Member]		Jul. 31, 2010 As Adjusted [Member]	Jan. 31, 2011 As Adjusted [Member]	Jan. 31, 2010 As Adjusted [Member]	Jan. 31, 2009 As Adjusted [Member]
Net income	$ 309	$ 131	[1]	$ 173	[1]	$ 190	[1]	$ 125	[1]	$ 121	[2]	$ 135	[2]	$ 123	[2]	$ 117	[2]	$ 315	$ 619	$ 496	$ 446
Foreign currency translation adjustments	7																	(1)		12	(20)
Deferred taxes	(3)																	(1)		(3)	8
Foreign currency translation adjustments, net of tax	4																	(2)		9	(12)
Reclassification of realized loss on settled derivative instruments to net income																		1	1		2
Deferred taxes																					(1)
Reclassification of realized loss on settled derivative instruments to net income, net of tax																		1	1		1
Pension liability adjustment																		7	12	(3)	(14)
Deferred taxes																		(2)	(3)	1	4
Pension liability adjustment, net of tax																		5	9	(2)	(10)
Total other comprehensive income (loss), net of tax	4																	4	10	7	(21)
Comprehensive income	$ 313																	$ 319	$ 629	$ 503	$ 425

[1]	Earnings per share are computed independently for each of the quarters presented and therefore may not sum to the total for the fiscal year.
[2]	Income from continuing operations and net income relate to SAIC only, see Science Applications' amounts detailed below.

Comprehensive Income And Accumulated Other Comprehensive Loss (Schedule Of Accumulated Other Comprehensive Income) (Details) (USD $) In Millions	Jul. 31, 2011	Jan. 31, 2011	Jan. 31, 2010
Foreign currency translation adjustments, net of taxes of $(1) million, $2 million and $2 million as of July 31, 2011, January 31, 2011 and January 31, 2010, respectively	$ 2	$ (2)
Unrecognized net loss on settled derivative instruments associated with outstanding debt, net of taxes of $4 million as of July 31, 2011, January 31, 2011 and January 31, 2010, respectively	(5)	(5)
Total accumulated other comprehensive loss, net of taxes of $3 million, $6 million and $9 million as of July 31, 2011, January 31, 2011 and January 31, 2010, respectively	(3)	(7)
Foreign currency translation adjustments, tax effect	(1)	2	2
Unrecognized net loss on settled derivative instruments associated with outstanding debt, tax effect	4	4	4
Unrecognized loss on defined benefit plan, tax effect			3
Total accumulated other comprehensive loss, tax effect	3	6	9
As Adjusted [Member]
Foreign currency translation adjustments, net of taxes of $(1) million, $2 million and $2 million as of July 31, 2011, January 31, 2011 and January 31, 2010, respectively		(2)	(2)
Unrecognized net loss on settled derivative instruments associated with outstanding debt, net of taxes of $4 million as of July 31, 2011, January 31, 2011 and January 31, 2010, respectively		(5)	(6)
Unrecognized loss on defined benefit plan, net of taxes of $3 million as of January 31, 2011 and 2010, respectively			(9)
Total accumulated other comprehensive loss, net of taxes of $3 million, $6 million and $9 million as of July 31, 2011, January 31, 2011 and January 31, 2010, respectively		$ (7)	$ (17)

Leases (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Jan. 31, 2011 years months
Leases
Maximum contingent lease liability	$ 46
Capital lease obligations	$ 7
Capital lease obligation, payable period (years)	5

Leases (Schedule Of Rent Expense For Facilities And Equipment) (Details) (USD $) In Millions	12 Months Ended
	Jan. 31, 2011	Jan. 31, 2010	Jan. 31, 2009
Leases
Gross rental expense	$ 174	$ 156	$ 141
Less lease and sublease income	(23)	(15)	(12)
Net rental expense	$ 151	$ 141	$ 129

Leases (Schedule Of Lease Commitments, And Lease Or Sublease Receipts Under Non-Cancelable Operating Leases) (Details) (USD $) In Millions	Jan. 31, 2011
Operating lease commitment
2012	$ 139
2013	115
2014	91
2015	75
2016	62
2017 and thereafter	172
Total	654
Lease or sublease receipts
2012	8
2013	8
2014	6
2015	4
2016	4
2017 and thereafter	42
Total	$ 72

Supplementary Income Statement And Cash Flow Information (Schedule Of Supplementary Income Statement Information) (Details) (USD $) In Millions	12 Months Ended
	Jan. 31, 2011	Jan. 31, 2010	Jan. 31, 2009
Supplementary Income Statement And Cash Flow Information
Depreciation and amortization expense for property, plant and equipment and assets acquired under capital leases	$ 70	$ 64	$ 58
Internal research and development costs included in selling, general and administrative expenses	55	49	46
Impairment losses for goodwill			2
Impairment losses for intangible assets		$ 6	$ 3

Supplementary Income Statement And Cash Flow Information (Schedule Of Supplementary Cash Flow Information) (Details) (USD $) In Millions	6 Months Ended		12 Months Ended
	Jul. 31, 2011	Jul. 31, 2010	Jan. 31, 2011	Jan. 31, 2010	Jan. 31, 2009
Supplementary Income Statement And Cash Flow Information
Increase (decrease) in accrued stock repurchases	$ 13	$ (24)	$ (17)	$ 24	$ (6)
Fair value of assets acquired in acquisitions	29	167	470	314	224
Cash paid in acquisitions, net of cash acquired of $10 million, $8 million and $5 million in fiscal 2011, 2010 and 2009, respectively	(26)	(140)	(382)	(256)	(201)
Non-cash consideration				(3)
Accrued acquisition payables, net			(4)	(10)	(9)
Liabilities assumed in acquisitions	3	27	84	45	14
Cash paid for interest (including discontinued operations)	52	35	71	71	77
Cash paid for income taxes (including discontinued operations)	121	157	361	273	269
Cash acquired from acquisition		1	10	8	5
In-kind dividend distributed by Science Applications to SAIC					$ 188

Business Segment Information (Schedule Of Segment Reporting Information By Segment) (Details) (USD $) In Millions	6 Months Ended		12 Months Ended
	Jul. 31, 2011	Jul. 31, 2010	Jan. 31, 2011	Jan. 31, 2010	Jan. 31, 2009
Revenues	$ 5,284	$ 5,376	$ 10,921	$ 10,580	$ 9,768
Operating income (loss)	439	478	947	836	747
Total amortization of intangible assets			40	26	30
Defense Solutions [Member]
Revenues	2,222	2,269	4,657	4,518	4,035
Operating income (loss)	178	177	380	355	317
Total amortization of intangible assets			7	12	12
Health, Energy And Civil Solutions [Member]
Revenues	1,336	1,377	2,792	2,848	2,591
Operating income (loss)	117	127	258	236	213
Total amortization of intangible assets			16	8	9
Intelligence And Cybersecurity Solutions [Member]
Revenues	1,727	1,677	3,421	3,216	3,147
Operating income (loss)	159	131	288	281	261
Total amortization of intangible assets			17	6	9
Corporate And Other [Member]
Revenues	1	56	58	4	(2)
Operating income (loss)	(15)	43	21	(36)	(44)
Intersegment Elimination [Member]
Revenues	$ (2)	$ (3)	$ (7)	$ (6)	$ (3)

Business Segment Information (Schedule Of Total Revenue Percentages Contributable To Specific Government Agencies Comprising More Than Ten Percent) (Details) (Government Contracts Concentration Risk [Member])
	Jan. 31, 2011	Jan. 31, 2010	Jan. 31, 2009
U.S. Government [Member]
Percentage of sales	91.00%	91.00%	91.00%
U.S. Army [Member]
Percentage of sales	23.00%	24.00%	25.00%
U.S. Navy [Member]
Percentage of sales	13.00%	13.00%	12.00%

Discontinued Operations (Narrative) (Details) (USD $) In Millions	0 Months Ended	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 10, 2011	Jul. 31, 2010	Jul. 31, 2011	Jul. 31, 2010	Jul. 31, 2011	Jul. 31, 2010	Jan. 31, 2011	Jan. 31, 2010	Jan. 31, 2009
Discontinued Operations
Cash received from settlement of arbitration proceedings		$ 80
Proceeds from discontinued operations	169		169		169
Gain on sale before income taxes	109		109		109
Pre-tax gains (loss) related to the actions				52		52	77	6	8
Net provision of tax of discontinued operations							$ 17

Discontinued Operations (Schedule Of Operating Results Of Discontinued Operations) (Details) (USD $) In Millions	6 Months Ended		12 Months Ended
	Jul. 31, 2011	Jul. 31, 2010	Jan. 31, 2011 As Adjusted [Member]	Jan. 31, 2010 As Adjusted [Member]	Jan. 31, 2009 As Adjusted [Member]
Revenues	$ 69	$ 103	$ 196	$ 267	$ 310
Cost of revenues	54	84	156	192	234
Selling, general and administrative expenses	8	17	28	45	67
Operating income	$ 7	$ 2	$ 12	$ 30	$ 9

Legal Proceedings (Details) (USD $)	Jul. 31, 2011	Jan. 31, 2011	Jul. 31, 2011 Greek Government Contract [Member]	Jul. 31, 2010 Greek Government Contract [Member]	Jan. 31, 2011 Greek Government Contract [Member]	Jan. 31, 2011 Greek Government Contract [Member] Letters Of Credit Related System Support And Maintenance [Member]	May 31, 2010 Greek Government Contract [Member] Letters Of Credit Related System Support And Maintenance [Member]	Jul. 31, 2011 Greek Government Contract [Member] Letters Of Credit Related System Support And Maintenance [Member] Letter Of Credit Relating To Delivery Of The System [Member]	Jan. 31, 2011 Greek Government Contract [Member] Letters Of Credit Related System Support And Maintenance [Member] Letter Of Credit Relating To Delivery Of The System [Member]	Jul. 31, 2011 Greek Government Contract [Member] Performance Guarantee [Member]	Jan. 31, 2011 Greek Government Contract [Member] Performance Guarantee [Member]	Jul. 31, 2011 Greek Government Contract [Member] Invoice For Undisputed Portion Of Contract [Member]	Jan. 31, 2011 Greek Government Contract [Member] Invoice For Undisputed Portion Of Contract [Member]	Jul. 31, 2011 Greek Government Contract [Member] Value Added Taxes [Member]	Jan. 31, 2011 Greek Government Contract [Member] Value Added Taxes [Member]	Jul. 31, 2011 Greek Government Contract [Member] Standby Letters Of Credit [Member]	Jan. 31, 2011 Greek Government Contract [Member] Standby Letters Of Credit [Member]	Jul. 31, 2011 Greek Government Contract [Member] Letter Of Credit Relating To Delivery Of The System [Member]	Jan. 31, 2011 Greek Government Contract [Member] Letter Of Credit Relating To Delivery Of The System [Member]	Dec. 31, 2010 Nuclear Regulatory Commission [Member] Breach Of Contract [Member]	Jul. 31, 2008 Nuclear Regulatory Commission [Member] Breach Of Contract [Member]	Oct. 31, 2008 Nuclear Regulatory Commission [Member] False Claims Act Claims [Member]	Jul. 31, 2008 Nuclear Regulatory Commission [Member] False Claims Act Claims [Member]	Jul. 31, 2011 National Center For Critical Information Processing And Storage Contract [Member]	Jan. 31, 2011 National Center For Critical Information Processing And Storage Contract [Member]	Jun. 29, 2011 Timekeeping Contract With City Of New York [Member]	Jun. 15, 2011 Timekeeping Contract With City Of New York [Member]	Jun. 30, 2011 Timekeeping Contract With City Of New York [Member]	Jun. 29, 2011 Timekeeping Contract With City Of New York [Member]	Jun. 15, 2011 Timekeeping Contract With City Of New York [Member]	Jul. 31, 2011 Timekeeping Contract With City Of New York [Member]	May 31, 2011 Timekeeping Contract With City Of New York [Member]
Damages sought																								$ 116,000,000	$ 116,000,000
Contingency liability recorded																								25,000,000
Loss related to litigation settlement																				78	78	585,000	2,000,000
Contracts receivable												20,000,000	19,000,000	36,000,000	34,000,000
Damages sought by SAIC			101,000,000		96,000,000					27,000,000	26,000,000
Recorded losses			123,000,000		123,000,000
Receivables relating to value added taxes														16,000,000	16,000,000
Unsecured borrowing capacity	750,000,000	750,000,000
Amount outstanding	0	0				27,000,000	26,000,000	6,000,000	7,000,000
Letter of credit available to the company																26,000,000	26,000,000	21,000,000	20,000,000
Amount billed																												635,000,000				635,000,000
Contract receivable																															40,000,000	40,000,000
The amount allegedly taken from a subcontractor																											9,000,000	5,000,000		9,000,000
City time requested reimbursement																										600,000,000			600,000,000
Loss contingency, proposed settlement agreement, consideration																								25,000,000	25,000,000
Profit or loss recorded on contract			$ 0	$ 0

Other Commitments And Contingencies (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended				12 Months Ended			1 Months Ended	6 Months Ended	12 Months Ended							16 Months Ended	19 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended
	Jul. 31, 2011	Jul. 31, 2010	Jan. 31, 2011	Jan. 31, 2010	Jan. 31, 2009	Jan. 31, 2008	Jan. 31, 2011 VirnetX, Inc. [Member]	Jan. 31, 2011 Bechtel SAIC Company, LLC [Member]	Jan. 31, 2011 Research and Development Solutions, LLC [Member] Performance Guarantee [Member]	Mar. 31, 2006 DS And S [Member]	Jul. 31, 2011 DS And S [Member]	Jan. 31, 2011 DS And S [Member]	Jul. 31, 2011 Standby Letters Of Credit [Member]	Jan. 31, 2011 Standby Letters Of Credit [Member]	Jul. 31, 2011 Performance Guarantee [Member]	Jan. 31, 2011 Performance Guarantee [Member]	Jan. 31, 2011 Potential Insurance Claims [Member]	Jan. 31, 2010 Potential Insurance Claims [Member]	Jan. 31, 2011 Restructuring Proposals [Member]	Apr. 30, 2011 Restructuring Proposals [Member]	Jul. 31, 2011 Government Investigations And Reviews [Member]	Jan. 31, 2011 Government Investigations And Reviews [Member]	Jul. 31, 2011 Tax Audits And Reviews [Member]
Estimate of possible loss																	$ 37	$ 34
Ownership interest								30.00%		50.00%
Sale price of business										9
Cash received for repayment of loan										1
Guarantee obligations									350
Deferred gain related to sale of business											9	9
Liability for estimate of loss																					30	30
Unrecognized tax benefits			23	44	31	53																	12
Unrecognized tax benefits accrued interest			5	7																			1
Liabilities for uncertain tax positions																							23
Uncertain tax position related to discontinued operations																							1
Reduction of uncertain tax position from resolution																							5
Amount outstanding													61	52
Portion attributable to advance payment and bonding requirement													6	7
Surety bonds															309	319
Revenues	5,284	5,376	10,921	10,580	9,768														339	450
Cash payment made in exchange for dismissal of lawsuits							200
Percent of proceeds the Company was entitled to receive							35.00%
Proceeds from royalties							56
Legal fees and costs							3
Royalty payments							2
Amount outstanding	$ 0		$ 0

Selected Quarterly Financial Data (Unaudited) (Details) (USD $) In Millions, except Per Share data	3 Months Ended																6 Months Ended		12 Months Ended
	Jan. 31, 2011		Oct. 31, 2010		Jul. 31, 2010		Apr. 30, 2010		Jan. 31, 2010		Oct. 31, 2009		Jul. 31, 2009		Apr. 30, 2009		Jul. 31, 2011	Jul. 31, 2010	Jan. 31, 2011	Jan. 31, 2010	Jan. 31, 2009
Revenues																	$ 5,284	$ 5,376	$ 10,921	$ 10,580	$ 9,768
Operating income																	439	478	947	836	747
Income from continuing operations																	242
Income from discontinued operations																	67
Net income																	309
Basic earnings per share																	$ 0.87
Diluted earnings per share																	$ 0.87
Science Applications International Corporation [Member]
Revenues																	5,284	5,376	10,921	10,580	9,768
Operating income																	439	478	947	836	747
Income from continuing operations	126		149		154		121		116		125		114		110		241	275	550	465	401
Income from discontinued operations																	67	34	61	17	18
Net income	131		171		187		122		118		130		120		114		308	309	611	482	419
As Adjusted [Member]
Revenues	2,724		2,821		2,749		2,627		2,619		2,703		2,675		2,583			5,376	10,921	10,580	9,768
Operating income	217		252		272		206		204		225		209		198			478	947	836	747
Income from continuing operations	126	[1]	151	[1]	157	[1]	124	[1]	119	[1]	130	[1]	117	[1]	113	[1]		281	558	479	428
Income from discontinued operations	5		22		33		1		2		5		6		4			34	61	17	18
Net income	$ 131	[2]	$ 173	[2]	$ 190	[2]	$ 125	[2]	$ 121	[1]	$ 135	[1]	$ 123	[1]	$ 117	[1]		$ 315	$ 619	$ 496	$ 446
Basic earnings per share	$ 0.35	[2]	$ 0.47	[2]	$ 0.5	[2]	$ 0.32	[2]	$ 0.31	[2]	$ 0.34	[2]	$ 0.31	[2]	$ 0.29	[2]		$ 0.82	$ 1.65	$ 1.25	$ 1.1
Diluted earnings per share	$ 0.35	[2]	$ 0.46	[2]	$ 0.5	[2]	$ 0.32	[2]	$ 0.3	[2]	$ 0.34	[2]	$ 0.31	[2]	$ 0.29	[2]		$ 0.82	$ 1.64	$ 1.23	$ 1.08

[1]	Income from continuing operations and net income relate to SAIC only, see Science Applications' amounts detailed below.
[2]	Earnings per share are computed independently for each of the quarters presented and therefore may not sum to the total for the fiscal year.